UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09721

PIMCO Managed Accounts Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street , NE , Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the report transmitted to Stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

●	Fixed Income SHares: Series C

●	Fixed Income SHares: Series LD

●	Fixed Income SHares: Series M

●	Fixed Income SHares: Series R

●	Fixed Income SHares: Series TE

(b)	Not applicable to the Registrant.

 FXICX

Fixed Income SHares: Series C

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the Fixed Income SHares: Series C (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series C	$28	0.27%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Curve positioning in the U.S., namely underweight exposure to the long-end of the curve, contributed to relative performance, as yields rose.

• Long exposure to securitized credit (high-quality collateralized loan obligations, collateralized debt obligations, commercial mortgage-backed securities, asset-backed securities, non-agency residential mortgage-backed securities) contributed to relative performance, as spreads tightened.

• Long exposure to the Turkish lira contributed to relative performance, due to the cash rate differential versus the U.S. dollar.

• Underweight exposure to investment-grade non-financial corporate credit detracted from relative performance, as spreads tightened.

• Curve positioning in the U.K., particularly long exposure to the intermediate section of the curve detracted from relative performance, as yields rose.

• Long exposure to the front-end of the Canada yield curve detracted from relative performance during Q1 2024, as yields rose and cash rates were relatively lower than cash rates in the U.S.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the Bloomberg U.S. Intermediate Credit Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series C	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index	Bloomberg U.S. Intermediate Credit Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,123	$10,210	$10,283	$10,178
2/28/2015	$10,268	$10,114	$10,181	$10,134
3/31/2015	$10,279	$10,161	$10,216	$10,177
4/30/2015	$10,238	$10,124	$10,156	$10,183
5/31/2015	$10,305	$10,100	$10,098	$10,177
6/30/2015	$10,320	$9,990	$9,922	$10,082
7/31/2015	$10,424	$10,059	$9,984	$10,111
8/31/2015	$10,244	$10,045	$9,925	$10,080
9/30/2015	$10,054	$10,113	$9,974	$10,136
10/31/2015	$10,191	$10,114	$10,021	$10,161
11/30/2015	$10,182	$10,088	$9,999	$10,147
12/31/2015	$10,174	$10,055	$9,923	$10,090
1/31/2016	$10,078	$10,193	$9,975	$10,154
2/29/2016	$9,827	$10,266	$10,058	$10,203
3/31/2016	$10,079	$10,360	$10,312	$10,362
4/30/2016	$10,109	$10,400	$10,438	$10,438
5/31/2016	$10,130	$10,402	$10,433	$10,431
6/30/2016	$10,160	$10,589	$10,671	$10,583
7/31/2016	$10,187	$10,656	$10,811	$10,652
8/31/2016	$10,203	$10,644	$10,832	$10,656
9/30/2016	$10,220	$10,638	$10,802	$10,664
10/31/2016	$10,276	$10,556	$10,710	$10,630
11/30/2016	$10,144	$10,307	$10,418	$10,439
12/31/2016	$10,259	$10,321	$10,481	$10,461
1/31/2017	$10,316	$10,341	$10,517	$10,500
2/28/2017	$10,434	$10,411	$10,633	$10,577
3/31/2017	$10,482	$10,405	$10,617	$10,581
4/30/2017	$10,583	$10,486	$10,724	$10,662
5/31/2017	$10,658	$10,567	$10,839	$10,733
6/30/2017	$10,703	$10,556	$10,867	$10,726
7/31/2017	$10,786	$10,601	$10,947	$10,800
8/31/2017	$10,882	$10,696	$11,038	$10,861
9/30/2017	$10,894	$10,645	$11,014	$10,833
10/31/2017	$10,895	$10,652	$11,051	$10,852
11/30/2017	$10,885	$10,638	$11,041	$10,818
12/31/2017	$10,919	$10,687	$11,129	$10,845
1/31/2018	$10,857	$10,564	$11,026	$10,761
2/28/2018	$10,782	$10,464	$10,859	$10,685
3/31/2018	$10,815	$10,531	$10,892	$10,697
4/30/2018	$10,772	$10,452	$10,793	$10,648
5/31/2018	$10,786	$10,527	$10,847	$10,704
6/30/2018	$10,800	$10,514	$10,797	$10,688
7/31/2018	$10,876	$10,516	$10,874	$10,728
8/31/2018	$10,914	$10,584	$10,929	$10,791
9/30/2018	$10,923	$10,516	$10,893	$10,766
10/31/2018	$10,871	$10,433	$10,740	$10,721
11/30/2018	$10,864	$10,495	$10,733	$10,729
12/31/2018	$10,942	$10,688	$10,894	$10,846
1/31/2019	$11,174	$10,801	$11,130	$11,020
2/28/2019	$11,241	$10,795	$11,154	$11,057
3/31/2019	$11,337	$11,003	$11,425	$11,231
4/30/2019	$11,457	$11,005	$11,481	$11,280
5/31/2019	$11,483	$11,201	$11,650	$11,398
6/30/2019	$11,646	$11,341	$11,913	$11,567
7/31/2019	$11,696	$11,366	$11,975	$11,591
8/31/2019	$11,849	$11,661	$12,349	$11,791
9/30/2019	$11,804	$11,599	$12,268	$11,764
10/31/2019	$11,884	$11,634	$12,338	$11,832
11/30/2019	$11,932	$11,628	$12,362	$11,833
12/31/2019	$11,946	$11,620	$12,397	$11,879
1/31/2020	$12,235	$11,843	$12,687	$12,050
2/29/2020	$12,381	$12,056	$12,860	$12,172
3/31/2020	$11,762	$11,985	$12,007	$11,599
4/30/2020	$12,170	$12,198	$12,557	$11,999
5/31/2020	$12,307	$12,255	$12,761	$12,200
6/30/2020	$12,550	$12,332	$12,994	$12,374
7/31/2020	$12,831	$12,517	$13,395	$12,545
8/31/2020	$12,792	$12,416	$13,225	$12,545
9/30/2020	$12,778	$12,409	$13,189	$12,527
10/31/2020	$12,694	$12,353	$13,160	$12,528
11/30/2020	$13,019	$12,475	$13,495	$12,661
12/31/2020	$13,113	$12,492	$13,556	$12,721
1/31/2021	$13,073	$12,402	$13,395	$12,677
2/28/2021	$12,868	$12,223	$13,163	$12,575
3/31/2021	$12,629	$12,071	$12,953	$12,457
4/30/2021	$12,832	$12,166	$13,091	$12,543
5/31/2021	$12,889	$12,206	$13,185	$12,610
6/30/2021	$13,044	$12,291	$13,383	$12,651
7/31/2021	$13,261	$12,429	$13,557	$12,748
8/31/2021	$13,258	$12,405	$13,525	$12,727
9/30/2021	$13,159	$12,298	$13,380	$12,660
10/31/2021	$13,133	$12,294	$13,409	$12,592
11/30/2021	$13,156	$12,331	$13,420	$12,577
12/31/2021	$13,158	$12,299	$13,410	$12,590
1/31/2022	$12,838	$12,034	$12,980	$12,364
2/28/2022	$12,628	$11,900	$12,735	$12,238
3/31/2022	$12,160	$11,569	$12,415	$11,952
4/30/2022	$11,604	$11,130	$11,764	$11,627
5/31/2022	$11,538	$11,202	$11,868	$11,728
6/30/2022	$11,211	$11,026	$11,558	$11,518
7/31/2022	$11,555	$11,296	$11,909	$11,771
8/31/2022	$11,229	$10,977	$11,573	$11,534
9/30/2022	$10,625	$10,502	$10,986	$11,163
10/31/2022	$10,468	$10,366	$10,873	$11,117
11/30/2022	$10,966	$10,748	$11,413	$11,454
12/31/2022	$10,956	$10,699	$11,364	$11,445
1/31/2023	$11,477	$11,028	$11,797	$11,715
2/28/2023	$11,233	$10,743	$11,442	$11,491
3/31/2023	$11,355	$11,016	$11,756	$11,728
4/30/2023	$11,431	$11,083	$11,848	$11,815
5/31/2023	$11,320	$10,962	$11,683	$11,727
6/30/2023	$11,332	$10,923	$11,720	$11,697
7/31/2023	$11,386	$10,915	$11,755	$11,759
8/31/2023	$11,327	$10,846	$11,671	$11,743
9/30/2023	$11,041	$10,570	$11,367	$11,589
10/31/2023	$10,846	$10,403	$11,165	$11,509
11/30/2023	$11,410	$10,874	$11,799	$11,913
12/31/2023	$11,870	$11,291	$12,294	$12,238
1/31/2024	$11,899	$11,260	$12,272	$12,262
2/29/2024	$11,808	$11,101	$12,095	$12,153
3/31/2024	$11,966	$11,203	$12,243	$12,262
4/30/2024	$11,732	$10,920	$11,939	$12,098
5/31/2024	$11,994	$11,105	$12,156	$12,265
6/30/2024	$12,110	$11,210	$12,237	$12,352
7/31/2024	$12,434	$11,472	$12,525	$12,595
8/31/2024	$12,622	$11,637	$12,719	$12,756
9/30/2024	$12,821	$11,793	$12,936	$12,918
10/31/2024	$12,497	$11,500	$12,624	$12,718
11/30/2024	$12,719	$11,622	$12,785	$12,823
12/31/2024	$12,494	$11,432	$12,543	$12,729

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series C	5.26%	0.90%	2.25%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Credit Index	2.03%	0.23%	2.29%
Bloomberg U.S. Intermediate Credit Index	4.01%	1.39%	2.44%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,588,834
# of Portfolio Holdings	589
Portfolio Turnover Rate	546%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.6%
Corporate Bonds & Notes	44.2%
U.S. Treasury Obligations	21.7%
Asset-Backed Securities	13.7%
Non-Agency Mortgage-Backed Securities	7.1%
Sovereign Issues	2.1%
Preferred Securities	1.6%
Municipal Bonds & Notes	0.9%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(46.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.24% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXICX

Fixed Income SHares: Series C

Annual Shareholder Report | December 31, 2024

FISH2755TSRAR_123124

 FXIDX

Fixed Income SHares: Series LD

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the Fixed Income SHares: Series LD (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series LD	$141	1.36%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.S. duration, specifically the 2-year part of the curve, contributed to relative performance as rates dropped over the second and third quarters of 2024.

• Overweight exposure to commercial mortgage-backed securities ("CMBS") contributed to relative performance, as CMBS posted positive returns.

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Long exposure to United Kingdom duration, specifically the 5-year part of the curve, detracted from relative performance, as interest rates rose.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• Long exposure to Australian duration, specifically at the 10-year and 12-year part of the curve, detracted from relative performance, as interest rates rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series LD	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index	50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,019	$10,210	$10,051	$10,114
2/28/2015	$10,159	$10,114	$10,029	$10,082
3/31/2015	$10,176	$10,161	$10,052	$10,115
4/30/2015	$10,229	$10,124	$10,057	$10,120
5/31/2015	$10,307	$10,100	$10,064	$10,121
6/30/2015	$10,338	$9,990	$10,067	$10,075
7/31/2015	$10,364	$10,059	$10,072	$10,092
8/31/2015	$10,315	$10,045	$10,068	$10,074
9/30/2015	$10,277	$10,113	$10,098	$10,117
10/31/2015	$10,374	$10,114	$10,088	$10,125
11/30/2015	$10,411	$10,088	$10,064	$10,106
12/31/2015	$10,405	$10,055	$10,054	$10,072
1/31/2016	$10,322	$10,193	$10,115	$10,135
2/29/2016	$10,220	$10,266	$10,127	$10,165
3/31/2016	$10,319	$10,360	$10,145	$10,254
4/30/2016	$10,419	$10,400	$10,148	$10,293
5/31/2016	$10,519	$10,402	$10,137	$10,284
6/30/2016	$10,497	$10,589	$10,198	$10,389
7/31/2016	$10,615	$10,656	$10,192	$10,421
8/31/2016	$10,688	$10,644	$10,175	$10,414
9/30/2016	$10,738	$10,638	$10,187	$10,424
10/31/2016	$10,826	$10,556	$10,180	$10,404
11/30/2016	$10,780	$10,307	$10,140	$10,289
12/31/2016	$10,839	$10,321	$10,143	$10,302
1/31/2017	$10,872	$10,341	$10,156	$10,328
2/28/2017	$10,923	$10,411	$10,166	$10,371
3/31/2017	$10,978	$10,405	$10,169	$10,374
4/30/2017	$11,015	$10,486	$10,184	$10,421
5/31/2017	$11,032	$10,567	$10,195	$10,462
6/30/2017	$11,119	$10,556	$10,187	$10,455
7/31/2017	$11,132	$10,601	$10,209	$10,501
8/31/2017	$11,124	$10,696	$10,228	$10,541
9/30/2017	$11,214	$10,645	$10,211	$10,519
10/31/2017	$11,282	$10,652	$10,205	$10,525
11/30/2017	$11,297	$10,638	$10,185	$10,498
12/31/2017	$11,233	$10,687	$10,186	$10,512
1/31/2018	$11,246	$10,564	$10,157	$10,456
2/28/2018	$11,286	$10,464	$10,153	$10,417
3/31/2018	$11,226	$10,531	$10,173	$10,433
4/30/2018	$11,293	$10,452	$10,157	$10,401
5/31/2018	$11,294	$10,527	$10,194	$10,447
6/30/2018	$11,328	$10,514	$10,195	$10,440
7/31/2018	$11,382	$10,516	$10,195	$10,459
8/31/2018	$11,393	$10,584	$10,227	$10,507
9/30/2018	$11,481	$10,516	$10,215	$10,488
10/31/2018	$11,511	$10,433	$10,231	$10,474
11/30/2018	$11,424	$10,495	$10,266	$10,496
12/31/2018	$11,354	$10,688	$10,347	$10,595
1/31/2019	$11,418	$10,801	$10,375	$10,694
2/28/2019	$11,560	$10,795	$10,385	$10,718
3/31/2019	$11,556	$11,003	$10,449	$10,835
4/30/2019	$11,664	$11,005	$10,470	$10,870
5/31/2019	$11,602	$11,201	$10,544	$10,965
6/30/2019	$11,620	$11,341	$10,599	$11,075
7/31/2019	$11,669	$11,366	$10,587	$11,080
8/31/2019	$11,666	$11,661	$10,672	$11,220
9/30/2019	$11,701	$11,599	$10,660	$11,201
10/31/2019	$11,746	$11,634	$10,695	$11,252
11/30/2019	$11,768	$11,628	$10,692	$11,250
12/31/2019	$11,791	$11,620	$10,715	$11,284
1/31/2020	$11,964	$11,843	$10,773	$11,396
2/29/2020	$12,084	$12,056	$10,866	$11,503
3/31/2020	$11,335	$11,985	$11,015	$11,312
4/30/2020	$11,682	$12,198	$11,020	$11,509
5/31/2020	$11,839	$12,255	$11,027	$11,609
6/30/2020	$12,137	$12,332	$11,030	$11,693
7/31/2020	$12,222	$12,517	$11,041	$11,780
8/31/2020	$12,290	$12,416	$11,039	$11,778
9/30/2020	$12,359	$12,409	$11,042	$11,772
10/31/2020	$12,490	$12,353	$11,037	$11,770
11/30/2020	$12,436	$12,475	$11,042	$11,835
12/31/2020	$12,531	$12,492	$11,047	$11,865
1/31/2021	$12,631	$12,402	$11,049	$11,846
2/28/2021	$12,649	$12,223	$11,040	$11,793
3/31/2021	$12,667	$12,071	$11,042	$11,739
4/30/2021	$12,687	$12,166	$11,047	$11,782
5/31/2021	$12,701	$12,206	$11,055	$11,818
6/30/2021	$12,676	$12,291	$11,038	$11,829
7/31/2021	$12,689	$12,429	$11,057	$11,884
8/31/2021	$12,711	$12,405	$11,056	$11,874
9/30/2021	$12,763	$12,298	$11,045	$11,837
10/31/2021	$12,643	$12,294	$11,011	$11,787
11/30/2021	$12,604	$12,331	$11,013	$11,779
12/31/2021	$12,579	$12,299	$10,986	$11,772
1/31/2022	$12,481	$12,034	$10,914	$11,627
2/28/2022	$12,337	$11,900	$10,873	$11,545
3/31/2022	$12,120	$11,569	$10,728	$11,332
4/30/2022	$12,185	$11,130	$10,677	$11,153
5/31/2022	$12,173	$11,202	$10,736	$11,233
6/30/2022	$12,006	$11,026	$10,674	$11,097
7/31/2022	$11,951	$11,296	$10,710	$11,242
8/31/2022	$12,004	$10,977	$10,633	$11,086
9/30/2022	$11,943	$10,502	$10,508	$10,845
10/31/2022	$11,814	$10,366	$10,497	$10,817
11/30/2022	$11,736	$10,748	$10,563	$11,015
12/31/2022	$11,883	$10,699	$10,585	$11,022
1/31/2023	$11,911	$11,028	$10,658	$11,190
2/28/2023	$11,980	$10,743	$10,581	$11,043
3/31/2023	$11,982	$11,016	$10,749	$11,244
4/30/2023	$12,050	$11,083	$10,777	$11,301
5/31/2023	$12,067	$10,962	$10,740	$11,239
6/30/2023	$12,020	$10,923	$10,688	$11,198
7/31/2023	$12,143	$10,915	$10,726	$11,247
8/31/2023	$12,243	$10,846	$10,768	$11,262
9/30/2023	$12,360	$10,570	$10,767	$11,187
10/31/2023	$12,490	$10,403	$10,804	$11,167
11/30/2023	$12,510	$10,874	$10,913	$11,420
12/31/2023	$12,605	$11,291	$11,035	$11,640
1/31/2024	$12,710	$11,260	$11,078	$11,673
2/29/2024	$12,728	$11,101	$11,032	$11,598
3/31/2024	$12,794	$11,203	$11,068	$11,669
4/30/2024	$12,818	$10,920	$11,032	$11,572
5/31/2024	$12,871	$11,105	$11,108	$11,691
6/30/2024	$12,949	$11,210	$11,172	$11,766
7/31/2024	$13,073	$11,472	$11,300	$11,950
8/31/2024	$13,169	$11,637	$11,401	$12,080
9/30/2024	$13,261	$11,793	$11,493	$12,205
10/31/2024	$13,253	$11,500	$11,426	$12,074
11/30/2024	$13,290	$11,622	$11,459	$12,142
12/31/2024	$13,463	$11,432	$11,486	$12,112

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series LD	6.81%	2.69%	3.02%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.08%	1.40%	1.40%
50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index	4.05%	1.43%	1.93%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$50,640
# of Portfolio Holdings	209
Portfolio Turnover Rate	414%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	36.7%
Asset-Backed Securities	28.9%
U.S. Government Agencies	27.6%
Non-Agency Mortgage-Backed Securities	24.7%
Sovereign Issues	4.5%
U.S. Treasury Obligations	2.8%
Affiliated Investments	2.9%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(28.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.95% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIDX

Fixed Income SHares: Series LD

Annual Shareholder Report | December 31, 2024

FISH2761TSRAR_123124

 FXIMX

Fixed Income SHares: Series M

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the Fixed Income SHares: Series M (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series M	$14	0.14%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Curve positioning in the U.S., namely overweight exposure to the front end of the curve and underweight exposure to the long-end of the curve, contributed to relative performance, as yields at the front end of the curve fell and yields at the long-end rose.

• Long exposure to securitized credit, namely non-agency residential mortgage-backed securities ("MBS"), commercial MBS, and high-quality collateralized loan obligations and collateralized debt obligations, contributed to relative performance, as spreads tightened.

• Long exposure to the Turkish lira contributed to relative performance, due to the cash rate differential versus the U.S. dollar.

• Underweight exposure to investment-grade non-financial corporate credit, particularly in the fourth quarter of 2024, detracted from relative performance, as spreads tightened.

• Long exposure to the South African rand detracted from relative performance, as it depreciated relative to the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the Bloomberg U.S. MBS Fixed Rate Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series M	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index	Bloomberg U.S. MBS Fixed-Rate Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,374	$10,210	$10,283	$10,085
2/28/2015	$10,234	$10,114	$10,181	$10,069
3/31/2015	$10,326	$10,161	$10,216	$10,106
4/30/2015	$10,235	$10,124	$10,156	$10,110
5/31/2015	$10,144	$10,100	$10,098	$10,108
6/30/2015	$9,902	$9,990	$9,922	$10,030
7/31/2015	$10,111	$10,059	$9,984	$10,094
8/31/2015	$9,990	$10,045	$9,925	$10,102
9/30/2015	$9,920	$10,113	$9,974	$10,161
10/31/2015	$10,062	$10,114	$10,021	$10,168
11/30/2015	$10,074	$10,088	$9,999	$10,155
12/31/2015	$10,055	$10,055	$9,923	$10,151
1/31/2016	$10,161	$10,193	$9,975	$10,283
2/29/2016	$10,231	$10,266	$10,058	$10,322
3/31/2016	$10,438	$10,360	$10,312	$10,352
4/30/2016	$10,584	$10,400	$10,438	$10,369
5/31/2016	$10,740	$10,402	$10,433	$10,383
6/30/2016	$11,051	$10,589	$10,671	$10,467
7/31/2016	$11,376	$10,656	$10,811	$10,489
8/31/2016	$11,407	$10,644	$10,832	$10,501
9/30/2016	$11,438	$10,638	$10,802	$10,530
10/31/2016	$11,328	$10,556	$10,710	$10,502
11/30/2016	$10,873	$10,307	$10,418	$10,322
12/31/2016	$10,938	$10,321	$10,481	$10,321
1/31/2017	$11,028	$10,341	$10,517	$10,318
2/28/2017	$11,206	$10,411	$10,633	$10,367
3/31/2017	$11,264	$10,405	$10,617	$10,370
4/30/2017	$11,406	$10,486	$10,724	$10,438
5/31/2017	$11,582	$10,567	$10,839	$10,503
6/30/2017	$11,605	$10,556	$10,867	$10,461
7/31/2017	$11,737	$10,601	$10,947	$10,508
8/31/2017	$11,951	$10,696	$11,038	$10,585
9/30/2017	$11,942	$10,645	$11,014	$10,561
10/31/2017	$11,943	$10,652	$11,051	$10,558
11/30/2017	$11,935	$10,638	$11,041	$10,542
12/31/2017	$11,987	$10,687	$11,129	$10,577
1/31/2018	$11,872	$10,564	$11,026	$10,453
2/28/2018	$11,825	$10,464	$10,859	$10,384
3/31/2018	$11,923	$10,531	$10,892	$10,451
4/30/2018	$11,852	$10,452	$10,793	$10,398
5/31/2018	$11,949	$10,527	$10,847	$10,471
6/30/2018	$11,977	$10,514	$10,797	$10,476
7/31/2018	$12,016	$10,516	$10,874	$10,465
8/31/2018	$12,094	$10,584	$10,929	$10,528
9/30/2018	$12,093	$10,516	$10,893	$10,464
10/31/2018	$12,050	$10,433	$10,740	$10,398
11/30/2018	$12,046	$10,495	$10,733	$10,491
12/31/2018	$12,254	$10,688	$10,894	$10,682
1/31/2019	$12,401	$10,801	$11,130	$10,766
2/28/2019	$12,463	$10,795	$11,154	$10,757
3/31/2019	$12,607	$11,003	$11,425	$10,913
4/30/2019	$12,716	$11,005	$11,481	$10,907
5/31/2019	$12,843	$11,201	$11,650	$11,048
6/30/2019	$12,965	$11,341	$11,913	$11,127
7/31/2019	$13,047	$11,366	$11,975	$11,172
8/31/2019	$13,228	$11,661	$12,349	$11,272
9/30/2019	$13,206	$11,599	$12,268	$11,280
10/31/2019	$13,261	$11,634	$12,338	$11,320
11/30/2019	$13,279	$11,628	$12,362	$11,329
12/31/2019	$13,284	$11,620	$12,397	$11,360
1/31/2020	$13,541	$11,843	$12,687	$11,440
2/29/2020	$13,717	$12,056	$12,860	$11,558
3/31/2020	$12,767	$11,985	$12,007	$11,680
4/30/2020	$13,233	$12,198	$12,557	$11,755
5/31/2020	$13,473	$12,255	$12,761	$11,769
6/30/2020	$13,780	$12,332	$12,994	$11,758
7/31/2020	$14,076	$12,517	$13,395	$11,779
8/31/2020	$14,136	$12,416	$13,225	$11,784
9/30/2020	$14,198	$12,409	$13,189	$11,771
10/31/2020	$14,132	$12,353	$13,160	$11,766
11/30/2020	$14,361	$12,475	$13,495	$11,775
12/31/2020	$14,495	$12,492	$13,556	$11,800
1/31/2021	$14,484	$12,402	$13,395	$11,809
2/28/2021	$14,395	$12,223	$13,163	$11,730
3/31/2021	$14,281	$12,071	$12,953	$11,670
4/30/2021	$14,429	$12,166	$13,091	$11,735
5/31/2021	$14,506	$12,206	$13,185	$11,714
6/30/2021	$14,644	$12,291	$13,383	$11,709
7/31/2021	$14,795	$12,429	$13,557	$11,782
8/31/2021	$14,807	$12,405	$13,525	$11,763
9/30/2021	$14,736	$12,298	$13,380	$11,721
10/31/2021	$14,638	$12,294	$13,409	$11,698
11/30/2021	$14,693	$12,331	$13,420	$11,687
12/31/2021	$14,705	$12,299	$13,410	$11,677
1/31/2022	$14,445	$12,034	$12,980	$11,504
2/28/2022	$14,269	$11,900	$12,735	$11,393
3/31/2022	$13,807	$11,569	$12,415	$11,096
4/30/2022	$13,285	$11,130	$11,764	$10,707
5/31/2022	$13,251	$11,202	$11,868	$10,825
6/30/2022	$12,942	$11,026	$11,558	$10,652
7/31/2022	$13,244	$11,296	$11,909	$10,994
8/31/2022	$12,923	$10,977	$11,573	$10,618
9/30/2022	$12,412	$10,502	$10,986	$10,082
10/31/2022	$12,233	$10,366	$10,873	$9,938
11/30/2022	$12,511	$10,748	$11,413	$10,343
12/31/2022	$12,501	$10,699	$11,364	$10,298
1/31/2023	$12,860	$11,028	$11,797	$10,637
2/28/2023	$12,778	$10,743	$11,442	$10,356
3/31/2023	$12,825	$11,016	$11,756	$10,558
4/30/2023	$12,925	$11,083	$11,848	$10,613
5/31/2023	$12,955	$10,962	$11,683	$10,535
6/30/2023	$12,958	$10,923	$11,720	$10,490
7/31/2023	$13,017	$10,915	$11,755	$10,482
8/31/2023	$13,006	$10,846	$11,671	$10,396
9/30/2023	$12,747	$10,570	$11,367	$10,065
10/31/2023	$12,500	$10,403	$11,165	$9,857
11/30/2023	$13,083	$10,874	$11,799	$10,370
12/31/2023	$13,625	$11,291	$12,294	$10,817
1/31/2024	$13,674	$11,260	$12,272	$10,767
2/29/2024	$13,596	$11,101	$12,095	$10,592
3/31/2024	$13,778	$11,203	$12,243	$10,704
4/30/2024	$13,478	$10,920	$11,939	$10,381
5/31/2024	$13,733	$11,105	$12,156	$10,588
6/30/2024	$13,910	$11,210	$12,237	$10,712
7/31/2024	$14,275	$11,472	$12,525	$10,994
8/31/2024	$14,513	$11,637	$12,719	$11,172
9/30/2024	$14,692	$11,793	$12,936	$11,304
10/31/2024	$14,432	$11,500	$12,624	$10,984
11/30/2024	$14,683	$11,622	$12,785	$11,131
12/31/2024	$14,451	$11,432	$12,543	$10,947

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series M	6.06%	1.70%	3.75%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Credit Index	2.03%	0.23%	2.29%
Bloomberg U.S. MBS Fixed-Rate Index	1.20%	(0.74%)	0.91%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,592,323
# of Portfolio Holdings	1,071
Portfolio Turnover Rate	576%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.7%
Corporate Bonds & Notes	32.3%
Asset-Backed Securities	31.5%
Non-Agency Mortgage-Backed Securities	15.7%
U.S. Treasury Obligations	9.2%
Preferred Securities	0.9%
Municipal Bonds & Notes	0.9%
Sovereign Issues	0.7%
Loan Participations and Assignments	0.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(44.0%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIMX

Fixed Income SHares: Series M

Annual Shareholder Report | December 31, 2024

FISH2756TSRAR_123124

 FXIRX

Fixed Income SHares: Series R

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the Fixed Income SHares: Series R (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series R	$435	4.30%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Breakeven inflation ("BEI") strategies, including overweight exposure to U.S. BEI, contributed to relative performance as U.S. BEI rose.

• Duration strategies in Europe, including short overall exposure to eurozone duration as well as a preference for long Italian versus short French duration, contributed to relative performance, as eurozone rates broadly rose and the spread between Italian and French yields narrowed.

• Exposure to securitized assets, including collateralized loan obligations and U.S. agency mortgage-backed securities, contributed to relative performance, as spreads broadly tightened across these sectors.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly moved higher.

• Long exposure to U.K. interest rates, particularly in the fourth quarter of 2024, detracted from relative performance, as U.K. interest rates broadly moved higher.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series R	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index	ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,308	$10,210	$10,315	$10,404
2/28/2015	$10,308	$10,114	$10,191	$10,246
3/31/2015	$10,174	$10,161	$10,142	$10,200
4/30/2015	$10,215	$10,124	$10,217	$10,292
5/31/2015	$10,109	$10,100	$10,133	$10,209
6/30/2015	$10,026	$9,990	$10,034	$10,098
7/31/2015	$10,083	$10,059	$10,055	$10,108
8/31/2015	$9,881	$10,045	$9,978	$10,035
9/30/2015	$9,724	$10,113	$9,920	$9,979
10/31/2015	$9,826	$10,114	$9,945	$9,990
11/30/2015	$9,759	$10,088	$9,935	$9,989
12/31/2015	$9,653	$10,055	$9,856	$9,900
1/31/2016	$9,674	$10,193	$10,003	$10,079
2/29/2016	$9,588	$10,266	$10,114	$10,244
3/31/2016	$9,944	$10,360	$10,296	$10,408
4/30/2016	$10,065	$10,400	$10,331	$10,460
5/31/2016	$9,973	$10,402	$10,258	$10,365
6/30/2016	$10,172	$10,589	$10,471	$10,589
7/31/2016	$10,299	$10,656	$10,562	$10,661
8/31/2016	$10,275	$10,644	$10,515	$10,588
9/30/2016	$10,389	$10,638	$10,572	$10,670
10/31/2016	$10,351	$10,556	$10,530	$10,620
11/30/2016	$10,164	$10,307	$10,328	$10,371
12/31/2016	$10,202	$10,321	$10,318	$10,351
1/31/2017	$10,326	$10,341	$10,405	$10,445
2/28/2017	$10,399	$10,411	$10,454	$10,502
3/31/2017	$10,426	$10,405	$10,448	$10,493
4/30/2017	$10,461	$10,486	$10,510	$10,588
5/31/2017	$10,476	$10,567	$10,505	$10,591
6/30/2017	$10,378	$10,556	$10,406	$10,469
7/31/2017	$10,455	$10,601	$10,452	$10,544
8/31/2017	$10,579	$10,696	$10,563	$10,668
9/30/2017	$10,536	$10,645	$10,496	$10,567
10/31/2017	$10,582	$10,652	$10,518	$10,588
11/30/2017	$10,610	$10,638	$10,532	$10,600
12/31/2017	$10,728	$10,687	$10,628	$10,695
1/31/2018	$10,657	$10,564	$10,537	$10,568
2/28/2018	$10,535	$10,464	$10,435	$10,458
3/31/2018	$10,643	$10,531	$10,544	$10,581
4/30/2018	$10,637	$10,452	$10,538	$10,563
5/31/2018	$10,629	$10,527	$10,583	$10,617
6/30/2018	$10,725	$10,514	$10,625	$10,665
7/31/2018	$10,710	$10,516	$10,574	$10,597
8/31/2018	$10,740	$10,584	$10,651	$10,690
9/30/2018	$10,631	$10,516	$10,538	$10,557
10/31/2018	$10,396	$10,433	$10,387	$10,423
11/30/2018	$10,419	$10,495	$10,437	$10,492
12/31/2018	$10,458	$10,688	$10,494	$10,553
1/31/2019	$10,723	$10,801	$10,635	$10,736
2/28/2019	$10,728	$10,795	$10,634	$10,734
3/31/2019	$10,998	$11,003	$10,829	$10,965
4/30/2019	$11,031	$11,005	$10,865	$11,002
5/31/2019	$11,246	$11,201	$11,045	$11,206
6/30/2019	$11,325	$11,341	$11,139	$11,342
7/31/2019	$11,372	$11,366	$11,179	$11,384
8/31/2019	$11,578	$11,661	$11,445	$11,658
9/30/2019	$11,463	$11,599	$11,289	$11,466
10/31/2019	$11,472	$11,634	$11,318	$11,508
11/30/2019	$11,521	$11,628	$11,335	$11,494
12/31/2019	$11,619	$11,620	$11,378	$11,553
1/31/2020	$11,953	$11,843	$11,617	$11,830
2/29/2020	$12,065	$12,056	$11,778	$11,989
3/31/2020	$11,755	$11,985	$11,571	$11,792
4/30/2020	$12,273	$12,198	$11,893	$12,142
5/31/2020	$12,361	$12,255	$11,929	$12,189
6/30/2020	$12,597	$12,332	$12,062	$12,349
7/31/2020	$13,046	$12,517	$12,339	$12,628
8/31/2020	$13,208	$12,416	$12,474	$12,836
9/30/2020	$13,143	$12,409	$12,428	$12,777
10/31/2020	$13,056	$12,353	$12,347	$12,683
11/30/2020	$13,307	$12,475	$12,486	$12,798
12/31/2020	$13,546	$12,492	$12,629	$12,970
1/31/2021	$13,634	$12,402	$12,671	$13,036
2/28/2021	$13,280	$12,223	$12,467	$12,699
3/31/2021	$13,246	$12,071	$12,443	$12,711
4/30/2021	$13,507	$12,166	$12,617	$12,944
5/31/2021	$13,714	$12,206	$12,770	$13,083
6/30/2021	$13,816	$12,291	$12,847	$13,165
7/31/2021	$14,302	$12,429	$13,190	$13,616
8/31/2021	$14,261	$12,405	$13,167	$13,587
9/30/2021	$14,090	$12,298	$13,073	$13,428
10/31/2021	$14,203	$12,294	$13,221	$13,579
11/30/2021	$14,353	$12,331	$13,339	$13,689
12/31/2021	$14,519	$12,299	$13,381	$13,776
1/31/2022	$14,036	$12,034	$13,111	$13,459
2/28/2022	$14,110	$11,900	$13,223	$13,586
3/31/2022	$13,893	$11,569	$12,977	$13,370
4/30/2022	$13,437	$11,130	$12,712	$12,951
5/31/2022	$13,196	$11,202	$12,585	$12,844
6/30/2022	$12,581	$11,026	$12,187	$12,376
7/31/2022	$13,383	$11,296	$12,718	$13,098
8/31/2022	$12,879	$10,977	$12,380	$12,684
9/30/2022	$11,546	$10,502	$11,560	$11,601
10/31/2022	$11,808	$10,366	$11,704	$11,731
11/30/2022	$12,158	$10,748	$11,918	$12,037
12/31/2022	$12,008	$10,699	$11,796	$11,850
1/31/2023	$12,295	$11,028	$12,012	$12,167
2/28/2023	$12,008	$10,743	$11,848	$11,883
3/31/2023	$12,431	$11,016	$12,190	$12,371
4/30/2023	$12,442	$11,083	$12,203	$12,374
5/31/2023	$12,201	$10,962	$12,057	$12,177
6/30/2023	$12,163	$10,923	$12,017	$12,085
7/31/2023	$12,208	$10,915	$12,032	$12,111
8/31/2023	$11,991	$10,846	$11,924	$11,913
9/30/2023	$11,676	$10,570	$11,704	$11,606
10/31/2023	$11,531	$10,403	$11,620	$11,468
11/30/2023	$12,003	$10,874	$11,934	$11,857
12/31/2023	$12,374	$11,291	$12,256	$12,248
1/31/2024	$12,467	$11,260	$12,277	$12,316
2/29/2024	$12,297	$11,101	$12,146	$12,104
3/31/2024	$12,405	$11,203	$12,246	$12,213
4/30/2024	$12,099	$10,920	$12,039	$11,941
5/31/2024	$12,412	$11,105	$12,246	$12,176
6/30/2024	$12,512	$11,210	$12,342	$12,293
7/31/2024	$12,878	$11,472	$12,562	$12,576
8/31/2024	$13,020	$11,637	$12,661	$12,680
9/30/2024	$13,260	$11,793	$12,851	$12,889
10/31/2024	$12,866	$11,500	$12,620	$12,556
11/30/2024	$12,987	$11,622	$12,681	$12,622
12/31/2024	$12,666	$11,432	$12,481	$12,354

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series R	2.35%	1.74%	2.39%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%
ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index	0.86%	1.35%	2.14%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$145,985
# of Portfolio Holdings	267
Portfolio Turnover Rate	278%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	143.2%
U.S. Government Agencies	41.6%
Sovereign Issues	15.6%
Asset-Backed Securities	5.7%
Non-Agency Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	1.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(109.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.99% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIRX

Fixed Income SHares: Series R

Annual Shareholder Report | December 31, 2024

FISH2757TSRAR_123124

 FXIEX

Fixed Income SHares: Series TE

Annual Shareholder Report | December 31, 2024

Portfolio Performance

This annual shareholder report contains important information about the Fixed Income SHares: Series TE (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series TE	$0	0.00%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• A tactical allocation to taxable municipals contributed to performance, as taxable municipals outperformed the broader municipal market.

• Underweight exposure to the tobacco sector contributed to performance, as the sector underperformed the Bloomberg High Yield Municipal Bond Index.

• Underweight exposure to a select duration position contributed to performance, as yields broadly rose over the reporting period.

• Underweight exposure to the healthcare sector detracted from relative performance as the sector outperformed the Bloomberg High Yield Municipal Bond Index.

• Security selection within the education sector detracted from performance.

• Security selection within the industrial revenue sector detracted from performance.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-Year Municipal Bond Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended December 31, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series TE	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index	50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
12/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,001	$10,177	$10,179	$10,190	$10,019
2/28/2015	$9,991	$10,072	$10,138	$10,111	$10,022
3/31/2015	$10,001	$10,101	$10,111	$10,119	$10,023
4/30/2015	$10,001	$10,048	$10,070	$10,068	$10,023
5/31/2015	$10,002	$10,021	$10,183	$10,108	$10,022
6/30/2015	$10,076	$10,011	$9,808	$9,911	$10,022
7/31/2015	$10,081	$10,084	$9,755	$9,921	$10,036
8/31/2015	$10,107	$10,104	$9,795	$9,957	$10,053
9/30/2015	$10,198	$10,177	$10,003	$10,109	$10,065
10/31/2015	$10,278	$10,217	$10,125	$10,192	$10,075
11/30/2015	$10,379	$10,258	$10,165	$10,232	$10,063
12/31/2015	$10,517	$10,330	$10,181	$10,281	$10,061
1/31/2016	$10,586	$10,453	$10,239	$10,387	$10,092
2/29/2016	$10,582	$10,470	$10,351	$10,449	$10,108
3/31/2016	$10,650	$10,503	$10,460	$10,519	$10,093
4/30/2016	$10,751	$10,580	$10,524	$10,594	$10,105
5/31/2016	$10,778	$10,609	$10,662	$10,665	$10,110
6/30/2016	$10,988	$10,778	$10,994	$10,920	$10,127
7/31/2016	$10,984	$10,784	$11,066	$10,960	$10,145
8/31/2016	$11,045	$10,799	$11,106	$10,985	$10,130
9/30/2016	$11,022	$10,745	$11,135	$10,984	$10,108
10/31/2016	$10,877	$10,632	$10,997	$10,849	$10,115
11/30/2016	$10,464	$10,236	$10,343	$10,283	$10,071
12/31/2016	$10,559	$10,356	$10,485	$10,428	$10,091
1/31/2017	$10,640	$10,424	$10,633	$10,540	$10,128
2/28/2017	$10,716	$10,496	$10,886	$10,702	$10,161
3/31/2017	$10,772	$10,519	$10,911	$10,732	$10,161
4/30/2017	$10,891	$10,596	$10,985	$10,820	$10,177
5/31/2017	$11,078	$10,764	$11,153	$10,999	$10,196
6/30/2017	$11,092	$10,725	$11,128	$10,965	$10,188
7/31/2017	$11,212	$10,812	$11,201	$11,052	$10,212
8/31/2017	$11,356	$10,894	$11,356	$11,168	$10,235
9/30/2017	$11,335	$10,839	$11,295	$11,106	$10,223
10/31/2017	$11,378	$10,865	$11,326	$11,133	$10,224
11/30/2017	$11,344	$10,807	$11,354	$11,098	$10,178
12/31/2017	$11,468	$10,920	$11,502	$11,236	$10,184
1/31/2018	$11,389	$10,791	$11,394	$11,098	$10,213
2/28/2018	$11,333	$10,759	$11,402	$11,078	$10,230
3/31/2018	$11,346	$10,799	$11,569	$11,178	$10,223
4/30/2018	$11,346	$10,760	$11,621	$11,191	$10,213
5/31/2018	$11,494	$10,884	$11,864	$11,367	$10,247
6/30/2018	$11,519	$10,893	$11,923	$11,399	$10,283
7/31/2018	$11,577	$10,919	$11,965	$11,441	$10,305
8/31/2018	$11,594	$10,947	$12,061	$11,505	$10,301
9/30/2018	$11,546	$10,876	$12,013	$11,446	$10,281
10/31/2018	$11,456	$10,809	$11,863	$11,341	$10,290
11/30/2018	$11,508	$10,929	$11,946	$11,455	$10,323
12/31/2018	$11,580	$11,060	$12,049	$11,582	$10,361
1/31/2019	$11,663	$11,144	$12,130	$11,684	$10,394
2/28/2019	$11,760	$11,203	$12,195	$11,748	$10,417
3/31/2019	$11,939	$11,380	$12,510	$11,986	$10,446
4/30/2019	$11,988	$11,423	$12,581	$12,036	$10,453
5/31/2019	$12,182	$11,581	$12,785	$12,224	$10,492
6/30/2019	$12,228	$11,623	$12,852	$12,278	$10,525
7/31/2019	$12,311	$11,717	$12,932	$12,370	$10,559
8/31/2019	$12,516	$11,902	$13,243	$12,614	$10,574
9/30/2019	$12,456	$11,806	$13,216	$12,540	$10,552
10/31/2019	$12,481	$11,828	$13,245	$12,562	$10,582
11/30/2019	$12,519	$11,857	$13,296	$12,602	$10,601
12/31/2019	$12,555	$11,893	$13,335	$12,646	$10,617
1/31/2020	$12,774	$12,107	$13,664	$12,924	$10,654
2/29/2020	$12,980	$12,263	$13,952	$13,136	$10,676
3/31/2020	$12,369	$11,818	$12,418	$12,189	$10,622
4/30/2020	$12,210	$11,670	$11,999	$11,921	$10,647
5/31/2020	$12,602	$12,041	$12,489	$12,360	$10,752
6/30/2020	$12,897	$12,140	$12,983	$12,644	$10,752
7/31/2020	$13,146	$12,345	$13,336	$12,928	$10,779
8/31/2020	$13,094	$12,287	$13,371	$12,910	$10,781
9/30/2020	$13,045	$12,290	$13,384	$12,919	$10,789
10/31/2020	$13,020	$12,253	$13,408	$12,911	$10,780
11/30/2020	$13,280	$12,438	$13,730	$13,162	$10,794
12/31/2020	$13,458	$12,513	$13,987	$13,325	$10,803
1/31/2021	$13,592	$12,593	$14,279	$13,502	$10,821
2/28/2021	$13,380	$12,393	$14,130	$13,317	$10,817
3/31/2021	$13,457	$12,469	$14,283	$13,427	$10,825
4/30/2021	$13,587	$12,574	$14,492	$13,578	$10,833
5/31/2021	$13,661	$12,611	$14,658	$13,667	$10,837
6/30/2021	$13,737	$12,646	$14,844	$13,767	$10,836
7/31/2021	$13,841	$12,751	$15,022	$13,915	$10,850
8/31/2021	$13,801	$12,704	$14,999	$13,885	$10,848
9/30/2021	$13,724	$12,613	$14,901	$13,783	$10,837
10/31/2021	$13,699	$12,576	$14,840	$13,727	$10,834
11/30/2021	$13,829	$12,683	$15,035	$13,867	$10,837
12/31/2021	$13,867	$12,703	$15,074	$13,900	$10,836
1/31/2022	$13,527	$12,355	$14,652	$13,505	$10,765
2/28/2022	$13,423	$12,311	$14,618	$13,468	$10,751
3/31/2022	$13,047	$11,912	$14,090	$13,014	$10,661
4/30/2022	$12,702	$11,583	$13,589	$12,610	$10,619
5/31/2022	$12,850	$11,755	$13,739	$12,780	$10,699
6/30/2022	$12,540	$11,562	$13,300	$12,507	$10,702
7/31/2022	$12,941	$11,868	$13,796	$12,924	$10,760
8/31/2022	$12,669	$11,608	$13,489	$12,662	$10,675
9/30/2022	$12,120	$11,162	$12,658	$12,047	$10,583
10/31/2022	$11,964	$11,069	$12,399	$11,891	$10,597
11/30/2022	$12,508	$11,587	$13,120	$12,486	$10,719
12/31/2022	$12,493	$11,620	$13,099	$12,528	$10,714
1/31/2023	$12,903	$11,954	$13,681	$12,975	$10,804
2/28/2023	$12,626	$11,684	$13,251	$12,642	$10,712
3/31/2023	$12,816	$11,943	$13,457	$12,872	$10,827
4/30/2023	$12,945	$11,916	$13,535	$12,895	$10,796
5/31/2023	$12,914	$11,812	$13,441	$12,779	$10,784
6/30/2023	$13,107	$11,931	$13,680	$12,941	$10,835
7/31/2023	$13,156	$11,978	$13,769	$13,012	$10,859
8/31/2023	$13,043	$11,805	$13,560	$12,825	$10,871
9/30/2023	$12,722	$11,459	$13,099	$12,430	$10,826
10/31/2023	$12,523	$11,362	$12,889	$12,293	$10,855
11/30/2023	$13,323	$12,083	$13,888	$13,118	$11,013
12/31/2023	$13,710	$12,364	$14,305	$13,467	$11,077
1/31/2024	$13,808	$12,301	$14,239	$13,402	$11,073
2/29/2024	$13,962	$12,317	$14,351	$13,458	$11,091
3/31/2024	$14,021	$12,316	$14,521	$13,532	$11,090
4/30/2024	$13,880	$12,164	$14,432	$13,399	$11,091
5/31/2024	$13,985	$12,128	$14,542	$13,371	$11,118
6/30/2024	$14,198	$12,314	$14,897	$13,635	$11,181
7/31/2024	$14,371	$12,426	$15,061	$13,765	$11,254
8/31/2024	$14,490	$12,524	$15,238	$13,909	$11,328
9/30/2024	$14,677	$12,648	$15,375	$14,034	$11,364
10/31/2024	$14,469	$12,464	$15,141	$13,811	$11,335
11/30/2024	$14,706	$12,679	$15,467	$14,064	$11,380
12/31/2024	$14,469	$12,494	$15,209	$13,865	$11,377

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2024.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series TE	5.53%	2.88%	3.76%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg High Yield Municipal Bond Index	6.32%	2.66%	4.28%
50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index	2.95%	1.86%	3.32%
Bloomberg 1-Year Municipal Bond Index	2.71%	1.39%	1.30%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$157,830
# of Portfolio Holdings	222
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

What did the Portfolio invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Municipal Bonds & Notes	88.5%
U.S. Government Agencies	4.2%
Corporate Bonds & Notes	0.7%
Affiliated Investments	6.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

FXIEX

Fixed Income SHares: Series TE

Annual Shareholder Report | December 31, 2024

FISH2760TSRAR_123124

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that E. Grace Vandecruze, who serves on the Board’s Audit Oversight Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Ms. Vandecruze is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	December 31, 2024	$ 268,924
	December 31, 2023	$ 257,388

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	December 31, 2024	$ —
	December 31, 2023	$ —

(c)	Fiscal Year Ended	Tax Fees (2)
	December 31, 2024	$ —
	December 31, 2023	$ —

(d)	Fiscal Year Ended	All Other Fees (3)
	December 31, 2024	$ —
	December 31, 2023	$ —

“Audit Fees” represents fees billed for each of the last two fiscal years for professional services rendered for the audit and review of the Registrant’s annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents fees billed for each of the last two fiscal years for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported under “Audit Fees” above, and that include accounting consultations, agreed-upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters for those fiscal years.

“Tax Fees” represents fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, and tax distribution and analysis reviews.

“All Other Fees” represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported above under “Audit Fees,” “Audit-Related Fees” and “Tax Fees” for the last two fiscal years.

(1) There were no “Audit-Related Fees” for the last two fiscal years.

(2) There were no “Tax Fees” for the last two fiscal years.

(3) There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Oversight Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Oversight Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Oversight Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Oversight Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Oversight Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Oversight Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Oversight Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Oversight Committee, subject to the ratification by the full Audit Oversight Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Oversight Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	December 31, 2024	December 31, 2023
PIMCO Managed Accounts Trust	$—	$—
Pacific Investment Management Company LLC (“PIMCO”)	27,687,189	23,570,183
Totals	$27,687,189	$23,570,183

(h)

The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee (known as the Audit Oversight Committee) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Oversight Committee is comprised of:

Sarah E. Cogan

Deborah A. DeCotis

Joseph B. Kittredge, Jr.

Alan Rappaport

E. Grace Vandecruze

Kathleen A. McCartney

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements

PIMCO Managed Accounts Trust

(b)	Not applicable

PIMCO MANAGED ACCOUNTS TRUST

Annual Financial and Other Information

December 31, 2024

Fixed Income SHares (FISH)

Fixed Income SHares: Series C (“FISH: Series C”)

Fixed Income SHares: Series LD (“FISH: Series LD”)

Fixed Income SHares: Series M (“FISH: Series M”)

Fixed Income SHares: Series R (“FISH: Series R”)

Fixed Income SHares: Series TE (“FISH: Series TE”)

Important Information About the Portfolios

PIMCO Managed Accounts Trust (the “Trust”) is an open-end management investment company that includes the Fixed Income SHares: Series C, Fixed Income SHares: Series LD, Fixed Income SHares: Series M, Fixed Income SHares: Series R and Fixed Income SHares: Series TE (each, a “Portfolio” and collectively, the “Portfolios”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. A Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolios may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Portfolios’ compliance calculations, including those used in the Portfolios’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Portfolios are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Portfolio may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration,

2	PIMCO MANAGED ACCOUNTS TRUST

that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Portfolio, or on certain instruments in which a Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolios and issuers in which they invest. For example, if a bank at which a Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolios invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolios and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolios and issuers in which they invest.

The dividend rate that a Portfolio pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including, without limit, the amount of a Portfolio’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Portfolio. As portfolio and market conditions change, the rate of distributions on the common shares and a Portfolio’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Portfolio’s distribution rate or that the rate will be sustainable in the future.

The following table discloses the commencement of operations and diversification status of each Portfolio:

Portfolio Name	Commencement of Operations	Diversification Status
Fixed Income SHares: Series C	03/17/00	Diversified
Fixed Income SHares: Series LD	12/20/13	Diversified
Fixed Income SHares: Series M	03/17/00	Diversified
Fixed Income SHares: Series R	04/15/04	Diversified
Fixed Income SHares: Series TE	06/25/12	Diversified

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s prospectus nor a Portfolio’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand.

The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Portfolio or the Trust, and/or amend, file and/or issue

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the Portfolios	(Cont.)

any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolios’ website at www.pimco.com/FISH, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/FISH, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Portfolios’ shareholder reports are required to be provided free of charge by the Portfolio or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolios have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO MANAGED ACCOUNTS TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)
Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Series C

12/31/2024	$8.84	$0.44	$0.02	$0.46	$(0.44)	$0.00	$0.00	$(0.44)

12/31/2023	8.54	0.40	0.29	0.69	(0.39)	0.00	0.00	(0.39)

12/31/2022	10.77	0.33	(2.12)	(1.79)	(0.44)	0.00	0.00	(0.44)

12/31/2021	11.08	0.34	(0.31)	0.03	(0.34)	0.00	0.00	(0.34)

12/31/2020	10.43	0.34	0.66	1.00	(0.35)	0.00	0.00	(0.35)

Series LD

12/31/2024	$8.81	$0.38	$0.21	$0.59	$(0.37)	$0.00	$(0.05)	$(0.42)

12/31/2023	8.59	0.34	0.17	0.51	(0.17)	0.00	(0.12)	(0.29)

12/31/2022	9.41	0.25	(0.77)	(0.52)	(0.26)	(0.04)	0.00	(0.30)

12/31/2021	9.62	0.28	(0.24)	0.04	(0.25)	0.00	0.00	(0.25)

12/31/2020	9.40	0.35	0.23	0.58	(0.36)	0.00	0.00	(0.36)

Series M

12/31/2024	$8.60	$0.50	$0.01	$0.51	$(0.51)	$0.00	$0.00	$(0.51)

12/31/2023	8.35	0.47	0.26	0.73	(0.48)	0.00	0.00	(0.48)

12/31/2022	10.33	0.42	(1.95)	(1.53)	(0.45)	0.00	0.00	(0.45)

12/31/2021	10.68	0.42	(0.26)	0.16	(0.42)	(0.09)	0.00	(0.51)

12/31/2020	10.48	0.41	0.53	0.94	(0.41)	(0.33)	0.00	(0.74)

Series R

12/31/2024	$7.99	$0.20	$(0.01)	$0.19	$(0.16)	$0.00	$0.00	$(0.16)

12/31/2023	7.94	0.19	0.05	0.24	(0.04)	0.00	(0.15)	(0.19)

12/31/2022	10.79	0.81	(2.59)	(1.78)	(1.07)	0.00	0.00	(1.07)

12/31/2021	10.74	0.72	0.02	0.74	(0.69)	0.00	0.00	(0.69)

12/31/2020	9.40	0.22	1.33	1.55	(0.21)	0.00	0.00	(0.21)

Series TE

12/31/2024	$9.67	$0.48	$0.05	$0.53	$(0.48)	$0.00	$0.00	$(0.48)

12/31/2023	9.25	0.47	0.41	0.88	(0.46)	0.00	0.00	(0.46)

12/31/2022	10.71	0.41	(1.47)	(1.06)	(0.40)	0.00	0.00	(0.40)

12/31/2021	10.76	0.38	(0.06)	0.32	(0.37)	0.00	0.00	(0.37)

12/31/2020	10.39	0.36	0.37	0.73	(0.36)	0.00	0.00	(0.36)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total investment return for a period of less than one year is not annualized.

(f)

The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

6	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)(e)	Net Assets End of Year or Period (000s)	Expenses(f)	Expenses Excluding Waivers(f)	Expenses Excluding Interest Expense(f)	Expenses Excluding Interest Expense and Waivers(f)	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.86	5.26%	$1,588,834	0.27%	0.27%	0.00%	0.00%	4.97%	546%

8.84	8.34	1,282,061	0.03	0.03	0.00	0.00	4.69	571

8.54	(16.74)	1,155,312	0.15	0.15	0.00	0.00	3.58	308

10.77	0.34	1,540,072	0.02	0.02	0.00	0.00	3.10	282

11.08	9.77	1,585,611	0.03	0.03	0.00	0.00	3.18	562

$8.98	6.81%	$50,640	1.36%	1.36%	0.00%	0.00%	4.24%	414%

8.81	6.07	73,673	2.31	2.31	0.00	0.00	3.90	192

8.59	(5.53)	74,964	1.57	1.57	0.00	0.00	2.75	43

9.41	0.38	122,608	0.23	0.23	0.00	0.00	2.94	97

9.62	6.28	108,895	0.66	0.66	0.00	0.00	3.63	69

$8.60	6.06%	$1,592,323	0.14%	0.14%	0.00%	0.00%	5.80%	576%

8.60	8.99	1,279,095	0.04	0.04	0.00	0.00	5.62	569

8.35	(14.99)	1,147,875	0.01	0.01	0.00	0.00	4.58	495

10.33	1.45	1,520,815	0.01	0.01	0.00	0.00	3.97	468

10.68	9.12	1,562,661	0.02	0.02	0.00	0.00	3.80	635

$8.02	2.35%	$145,985	4.30%	4.30%	0.00%	0.00%	2.45%	278%

7.99	3.05	163,970	3.31	3.31	0.00	0.00	2.45	223

7.94	(17.22)	216,389	0.87	0.87	0.00	0.00	8.88	93

10.79	7.09	259,263	0.05	0.05	0.00	0.00	6.71	162

10.74	16.58	157,315	0.26	0.26	0.00	0.00	2.13	295

$9.72	5.53%	$157,830	0.00%	0.00%	0.00%	0.00%	4.91%	13%

9.67	9.74	61,959	0.06	0.06	0.00	0.00	5.05	56

9.25	(9.91)	69,553	0.07	0.07	0.00	0.00	4.29	67

10.71	3.04	88,310	0.02	0.02	0.00	0.00	3.50	20

10.76	7.19	91,321	0.04	0.04	0.00	0.00	3.47	57

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	Series C	Series LD

Assets:

Investments, at value
Investments in securities	$2,321,296	$63,373
Investments in Affiliates	2,733	1,480
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,168	61
Over the counter	3,730	324
Cash	405	248
Deposits with counterparty	3,944	816
Foreign currency, at value	1,721	98
Receivable for investments sold	17	0
Receivable for investments sold on a delayed-delivery basis	0	0
Receivable for TBA investments sold	1,068,822	30,472
Receivable for Portfolio shares sold	1,125	0
Interest and/or dividends receivable	15,003	330
Dividends receivable from Affiliates	20	1
Reimbursement receivable from PIMCO	1	1
Other assets	17	1
Total Assets	3,420,002	97,205

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$21,032	$5,402
Payable for sale-buyback transactions	10,780	1,426
Payable for short sales	0	9,052
Financial Derivative Instruments
Exchange-traded or centrally cleared	955	17
Over the counter	1,438	6
Payable for investments purchased	0	400
Payable for investments in Affiliates purchased	21	2
Payable for investments purchased on a delayed-delivery basis	1,900	0
Payable for TBA investments purchased	1,784,072	29,996
Deposits from counterparty	1,865	0
Payable for Portfolio shares redeemed	2,061	63
Distributions payable	7,044	201
Other liabilities	0	0
Total Liabilities	1,831,168	46,565

Commitments and Contingent Liabilities^

Net Assets	$1,588,834	$50,640

Net Assets Consist of:

Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$179	$6
Paid in capital in excess of par	1,977,898	60,033
Distributable earnings (accumulated loss)	(389,243)	(9,399)

Net Assets	$1,588,834	$50,640

Shares Issued and Outstanding	179,338	5,641

Net Asset Value Per Share Outstanding(a):	$8.86	$8.98

Cost of investments in securities	$2,374,698	$65,605
Cost of investments in Affiliates	$2,732	$1,480
Cost of foreign currency held	$1,745	$99
Proceeds received on short sales	$0	$9,249
Cost or premiums of financial derivative instruments, net	$(6,770)	$17

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

8	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

Series M	Series R	Series TE

$2,286,336	$305,094	$147,444
3,366	0	9,818

793	319	0
4,662	807	0
474	510	339
16,790	3,460	0
3,743	561	0
1	0	0
0	58	0
927,290	36,535	0
1,135	129	245
12,473	1,025	1,383
36	0	25
1	1	1
17	0	0
3,257,117	348,499	159,255

$5,820	$7,978	$0
0	130,255	0
0	0	0

758	227	0
1,480	589	0
9,001	72	0
37	0	27
2,700	0	0
1,632,294	62,900	0
3,079	279	0
2,019	100	770
7,605	114	628
1	0	0
1,664,794	202,514	1,425

$1,592,323	$145,985	$157,830

$185	$18	$16
1,813,734	228,986	159,378
(221,596)	(83,019)	(1,564)

$1,592,323	$145,985	$157,830

185,145	18,210	16,233

$8.60	$8.02	$9.72

$2,374,567	$330,844	$146,145
$3,365	$0	$9,813
$3,789	$923	$0
$0	$0	$0
$(1,810)	$267	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Statements of Operations

Year Ended December 31, 2024
(Amounts in thousands†)	Series C	Series LD

Investment Income:

Interest	$72,767	$2,975
Dividends	0	0
Dividends from Investments in Affiliates	1,380	142
Miscellaneous income	13	0
Total Income	74,160	3,117

Expenses:

Trustee fees	1	0
Interest expense	3,840	757
Miscellaneous expense	21	0
Total Expenses	3,862	757

Net Investment Income (Loss)	70,298	2,360

Net Realized Gain (Loss):

Investments in securities	(15,340)	(313)
Investments in Affiliates	60	6
Exchange-traded or centrally cleared financial derivative instruments	(13,602)	(428)
Over the counter financial derivative instruments	14,141	521
Short sales	0	0
Foreign currency	(830)	(12)

Net Realized Gain (Loss)	(15,571)	(226)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(9,140)	1,089
Investments in Affiliates	(44)	(6)
Exchange-traded or centrally cleared financial derivative instruments	19,260	11
Over the counter financial derivative instruments	2,962	414
Foreign currency assets and liabilities	(190)	(2)

Net Change in Unrealized Appreciation (Depreciation)	12,848	1,506

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,575	$3,640

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M	Series R	Series TE

$82,304	$10,656	$5,382
5	0	0
1,609	0	468
0	0	0
83,918	10,656	5,850

1	0	0
1,923	6,787	0
17	4	0
1,941	6,791	0

81,977	3,865	5,850

(10,307)	(5,957)	883
20	0	4
(2,254)	2,109	140
12,275	2,569	0
(4)	(21)	0
(678)	(35)	0

(948)	(1,335)	1,027

(22,207)	(1,361)	(1,069)
(9)	0	5
16,976	784	134
3,424	1,485	0
(156)	237	0

(1,972)	1,145	(930)

$79,057	$3,675	$5,947

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Statements of Changes in Net Assets

	Series C		Series LD

(Amounts in thousands†)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$70,298	$56,600	$2,360	$3,113
Net realized gain (loss)	(15,571)	(130,212)	(226)	(5,294)
Net change in unrealized appreciation (depreciation)	12,848	172,388	1,506	6,810

Net Increase (Decrease) in Net Assets Resulting from Operations	67,575	98,776	3,640	4,629

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(69,446)	(55,338)	(2,317)	(1,559)
Tax basis return of capital	0	0	(286)	(1,134)

Total Distributions(a)	(69,446)	(55,338)	(2,603)	(2,693)

Portfolio Share Transactions:

Receipts for shares sold	590,934	399,775	15,311	26,422
Issued as reinvestment of distributions	0	0	0	0
Cost of shares redeemed	(282,290)	(316,464)	(39,381)	(29,649)

Net increase (decrease) resulting from Portfolio share transactions	308,644	83,311	(24,070)	(3,227)

Total Increase (Decrease) in Net Assets	306,773	126,749	(23,033)	(1,291)

Net Assets:

Beginning of year	1,282,061	1,155,312	73,673	74,964
End of year	$1,588,834	$1,282,061	$50,640	$73,673

Shares of Beneficial Interest:

Shares sold	66,048	46,502	1,726	3,049
Issued as reinvestment of distributions	0	0	0	0
Shares redeemed	(31,713)	(36,774)	(4,450)	(3,406)
Net increase (decrease) in shares outstanding	34,335	9,728	(2,724)	(357)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Dividends and Distributions Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M		Series R		Series TE

Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$81,977	$67,899	$3,865	$4,868	$5,850	$3,685
(948)	(43,086)	(1,335)	(36,121)	1,027	(442)
(1,972)	80,220	1,145	36,235	(930)	3,182

79,057	105,033	3,675	4,982	5,947	6,425

(83,052)	(68,737)	(3,067)	(865)	(5,776)	(3,556)
0	0	0	(3,844)	0	0

(83,052)	(68,737)	(3,067)	(4,709)	(5,776)	(3,556)

597,619	412,111	31,255	51,752	115,277	23,792
0	1	0	0	0	0
(280,396)	(317,188)	(49,848)	(104,444)	(19,577)	(34,255)

317,223	94,924	(18,593)	(52,692)	95,700	(10,463)

313,228	131,220	(17,985)	(52,419)	95,871	(7,594)

1,279,095	1,147,875	163,970	216,389	61,959	69,553
$1,592,323	$1,279,095	$145,985	$163,970	$157,830	$61,959

68,951	49,178	3,879	6,493	11,829	2,548
0	1	0	0	0	0
(32,503)	(37,897)	(6,182)	(13,228)	(2,004)	(3,659)
36,448	11,282	(2,303)	(6,735)	9,825	(1,111)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Statements of Cash Flows

Year Ended December 31, 2024
(Amounts in thousands†)	Series LD	Series R

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$3,640	$3,675

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(281,301)	(892,693)
Proceeds from sales of long-term securities	304,573	908,343
(Purchases) Proceeds from sales of short-term portfolio investments, net	11,845	11,527
(Increase) decrease in deposits with counterparty	255	(523)
(Increase) decrease in receivable for investments sold	11,712	15,965
(Increase) decrease in interest and/or dividends receivable	205	(239)
(Increase) decrease in dividends receivable from Affiliates	51	0
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(381)	2,710
Proceeds from (Payments on) over the counter financial derivative instruments	509	2,378
(Increase) decrease in other assets	(1)	0
Increase (decrease) in payable for investments purchased	(4,181)	(24,055)
Increase (decrease) in deposits from counterparty	0	(1,812)
Proceeds from (Payments on) short sales transactions, net	(5,767)	(21)
Proceeds from (Payments on) foreign currency transactions	(14)	11
Net Realized (Gain) Loss
Investments in securities	313	5,957
Investments in Affiliates	(6)	0
Exchange-traded or centrally cleared financial derivative instruments	428	(2,109)
Over the counter financial derivative instruments	(521)	(2,569)
Short sales	0	21
Foreign currency	12	35
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(1,089)	1,361
Investments in Affiliates	6	0
Exchange-traded or centrally cleared financial derivative instruments	(11)	(784)
Over the counter financial derivative instruments	(414)	(1,485)
Foreign currency assets and liabilities	2	(237)
Net amortization (accretion) on investments	(157)	309

Net Cash Provided by (Used for) Operating Activities	39,708	25,765

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	15,399	31,140
Payments on shares redeemed	(39,318)	(49,769)
Cash distributions paid	(2,705)	(2,953)
Proceeds from reverse repurchase agreements	55,488	8,168
Payments on reverse repurchase agreements	(69,754)	1
Proceeds from sale-buyback transactions	113,740	3,790,276
Payments on sale-buyback transactions	(112,314)	(3,801,979)

Net Cash Received from (Used for) Financing Activities	(39,464)	(25,116)

Net Increase (Decrease) in Cash and Foreign Currency	244	649

Cash and Foreign Currency:

Beginning of year	102	422
End of year	$346	$1,071

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$1,225	$6,841

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Portfolio has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Portfolio’ investments are not classified as Level 1 or 2 in the fair value hierarchy.

14	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series C	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

American Airlines, Inc.
9.629% due 04/20/2028 ~		$2,380	$2,447

SkyMiles IP Ltd.
8.367% due 10/20/2027 ~		442	450

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		678	668

Total Loan Participations and Assignments (Cost $3,519)			3,565

CORPORATE BONDS & NOTES 44.2%

BANKING & FINANCE 30.7%

Aircastle Ltd.
5.950% due 02/15/2029		1,600	1,635

Ally Financial, Inc.
6.184% due 07/26/2035 •		1,600	1,583

American Assets Trust LP
3.375% due 02/01/2031		4,000	3,482
6.150% due 10/01/2034		4,550	4,528

Antares Holdings LP
6.500% due 02/08/2029		2,000	1,999

Ares Capital Corp.
2.875% due 06/15/2028		3,300	3,044

Ares Finance Co. LLC
3.250% due 06/15/2030		4,950	4,484

Ares Management Corp.
5.600% due 10/11/2054		2,500	2,380
6.375% due 11/10/2028		5,900	6,176

Athene Global Funding
5.526% due 07/11/2031		5,000	5,015

Aviation Capital Group LLC
3.500% due 11/01/2027		1,300	1,244

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		6,141	5,697

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		5,000	5,000

Banco Santander SA
5.538% due 03/14/2030 •		10,000	10,049

Bank of America Corp.
5.468% due 01/23/2035 •		25,300	25,339

Barclays PLC
2.894% due 11/24/2032 •		6,900	5,828
6.692% due 09/13/2034 •		4,100	4,349

BGC Group, Inc.
6.600% due 06/10/2029		3,750	3,844

BNP Paribas SA
1.904% due 09/30/2028 •		8,000	7,337
4.400% due 08/14/2028		14,700	14,296
4.500% due 02/25/2030 •(d)(e)		900	762
4.625% due 02/25/2031 •(d)(e)		1,900	1,606

Brookfield Finance, Inc.
3.500% due 03/30/2051		7,100	4,901
6.350% due 01/05/2034		2,500	2,638

CaixaBank SA
6.037% due 06/15/2035 •		3,000	3,029
6.840% due 09/13/2034 •		5,000	5,320

Cantor Fitzgerald LP
7.200% due 12/12/2028		8,700	9,094

CI Financial Corp.
3.200% due 12/17/2030		3,200	2,722

Citigroup, Inc.
3.785% due 03/17/2033 •		2,000	1,796

Cooperatieve Rabobank UA
4.655% due 08/22/2028 •		6,300	6,238

Credit Agricole SA
7.500% due 06/23/2026 •(d)(e)	GBP	100	126

Credit Suisse AG AT1 Claim
1.000% due 12/31/2060		$10,000	1,250

Crown Castle, Inc.
4.300% due 02/15/2029		3,000	2,905

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.200% due 09/01/2034		$6,000	$5,849

Deloitte LLP
5.410% due 01/30/2037 «(f)		700	682
5.790% due 01/30/2040 «(f)		1,200	1,164

Deutsche Bank AG
2.129% due 11/24/2026 •		1,400	1,365
2.311% due 11/16/2027 •		9,500	9,033
3.729% due 01/14/2032 •		1,200	1,048
5.625% due 05/19/2031 •	EUR	200	212
6.819% due 11/20/2029 •		$9,000	9,421

Discover Financial Services
7.964% due 11/02/2034 •		3,000	3,430

Extra Space Storage LP
5.500% due 07/01/2030		7,500	7,634

Fairfax Financial Holdings Ltd.
4.230% due 06/14/2029	CAD	300	212

First American Financial Corp.
4.000% due 05/15/2030		$3,850	3,592

FleetBoston Financial Corp.
6.875% due 01/15/2028		2,120	2,236

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	384
4.950% due 05/28/2027		5,000	4,957
6.125% due 03/08/2034		4,150	4,062

Global Atlantic Fin Co.
3.125% due 06/15/2031		1,200	1,031

GLP Capital LP
4.000% due 01/15/2030		3,278	3,055
5.250% due 06/01/2025		2,450	2,451
5.300% due 01/15/2029		3,150	3,139
6.250% due 09/15/2054		2,500	2,497

Goldman Sachs Group, Inc.
5.851% due 04/25/2035 •		19,700	20,081

Golub Capital BDC, Inc.
2.050% due 02/15/2027		4,000	3,715
6.000% due 07/15/2029		1,000	1,000

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,200	3,054

Host Hotels & Resorts LP
5.500% due 04/15/2035		7,650	7,493

HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	3,921
5.875% due 09/28/2026 •(d)(e)	GBP	11,800	14,621

Hudson Pacific Properties LP
3.250% due 01/15/2030		$100	68
3.950% due 11/01/2027		100	87
4.650% due 04/01/2029		400	302
5.950% due 02/15/2028		200	171

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030		5,000	5,069

JPMorgan Chase & Co.
5.294% due 07/22/2035 •		4,000	3,959
5.350% due 06/01/2034 •		20,000	19,993
5.766% due 04/22/2035 •		4,900	5,014

KBC Group NV
6.324% due 09/21/2034 •		3,000	3,105

Kilroy Realty LP
3.050% due 02/15/2030		3,000	2,639
4.750% due 12/15/2028		400	391

KKR Financial Holdings LLC
5.400% due 05/23/2033		9,000	8,581

Liberty Mutual Group, Inc.
4.300% due 02/01/2061		2,000	1,237

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(d)(e)		7,100	7,174

LPL Holdings, Inc.
6.750% due 11/17/2028		5,700	5,989

Maple Grove Funding Trust
4.161% due 08/15/2051		8,000	5,405

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		4,500	3,935

Morgan Stanley
0.000% due 04/02/2032 þ(f)		7,000	4,558
5.320% due 07/19/2035 •		2,500	2,460

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.656% due 04/18/2030 •		$1,600	$1,629
5.831% due 04/19/2035 •		14,300	14,579

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		3,000	2,729

NMI Holdings, Inc.
6.000% due 08/15/2029		6,000	6,033

Nordea Bank Abp
3.750% due 03/01/2029 •(d)(e)		5,850	5,090
6.625% due 03/26/2026 •(d)(e)		5,000	5,028

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029		5,900	5,968

Retail Opportunity Investments Partnership LP
6.750% due 10/15/2028		2,400	2,544

Sammons Financial Group, Inc.
3.350% due 04/16/2031		3,000	2,580
6.875% due 04/15/2034		3,800	3,979

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,700	1,612

Sixth Street Lending Partners
5.750% due 01/15/2030		3,100	3,055

SMBC Aviation Capital Finance DAC
5.450% due 05/03/2028		3,600	3,627

Synchrony Financial
3.950% due 12/01/2027		1,100	1,064

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	175	208
5.744% due 04/13/2040		571	702
5.801% due 10/13/2040		6,342	7,820

UBS Group AG
6.301% due 09/22/2034 •		$10,326	10,808
6.537% due 08/12/2033 •		10,000	10,606

Ventas Realty LP
5.000% due 01/15/2035		3,000	2,868

VICI Properties LP
5.750% due 04/01/2034		3,000	3,030

Wells Fargo & Co.
2.879% due 10/30/2030 •		10,000	9,024
3.350% due 03/02/2033 •		8,000	7,015
5.499% due 01/23/2035 •(g)		15,400	15,342

			488,112

INDUSTRIALS 10.5%

Air Canada Pass-Through Trust
3.750% due 06/15/2029		1,770	1,700

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		2,334	2,318

American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,700	1,608
3.375% due 11/01/2028		4,500	4,302
3.575% due 07/15/2029		1,672	1,610
3.650% due 08/15/2030		2,236	2,131
3.700% due 04/01/2028		2,003	1,949

American Airlines, Inc.
5.500% due 04/20/2026		2,050	2,045
5.750% due 04/20/2029		1,700	1,687

Ashtead Capital, Inc.
4.250% due 11/01/2029		1,600	1,518

Bayer U.S. Finance LLC
4.375% due 12/15/2028		6,900	6,640
6.875% due 11/21/2053		3,500	3,532

Boeing Co.
6.259% due 05/01/2027		2,200	2,253
6.298% due 05/01/2029		2,000	2,074
6.388% due 05/01/2031		2,300	2,406
6.528% due 05/01/2034		1,900	1,991
6.858% due 05/01/2054		3,200	3,404
7.008% due 05/01/2064		1,700	1,806

British Airways Pass-Through Trust
3.300% due 06/15/2034		2,337	2,147

CDW LLC
2.670% due 12/01/2026		4,200	4,031

Charter Communications Operating LLC
5.125% due 07/01/2049		2,000	1,568

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dell International LLC
5.300% due 10/01/2029		$1,000	$1,010

DR Horton, Inc.
5.000% due 10/15/2034		5,500	5,314

Elevance Health, Inc.
2.550% due 03/15/2031		2,576	2,211

Energy Transfer LP
3.750% due 05/15/2030		450	420
5.250% due 04/15/2029		11,400	11,449
5.600% due 09/01/2034		4,100	4,099

Eni SpA
5.500% due 05/15/2034		1,600	1,582

Ferguson Finance PLC
3.250% due 06/02/2030		2,500	2,273

Fraport AG Frankfurt Airport Services Worldwide
1.875% due 03/31/2028	EUR	2,600	2,597

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042		$4,500	4,395

HCA, Inc.
5.450% due 09/15/2034		2,750	2,682
5.950% due 09/15/2054		650	619

Imperial Brands Finance PLC
3.875% due 07/26/2029		4,000	3,782

Kraft Heinz Foods Co.
4.375% due 06/01/2046		5,000	4,053

Las Vegas Sands Corp.
3.500% due 08/18/2026		4,750	4,630

Marvell Technology, Inc.
4.875% due 06/22/2028		5,500	5,472

MSCI, Inc.
3.250% due 08/15/2033		300	254
3.625% due 09/01/2030		200	183

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,972
4.345% due 09/17/2027		2,900	2,793
4.810% due 09/17/2030		700	658

Occidental Petroleum Corp.
5.200% due 08/01/2029		2,500	2,482

Oracle Corp.
2.875% due 03/25/2031		2,100	1,849

Rolls-Royce PLC
5.750% due 10/15/2027	GBP	1,100	1,399

Smith & Nephew PLC
5.400% due 03/20/2034		$4,000	3,973

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		257	240

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,800	3,409

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		349	346

United Airlines Pass-Through Trust
2.700% due 11/01/2033		3,912	3,466
2.875% due 04/07/2030		1,355	1,267
3.450% due 01/07/2030		1,419	1,333
4.000% due 10/11/2027		843	834
5.875% due 04/15/2029		5,505	5,627

United Airlines, Inc.
4.625% due 04/15/2029		1,000	952

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031		6,000	5,166

Volkswagen Group of America Finance LLC
3.750% due 05/13/2030		1,300	1,188

Weir Group PLC
2.200% due 05/13/2026		3,400	3,271

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		1,400	1,388

Woodside Finance Ltd.
5.100% due 09/12/2034		7,700	7,330
5.700% due 09/12/2054		4,600	4,306

ZF North America Capital, Inc.
6.875% due 04/23/2032		700	665

			165,659

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 3.0%

Black Hills Corp.
6.000% due 01/15/2035	$3,000	$3,095

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	2,500	2,414

Electricite de France SA
6.000% due 04/22/2064	5,500	5,321

MidAmerican Energy Co.
4.250% due 05/01/2046	600	497

NiSource, Inc.
1.700% due 02/15/2031	8,200	6,710

ONEOK, Inc.
4.400% due 10/15/2029	2,000	1,940
4.750% due 10/15/2031	4,600	4,452
5.050% due 11/01/2034	4,700	4,498

Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,676
3.750% due 07/01/2028	1,800	1,724
3.950% due 12/01/2047	2,400	1,795
4.300% due 03/15/2045	700	561
4.500% due 07/01/2040	1,800	1,556
4.550% due 07/01/2030	3,400	3,293
5.250% due 03/01/2052	2,000	1,798

PacifiCorp
4.150% due 02/15/2050	1,800	1,391

Toledo Edison Co.
2.650% due 05/01/2028	4,584	4,220

		47,941

Total Corporate Bonds & Notes (Cost $729,637)		701,712

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.4%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.587% due 06/01/2029	2,515	2,275
3.714% due 06/01/2041	1,200	926
3.850% due 06/01/2050	3,470	3,145

		6,346

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	860	918

WEST VIRGINIA 0.4%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.875% due 06/01/2049	7,485	7,045

Total Municipal Bonds & Notes (Cost $14,803)		14,309

U.S. GOVERNMENT AGENCIES 54.6%

Freddie Mac
6.500% due 01/01/2038	12	12

Ginnie Mae, TBA
2.500% due 01/01/2055 - 02/01/2055	77,400	64,654

Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 09/01/2052	23,679	21,701
4.500% due 08/01/2039 - 10/01/2053	28,962	27,297
5.000% due 07/01/2053 - 01/01/2054	96,112	92,903
5.500% due 10/01/2053 - 01/01/2054	4,507	4,452
6.500% due 02/01/2054	11,573	11,849

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	188,500	160,137
4.000% due 02/01/2055 - 03/01/2055	64,800	59,252

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 03/01/2055		$106,384	$100,001
5.000% due 02/01/2055		80,000	77,175
5.500% due 02/01/2055		201,300	198,507
6.000% due 02/01/2055		50,000	50,191

Total U.S. Government Agencies (Cost $875,494)			868,131

U.S. TREASURY OBLIGATIONS 21.7%

U.S. Treasury Bonds
4.125% due 08/15/2044 (g)		68,700	62,193
4.750% due 11/15/2043 (g)(k)		56,200	55,508

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2025 (i)		5,622	5,587
0.125% due 10/15/2025 (i)		9,854	9,741
0.375% due 07/15/2025		32,213	32,020
0.500% due 01/15/2028 (i)		63,986	61,182
1.750% due 01/15/2034		124,359	119,260

Total U.S. Treasury Obligations (Cost $352,831)			345,491

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%

AG Trust
6.413% due 07/15/2041 •		8,800	8,840

Angel Oak Mortgage Trust
1.581% due 09/25/2066 ~		1,965	1,610

Atrium Hotel Portfolio Trust
5.625% due 12/15/2036 •		1,587	1,552

Banc of America Funding Trust
5.100% due 01/20/2047 ~		16	14

BANK5
5.769% due 06/15/2057		2,835	2,903
5.788% due 06/15/2057		5,700	5,829

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~		6	5
6.538% due 10/25/2033 ~		5	5

Bear Stearns ALT-A Trust
4.675% due 02/25/2036 ~		223	156

Beast Mortgage Trust
5.698% due 02/15/2037 •		300	267

Benchmark Mortgage Trust
6.363% due 07/15/2056 ~		6,500	6,749

BMO Mortgage Trust
5.462% due 02/15/2057		3,500	3,543
5.857% due 02/15/2057		2,250	2,306

BX Trust
5.387% due 01/17/2039 •		5,000	4,989
5.432% due 12/15/2038 •		3,515	3,517

Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •		23	23
6.849% due 09/25/2035 •		11	10

Commercial Mortgage Trust
5.812% due 12/15/2038 •		7,974	7,663

Countrywide Alternative Loan Trust
4.853% due 05/25/2036 •		26	22
6.000% due 08/25/2034		2,072	2,080

Countrywide Home Loan Mortgage Pass-Through Trust
5.093% due 03/25/2035 •		40	36

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.659% due 02/25/2061 ~		2,156	2,150
4.184% due 07/27/2061 ~		4,231	4,221
4.991% due 08/25/2067 ~		1,404	1,398

DC Commercial Mortgage Trust
6.314% due 09/12/2040		1,100	1,129

Downey Savings & Loan Association Mortgage Loan Trust
5.001% due 08/19/2045 •		277	233
5.595% due 07/19/2044 ~		155	145

Eurosail PLC
5.796% due 06/13/2045 •	GBP	481	600

GreenPoint Mortgage Funding Trust
4.913% due 06/25/2045 •		$606	473

16	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.724% due 10/25/2033 ~		$1	$1

GS Mortgage Securities Corp. Trust
5.644% due 07/15/2035 •		1,298	979

GSR Mortgage Loan Trust
5.330% due 09/25/2035 ~		37	35
6.687% due 09/25/2035 ~		14	14
6.750% due 03/25/2033 •		3	3

HarborView Mortgage Loan Trust
4.861% due 01/19/2038 •		63	55
5.165% due 06/20/2035 •		106	99

HomeBanc Mortgage Trust
4.973% due 01/25/2036 •		130	124

JP Morgan Chase Commercial Mortgage Securities Trust
4.994% due 04/15/2037 •		976	955
5.861% due 12/15/2036 •		100	74

JP Morgan Mortgage Trust
5.742% due 02/25/2035 ~		4	4
6.082% due 07/25/2035 ~		57	57
6.171% due 11/25/2033 ~		9	8

Legacy Mortgage Asset Trust
4.892% due 10/25/2066 þ		2,244	2,246

Lux Trust
7.088% due 08/15/2040 •		4,500	4,576

MFA Trust
1.381% due 04/25/2065 ~		762	731
1.947% due 04/25/2065 ~		775	744

Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~		5,000	4,163

Morgan Stanley Mortgage Loan Trust
5.595% due 08/25/2034 ~		118	113

Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~		1,261	1,190
5.612% due 08/15/2038 •		1,200	1,143

New York Mortgage Trust
4.670% due 08/25/2061 þ		4,294	4,267

OBX Trust
6.567% due 06/25/2063 þ		1,811	1,832

OPEN Trust
7.486% due 11/15/2040 •		4,909	4,958

RCKT Mortgage Trust
5.582% due 12/25/2044 «þ		2,400	2,400
6.808% due 09/25/2043 ~		735	745

Residential Accredit Loans, Inc. Trust
4.873% due 04/25/2046 •		700	178

SMRT Commercial Mortgage Trust
5.398% due 01/15/2039 •		2,900	2,894

Structured Adjustable Rate Mortgage Loan Trust
7.203% due 02/25/2034 ~		8	8

Structured Asset Mortgage Investments Trust
5.073% due 09/25/2045 •		199	184

Towd Point Mortgage Trust
5.453% due 10/25/2059 •		2,571	2,629

Verus Securitization Trust
6.665% due 09/25/2068 þ		7,552	7,635

WaMu Mortgage Pass-Through Certificates Trust
5.073% due 01/25/2045 •		17	17
5.193% due 11/25/2034 •		292	278
5.825% due 02/25/2046 •		220	196

Warwick Finance Residential Mortgages PLC
5.652% due 12/21/2049 ~	GBP	419	526

Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039		$2,600	2,425

Wells Fargo Mortgage-Backed Securities Trust
7.061% due 10/25/2037 ~		1,253	1,201

Total Non-Agency Mortgage-Backed Securities (Cost $112,977)			112,155

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 13.7%

AUTOMOBILE ABS OTHER 0.3%

Santander Drive Auto Receivables Trust
5.980% due 04/16/2029	$2,300	$2,341
6.400% due 03/17/2031	2,300	2,374

		4,715

AUTOMOBILE SEQUENTIAL 0.8%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	7,500	7,790

Octane Receivables Trust
6.440% due 03/20/2029	3,241	3,277

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	2,300	2,325

		13,392

CMBS OTHER 1.0%

ACREC Ltd.
5.640% due 10/16/2036 •	1,263	1,264

Arbor Realty Commercial Real Estate Notes Ltd.
5.862% due 11/15/2036 •	6,097	6,112

LCCM Trust
5.962% due 11/15/2038 •	2,693	2,704

Starwood Commercial Mortgage Trust
5.690% due 04/18/2038 •	5,070	5,068

		15,148

HOME EQUITY OTHER 1.4%

ACE Securities Corp. Home Equity Loan Trust
5.233% due 04/25/2034 •	195	183

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.368% due 01/25/2035 •	1,352	1,347
5.473% due 01/25/2035 •	1,269	1,216

Centex Home Equity Loan Trust
5.413% due 10/25/2035 •	3,193	3,175

GSAMP Trust
5.233% due 07/25/2045 •	614	613

Merrill Lynch Mortgage Investors Trust
4.693% due 02/25/2037 •	134	38

Morgan Stanley ABS Capital, Inc. Trust
5.703% due 07/25/2037 •	7,000	6,076

Residential Asset Securities Corp. Trust
5.143% due 11/25/2035 •	16	16
5.173% due 01/25/2036 •	1,267	1,245
5.413% due 08/25/2035 •	2,843	2,812

Securitized Asset-Backed Receivables LLC Trust
5.233% due 02/25/2034 •	5,095	5,160

Structured Asset Investment Loan Trust
5.158% due 03/25/2034 •	1,086	1,098

		22,979

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
5.173% due 04/25/2037 •	86	23

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Corp.
6.530% due 02/01/2031 ~	645	565

WHOLE LOAN COLLATERAL 0.5%

PRET LLC
4.868% due 07/25/2051 þ	3,274	3,272
4.992% due 02/25/2061 þ	1,623	1,624

PRPM LLC
3.720% due 02/25/2027 þ	2,783	2,777

		7,673

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 9.7%

AASET Trust
2.798% due 01/15/2047		$4,576	$4,172

AGL CLO Ltd.
6.079% due 07/20/2034 •		1,500	1,503

Apidos CLO
6.009% due 07/16/2031 •		2,794	2,799

APL Finance DAC
7.000% due 07/21/2031		5,963	6,021

Atlas Senior Loan Fund Ltd.
6.076% due 10/24/2031 •		3,661	3,662

Aurium CLO DAC
3.849% due 04/16/2030 •	EUR	6,770	7,000

Birch Grove CLO Ltd.
6.237% due 07/17/2037 •		$6,200	6,264

BlueMountain Fuji EUR CLO DAC
4.014% due 04/15/2034 •	EUR	6,000	6,197
4.094% due 01/15/2033 •		7,548	7,816

BNPP AM Euro CLO DAC
3.779% due 04/15/2031 •		1,798	1,850

Cairn CLO DAC
3.726% due 01/31/2030 •		4,547	4,702

Capital Automotive LLC
5.750% due 09/15/2053		$6,650	6,714

Crestline Denali CLO Ltd.
6.028% due 10/23/2031 •		5,943	5,955

CVC Cordatus Loan Fund DAC
3.516% due 09/15/2031 •	EUR	3,849	3,982

CVC Cordatus Opportunity Loan Fund DAC
4.403% due 08/15/2033 •		4,361	4,522

ECAF Ltd.
3.473% due 06/15/2040		$88	66
4.947% due 06/15/2040		257	196

ECMC Group Student Loan Trust
5.433% due 02/27/2068 •		3,887	3,869

Gallatin CLO Ltd.
6.008% due 07/15/2031 •		7,787	7,802

Greywolf CLO Ltd.
6.047% due 01/27/2031 •		1,691	1,693

Harvest CLO DAC
3.824% due 10/15/2031 •	EUR	6,371	6,594

Home Partners of America Trust
2.200% due 01/17/2041		$2,330	2,086

MACH Cayman Ltd.
3.474% due 10/15/2039		1,158	1,113

Man GLG Euro CLO DAC
3.576% due 12/15/2031 •	EUR	5,583	5,781
3.859% due 10/15/2030 •		195	202

Marble Point CLO Ltd.
5.958% due 10/15/2030 •		$549	550

METAL LLC
4.581% due 10/15/2042		1,518	1,026

Mountain View ClO Ltd.
6.077% due 10/15/2034 •		3,300	3,305

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		1,914	1,819

Navient Student Loan Trust
5.733% due 12/27/2066 •		8,474	8,518

OCP Euro CLO DAC
4.081% due 09/22/2034 •	EUR	6,884	7,122

OZLM Ltd.
5.817% due 10/20/2031 •		$2,589	2,594

Pagaya AI Debt Selection Trust
6.660% due 07/15/2031		530	537

Palmer Square European Loan Funding DAC
3.904% due 10/15/2031 •	EUR	3,331	3,446

Palmer Square Loan Funding Ltd.
5.718% due 10/15/2029 •		$1,905	1,907

Progress Residential Trust
2.393% due 12/17/2040		1,901	1,736

Segovia European CLO DAC
3.978% due 01/18/2031 •	EUR	603	625

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
6.398% due 10/16/2056 •		$1,693	$1,738

Sound Point CLO Ltd.
5.867% due 07/25/2030 •		1,706	1,707

Stonepeak ABS
2.301% due 02/28/2033		738	708

Toro European CLO DAC
4.104% due 01/12/2032 •	EUR	2,494	2,578

Verizon Master Trust
5.350% due 09/22/2031		$8,000	8,185

Vertical Bridge Holdings LLC
3.706% due 02/15/2057		2,000	1,746

WAVE LLC
3.597% due 09/15/2044		1,410	1,325

			153,733

Total Asset-Backed Securities (Cost $226,846)			218,228

SOVEREIGN ISSUES 2.1%

Province of Ontario
3.650% due 06/02/2033	CAD	19,700	13,676

Province of Quebec
3.600% due 09/01/2033		28,000	19,314

Total Sovereign Issues (Cost $33,164)			32,990

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 1.6%

BANKING & FINANCE 1.6%

Capital Farm Credit ACA
5.000% due 03/15/2026 •(d)	4,700,000	$4,681

Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	5,000,000	4,316
5.000% due 12/01/2027 •(d)	5,000,000	4,788

CoBank ACB
4.250% due 01/01/2027 •(d)	2,000,000	1,910
6.450% due 10/01/2027 •(d)	5,500,000	5,528

Farm Credit Bank of Texas
7.750% due 06/15/2029 •(d)	2,700,000	2,835

MetLife Capital Trust
7.875% due 12/15/2037	600,000	656

Total Preferred Securities (Cost $25,426)		24,714

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
4.627% due 01/16/2025 (a)(b)	$1	1

Total Short-Term Instruments (Cost $1)		1

Total Investments in Securities (Cost $2,374,698)		2,321,296

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	280,660	$2,733

Total Short-Term Instruments (Cost $2,732)		2,733

Total Investments in Affiliates (Cost $2,732)		2,733

Total Investments 146.3% (Cost $2,377,430)		$2,324,029

Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $(6,770))		2,505

Other Assets and Liabilities, net (46.4)%		(737,700)

Net Assets 100.0%		$1,588,834

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deloitte LLP	5.410%	01/30/2037	10/30/2024	$700	$682	0.04%
Deloitte LLP	5.790	01/30/2040	10/30/2024	1,200	1,164	0.07
Morgan Stanley	0.000	04/02/2032	02/11/2020	6,230	4,558	0.29

				$8,130	$6,404	0.40%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	4.300%	12/20/2024	TBD	(2)	$(8,785)	$(8,799)
JPS	4.560	12/24/2024	01/07/2025		(12,220)	(12,233)

Total Reverse Repurchase Agreements						$(21,032)

18	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	4.550%	12/16/2024	01/31/2025	$(10,757)	$(10,780)

Total Sale-Buyback Transactions					$(10,780)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(8,799)	$0	$(8,799)	$9,216	$417
JPS	0	(12,233)	0	(12,233)	12,041	(192)

Master Securities Forward Transaction Agreement
UBS	0	0	(10,780)	(10,780)	10,497	(283)

Total Borrowings and Other Financing Transactions	$0	$(21,032)	$(10,780)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(8,799)	$(8,799)
U.S. Treasury Obligations	0	(12,233)	0	0	(12,233)

Total	$0	$(12,233)	$0	$(8,799)	$(21,032)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	0	(10,780)	0	(10,780)

Total	$0	$0	$(10,780)	$0	$(10,780)

Total Borrowings	$0	$(12,233)	$(10,780)	$(8,799)	$(31,812)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(31,812)

(g)	Securities with an aggregate market value of $31,754 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(61,597) at a weighted average interest rate of 5.209%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(39) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year March Futures	03/2025	680	$58,002	$942	$71	$0
Long Gilt March Futures	03/2025	383	44,309	(893)	273	0
U.S. Treasury 10-Year Note March Futures	03/2025	3,763	409,226	(4,152)	0	(823)

				$(4,103)	$344	$(823)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2025	1,029	$(211,572)	$(129)	$16	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	1,585	(176,430)	2,526	397	0

				$2,397	$413	$0

Total Futures Contracts				$(1,706)	$757	$(823)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.262%	$	3,700	$21	$(7)	$14	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.383		700	5	4	9	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.616		1,500	16	(5)	11	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.276	EUR	2,000	25	19	44	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.187	$	3,500	35	(6)	29	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.354		1,400	12	6	18	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478		3,900	24	43	67	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513		1,000	5	13	18	0	0

							$143	$67	$210	$1	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2025	$	175,700	$130	$1,077	$1,207	$23	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031		58,500	0	2,660	2,660	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031		194,300	0	8,809	8,809	182	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		10,000	(56)	387	331	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		5,700	(20)	254	234	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		5,700	(21)	281	260	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		5,700	(21)	277	256	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		5,700	(21)	260	239	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		4,000	(16)	182	166	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		5,700	(21)	240	219	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		5,700	(22)	299	277	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		5,700	(21)	293	272	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		2,850	(14)	219	205	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		5,100	(23)	385	362	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		10,100	(44)	729	685	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		11,500	38	268	306	17	0
Pay	CAONREPO	4.000	Semi-Annual	06/21/2025	CAD	619,500	(6,153)	8,199	2,046	25	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		76,900	(577)	(1,829)	(2,406)	0	(84)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		19,000	0	31	31	0	(19)
Receive(5)	CAONREPO	2.900	Semi-Annual	06/01/2033		27,900	(13)	(29)	(42)	0	(28)

							$(6,875)	$22,992	$16,117	$410	$(131)

Total Swap Agreements							$(6,732)	$23,059	$16,327	$411	$(132)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$757	$411	$1,168	$0	$(823)	$(132)	$(955)

(i)

Securities with an aggregate market value of $34,558 and cash of $3,944 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

20	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025	CNH	1,988		$273	$2	$0
	01/2025	GBP	707		899	14	0
	01/2025	IDR	1,230,609		78	2	0

BPS	01/2025	AUD	217		141	6	0
	01/2025	CAD	4,909		3,500	84	0
	01/2025	CHF	11,469		12,902	252	0
	01/2025	CNH	31,107		4,293	54	0
	01/2025	IDR	1,560,586		99	2	0
	01/2025	INR	1,056		12	0	0
	01/2025	KRW	20,689		14	0	0
	01/2025	TWD	1,185		37	0	0
	01/2025		$2,498	CNH	18,236	0	(13)
	01/2025		13,011	IDR	207,898,539	2	(101)
	01/2025		6	INR	507	0	0
	01/2025		10	KRW	13,741	0	(1)
	01/2025		67	PLN	275	0	(1)
	01/2025		79	TWD	2,513	0	(2)
	01/2025		12,981	ZAR	233,352	0	(631)
	02/2025	CNH	12,911		$1,782	21	0
	02/2025		$6,247	TRY	234,566	47	0
	03/2025	IDR	1,815,561		$111	0	(2)
	03/2025	ILS	5,354		1,496	21	0
	03/2025	INR	510		6	0	0
	03/2025		$14	KRW	20,636	0	0
	04/2025		37	TWD	1,179	0	0
	05/2025	CNH	22,297		$3,071	19	0

BRC	01/2025	GBP	23,108		29,090	164	0
	01/2025		$1,069	CAD	1,509	0	(19)
	01/2025		7,008	GBP	5,535	0	(79)
	01/2025		1,549	NZD	2,681	0	(49)
	01/2025		116	TRY	4,364	5	0
	02/2025		3,523		134,071	64	0
	03/2025	TRY	373		$10	0	0
	03/2025		$12,018	TRY	460,709	135	0

CBK	01/2025	CNH	415		$57	1	0
	01/2025	IDR	2,104,355		133	3	0
	01/2025	INR	5,483		65	1	0
	01/2025	KRW	16,200		11	0	0
	01/2025		$136	IDR	2,204,507	0	0
	01/2025		58	INR	4,948	0	0
	01/2025		25	KRW	34,123	0	(2)
	01/2025		328	TWD	10,456	0	(9)
	03/2025	IDR	2,210,991		$137	0	(1)
	03/2025	INR	4,971		58	0	0
	03/2025		$11	KRW	16,161	0	0

DUB	01/2025		72		101,311	0	(3)
	01/2025		29	PLN	117	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2025	MXN	12,614		$623	$23	$0

GLM	01/2025	IDR	1,025,805		64	1	0
	01/2025	SEK	3,305		303	4	0
	01/2025		$20	KRW	27,607	0	(1)
	01/2025		34	PLN	138	0	(1)
	01/2025		75	TWD	2,415	0	(1)

JPM	01/2025	CNH	28,778		$3,978	56	0
	01/2025	IDR	312,714		20	0	0
	01/2025	INR	578		7	0	0
	01/2025	KRW	25,640,498		17,950	526	0
	01/2025		$11	IDR	180,746	0	0
	01/2025		36	PLN	146	0	(1)
	01/2025		67	TWD	2,164	0	(1)
	03/2025	IDR	181,310		$11	0	0
	05/2025		$2,173	TRY	96,587	252	0

MBC	01/2025	AUD	13,637		$8,702	261	0
	01/2025	CAD	18,202		12,818	150	0
	01/2025	CNH	33,598		4,615	36	0
	01/2025	EUR	61,785		65,098	1,068	0
	01/2025	INR	601		7	0	0
	01/2025	TWD	1,852		57	0	0
	01/2025		$1,311	CNH	9,571	0	(7)
	01/2025		2	INR	213	0	0
	01/2025		2,351	JPY	359,400	0	(65)
	01/2025		18	KRW	25,038	0	(1)
	01/2025		21	PLN	84	0	0
	03/2025	INR	215		$2	0	0
	04/2025		$57	TWD	1,842	0	0
	05/2025	CNH	13,712		$1,890	12	0

MYI	01/2025	IDR	1,749,203		111	2	0
	01/2025		$16	PLN	66	0	0

RYL	01/2025	CAD	28,293		$19,879	187	0

SCX	01/2025	CNH	14,276		1,976	30	0
	01/2025	IDR	1,828,369		116	2	0
	01/2025	INR	1,757		21	0	0
	01/2025	KRW	4,118		3	0	0
	01/2025	TWD	628,888		19,380	176	0
	01/2025		$40	TWD	1,272	0	(1)
	03/2025		3	KRW	4,108	0	0
	04/2025		30	TWD	975	0	0
	05/2025	CNH	8,688		$1,205	16	0

SOG	01/2025		$76	PLN	309	0	(1)

SSB	01/2025		19,350	INR	1,645,495	0	(157)

UAG	01/2025	CAD	20,465		$14,202	10	(52)
	01/2025		$12,892	PLN	52,365	0	(223)

Total Forward Foreign Currency Contracts						$3,711	$(1,425)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2028	1.150%	$400	$(4)	$2	$0	$(2)

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.637	600	(5)	8	3	0

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.491	200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709	2,000	6	6	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841	700	(2)	5	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056	500	(10)	9	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	1,900	(20)	10	0	(10)

Total Swap Agreements							$(38)	$44	$19	$(13)

22	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$18	$0	$0	$18	$0	$0	$0	$0	$18	$(60)	$(42)
BPS	508	0	0	508	(751)	0	0	(751)	(243)	383	140
BRC	368	0	0	368	(147)	0	0	(147)	221	0	221
CBK	5	0	0	5	(12)	0	0	(12)	(7)	0	(7)
DUB	23	0	0	23	(3)	0	0	(3)	20	0	20
GLM	5	0	0	5	(3)	0	0	(3)	2	0	2
GST	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
JPM	834	0	3	837	(2)	0	0	(2)	835	(760)	75
MBC	1,527	0	0	1,527	(73)	0	0	(73)	1,454	(1,040)	414
MYC	0	0	16	16	0	0	(11)	(11)	5	0	5
MYI	2	0	0	2	0	0	0	0	2	0	2
RYL	187	0	0	187	0	0	0	0	187	0	187
SCX	224	0	0	224	(1)	0	0	(1)	223	0	223
SOG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SSB	0	0	0	0	(157)	0	0	(157)	(157)	0	(157)
UAG	10	0	0	10	(275)	0	0	(275)	(265)	0	(265)

Total Over the Counter	$3,711	$0	$19	$3,730	$(1,425)	$0	$(13)	$(1,438)

(k)

Securities with an aggregate market value of $383 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$757	$757
Swap Agreements	0	1	0	0	410	411

	$0	$1	$0	$0	$1,167	$1,168

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,711	$0	$3,711
Swap Agreements	0	19	0	0	0	19

	$0	$19	$0	$3,711	$0	$3,730

	$0	$20	$0	$3,711	$1,167	$4,898

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$823	$823
Swap Agreements	0	1	0	0	131	132

	$0	$1	$0	$0	$954	$955

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,425	$0	$1,425
Swap Agreements	0	13	0	0	0	13

	$0	$13	$0	$1,425	$0	$1,438

	$0	$14	$0	$1,425	$954	$2,393

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$152	$152
Futures	0	0	0	0	(12,254)	(12,254)
Swap Agreements	0	227	0	0	(1,727)	(1,500)

	$0	$227	$0	$0	$(13,829)	$(13,602)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,317	$0	$10,317
Purchased Options	0	0	0	0	1,837	1,837
Written Options	0	0	0	0	1,868	1,868
Swap Agreements	0	119	0	0	0	119

	$0	$119	$0	$10,317	$3,705	$14,141

	$0	$346	$0	$10,317	$(10,124)	$539

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,929	$2,929
Swap Agreements	0	(11)	0	0	16,342	16,331

	$0	$(11)	$0	$0	$19,271	$19,260

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,012	$0	$3,012
Written Options	0	0	0	0	68	68
Swap Agreements	0	(118)	0	0	0	(118)

	$0	$(118)	$0	$3,012	$68	$2,962

	$0	$(129)	$0	$3,012	$19,339	$22,222

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,565	$0	$3,565
Corporate Bonds & Notes
Banking & Finance	0	486,266	1,846	488,112
Industrials	0	165,659	0	165,659
Utilities	0	47,941	0	47,941
Municipal Bonds & Notes
California	0	6,346	0	6,346
Illinois	0	918	0	918
West Virginia	0	7,045	0	7,045
U.S. Government Agencies	0	868,131	0	868,131
U.S. Treasury Obligations	0	345,491	0	345,491
Non-Agency Mortgage-Backed Securities	0	109,755	2,400	112,155
Asset-Backed Securities
Automobile ABS Other	0	4,715	0	4,715

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Automobile Sequential	$0	$13,392	$0	$13,392
CMBS Other	0	15,148	0	15,148
Home Equity Other	0	22,979	0	22,979
Home Equity Sequential	0	23	0	23
Manufacturing House Sequential	0	565	0	565
Whole Loan Collateral	0	7,673	0	7,673
Other ABS	0	153,733	0	153,733
Sovereign Issues	0	32,990	0	32,990
Preferred Securities
Banking & Finance	0	24,714	0	24,714
Short-Term Instruments
U.S. Treasury Bills	0	1	0	1

	$0	$2,317,050	$4,246	$2,321,296

24	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,733	$0	$0	$2,733

Total Investments	$2,733	$2,317,050	$4,246	$2,324,029

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	344	824	0	1,168
Over the counter	0	3,730	0	3,730

	$344	$4,554	$0	$4,898

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(955)	$0	$(955)
Over the counter	0	(1,438)	0	(1,438)

	$0	$(2,393)	$0	$(2,393)

Total Financial Derivative Instruments	$344	$2,161	$0	$2,505

Totals	$3,077	$2,319,211	$4,246	$2,326,534

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO Fixed Income SHares: Series LD

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.2%

CORPORATE BONDS & NOTES 36.7%

BANKING & FINANCE 19.2%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$300	$303

American Tower Corp.
5.000% due 01/31/2030		200	199

Athene Global Funding
5.684% due 02/23/2026		800	807

Barclays PLC
5.304% due 08/09/2026 •		600	601

BPCE SA
6.612% due 10/19/2027 •		400	410

Ford Motor Credit Co. LLC
4.134% due 08/04/2025		400	398
7.385% (SOFRRATE + 2.950%) due 03/06/2026 ~		500	510

HSBC Holdings PLC
6.034% (US0003M + 1.380%) due 09/12/2026 ~(d)		2,070	2,084

Lloyds Banking Group PLC
4.716% due 08/11/2026 •		1,000	998
5.840% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	1,000	620

Nomura Holdings, Inc.
5.734% (SOFRRATE + 1.250%) due 07/02/2027 ~		$1,100	1,109

ORIX Corp.
4.650% due 09/10/2029		500	492

SBA Tower Trust
4.831% due 10/15/2029		200	196

UBS Group AG
4.488% due 05/12/2026 •(d)		700	699

VICI Properties LP
4.375% due 05/15/2025		300	299

			9,725

INDUSTRIALS 12.5%

Arrow Electronics, Inc.
5.150% due 08/21/2029		300	299

Berry Global, Inc.
1.570% due 01/15/2026		600	579
4.875% due 07/15/2026		280	279

Boeing Co.
2.196% due 02/04/2026		300	291

Broadcom, Inc.
3.459% due 09/15/2026 (d)		900	883

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		200	198

Hyundai Capital America
5.500% due 03/30/2026		800	805

International Flavors & Fragrances, Inc.
1.230% due 10/01/2025 (d)		1,000	973

Las Vegas Sands Corp.
5.900% due 06/01/2027		500	507

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		200	200

Uber Technologies, Inc.
6.250% due 01/15/2028 (d)		1,000	1,009

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		300	297

			6,320

UTILITIES 5.0%

AES Corp.
1.375% due 01/15/2026 (d)		1,300	1,253

ONEOK, Inc.
4.400% due 10/15/2029		300	291

Pacific Gas & Electric Co.
2.950% due 03/01/2026		100	98

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.950% due 06/08/2025		$500	$500
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~		300	301

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025		100	99

			2,542

Total Corporate Bonds & Notes (Cost $18,869)			18,587

U.S. GOVERNMENT AGENCIES 27.6%

Fannie Mae
5.650% due 01/25/2055 «•		500	500
5.669% due 12/25/2054 •		196	196
5.700% due 01/25/2055 •		400	399
5.732% due 06/25/2054 •		400	399
5.748% due 01/25/2055 •		500	499
5.800% due 01/25/2055 •		200	200
5.819% due 11/25/2053 •		295	298

Freddie Mac
1.000% due 09/15/2044		1,190	1,019
5.719% due 12/25/2054 •		392	393
5.748% due 01/25/2055 •		700	702
5.800% due 01/25/2055 •		200	200
5.819% due 05/25/2054 •		353	355

Ginnie Mae
4.935% due 10/20/2037 •		15	15
5.446% due 08/20/2061 •		1	1

Uniform Mortgage-Backed Security, TBA
5.500% due 02/01/2055		3,200	3,155
6.000% due 02/01/2055		5,600	5,621

Total U.S. Government Agencies (Cost $14,159)			13,952

U.S. TREASURY OBLIGATIONS 2.8%

U.S. Treasury Inflation Protected Securities (c)
2.125% due 04/15/2029 (d)		1,123	1,124

U.S. Treasury Notes
4.125% due 10/31/2029 (d)		300	297

Total U.S. Treasury Obligations (Cost $1,423)			1,421

NON-AGENCY MORTGAGE-BACKED SECURITIES 24.7%

AG Trust
6.413% due 07/15/2041 •		400	402

Banc of America Funding Trust
7.621% due 09/20/2034 ~		7	6

Bear Stearns Adjustable Rate Mortgage Trust
5.957% due 01/25/2034 ~		3	3
6.892% due 04/25/2033 ~		7	7
7.197% due 11/25/2034 ~		14	13

BWAY Mortgage Trust
5.762% due 09/15/2036 •		1,000	949

BX Trust
5.211% due 01/15/2034 •		457	457

Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •		818	759
7.230% due 10/25/2035 •		2	2

Credit Suisse First Boston Mortgage Securities Corp.
6.028% due 06/25/2033 ~		5	4
6.500% due 04/25/2033		10	10

DROP Mortgage Trust
5.661% due 10/15/2043 •		1,000	950

Extended Stay America Trust
5.591% due 07/15/2038 •		1,145	1,146

GCAT Trust
1.348% due 05/25/2066 ~		451	385
1.503% due 05/25/2066 ~		451	384

Gemgarto PLC
5.317% due 12/16/2067 •	GBP	312	391

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		$392	364
5.000% due 02/25/2052 •		1,148	1,064

GSR Mortgage Loan Trust
5.330% due 09/25/2035 ~		1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.770% due 08/25/2033 •	$10	$9

Impac CMB Trust
5.093% due 03/25/2035 •	102	98
5.453% due 07/25/2033 •	2	2

InTown Mortgage Trust
6.886% due 08/15/2039 •	400	401

JP Morgan Chase Commercial Mortgage Securities Trust
5.895% due 12/15/2031 •	286	272

JP Morgan Mortgage Trust
5.742% due 02/25/2035 ~	1	1
6.488% due 09/25/2034 ~	4	3
7.157% due 02/25/2034 ~	7	7
7.583% due 04/25/2035 ~	6	6

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.992% due 06/15/2030 •	3	3
5.384% due 10/20/2029 •	3	3

Merrill Lynch Mortgage Investors Trust
4.913% due 04/25/2029 •	1	1
5.093% due 10/25/2028 •	1	1
5.485% due 02/25/2035 ~	42	40

MFA Trust
1.131% due 07/25/2060 ~	456	409
1.381% due 04/25/2065 ~	76	73
6.105% due 12/25/2068 þ	160	161

Morgan Stanley Mortgage Loan Trust
6.066% due 11/25/2034 ~	1	1

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •	155	144

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	197	185
3.500% due 12/25/2057 ~	435	418

NYO Commercial Mortgage Trust
5.607% due 11/15/2038 •	1,000	982

OBX Trust
6.520% due 07/25/2063 þ	287	290

Prime Mortgage Trust
4.853% due 02/25/2034 •	2	2

RESIMAC Premier
5.295% due 02/03/2053 •	187	187

Sequoia Mortgage Trust
5.181% due 10/19/2026 •	16	15
5.245% due 10/20/2027 •	2	2

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	3	2
5.061% due 07/19/2034 •	9	9
5.141% due 09/19/2032 •	2	1

Thornburg Mortgage Securities Trust
5.093% due 09/25/2043 •	2	2
5.465% due 04/25/2045 ~	6	6

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	222	211
3.750% due 05/25/2058 ~	423	413
5.453% due 05/25/2058 •	263	269
5.453% due 10/25/2059 •	235	241

Verus Securitization Trust
5.712% due 01/25/2069 þ	239	240

WaMu Mortgage Pass-Through Certificates Trust
4.993% due 12/25/2045 •	58	57
5.033% due 10/25/2045 •	9	9
5.193% due 11/25/2034 •	24	22
5.253% due 06/25/2044 •	9	8
6.225% due 06/25/2042 •	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $13,118)		12,505

ASSET-BACKED SECURITIES 28.9%

CMBS OTHER 2.5%

BXMT Ltd.
5.896% due 11/15/2037 •	563	558

HERA Commercial Mortgage Ltd.
5.540% due 02/18/2038 •	330	330

26	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Ltd.
5.570% due 10/16/2036 •	$72	$72
6.196% due 12/15/2035 •	157	157

MF1 Multifamily Housing Mortgage Loan Trust
5.346% due 07/15/2036 •	122	122

		1,239

HOME EQUITY OTHER 4.0%

Amortizing Residential Collateral Trust
5.453% due 10/25/2034 •	105	104

Bear Stearns Asset-Backed Securities Trust
5.253% due 10/27/2032 •	8	8
5.578% due 03/25/2035 •	220	219

Chase Funding Trust
5.193% due 10/25/2032 •	30	29

Countrywide Asset-Backed Certificates Trust
4.564% due 05/25/2036 •	152	151

Delta Funding Home Equity Loan Trust
5.332% due 09/15/2029 •	3	3

Finance America Mortgage Loan Trust
5.278% due 08/25/2034 •	82	77

GSAMP Trust
4.973% due 06/25/2036 •	359	345

New Century Home Equity Loan Trust
5.383% due 11/25/2034 •	454	451

NovaStar Mortgage Funding Trust
5.113% due 01/25/2036 •	125	124

RAAC Trust
5.003% due 01/25/2046 •	280	278

Securitized Asset-Backed Receivables LLC Trust
5.128% due 01/25/2035 •	254	219

		2,008

WHOLE LOAN COLLATERAL 1.9%

First Franklin Mortgage Loan Trust
4.773% due 04/25/2036 •	754	732

PRET LLC
4.992% due 02/25/2061 þ	243	244

		976

OTHER ABS 20.5%

37 Capital CLO Ltd.
5.936% due 10/15/2034 •	400	401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

522 Funding CLO Ltd.
5.919% due 10/20/2031 •		$319	$319

Blackrock European CLO DAC
3.804% due 10/15/2031 •	EUR	1,596	1,651

Canyon CLO Ltd.
5.514% due 07/15/2034 •		$400	400

Carlyle Euro CLO DAC
3.884% due 01/15/2031 •	EUR	640	663

Carlyle Global Market Strategies Euro CLO DAC
3.773% due 11/15/2031 ~		539	557

Elevation CLO Ltd.
5.467% due 07/25/2034 •(a)		$400	400

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		761	664

Harvest CLO DAC
1.040% due 07/15/2031	EUR	366	368

LCM Ltd.
5.959% due 04/20/2031 •		$197	197

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		336	308
1.690% due 05/15/2069		600	554

OCP Euro CLO DAC
4.081% due 09/22/2034 •	EUR	478	495

Palmer Square European Loan Funding DAC
3.964% due 04/15/2031 •		120	124
4.164% due 01/15/2033 •		272	282

SLM Student Loan Trust
6.195% due 04/25/2049		$39	39
7.145% due 01/27/2025		97	98

SMB Private Education Loan Trust
5.112% due 03/17/2053 •		81	80
5.303% due 09/15/2054 •		1,168	1,163

SoFi Professional Loan Program LLC
3.020% due 02/25/2040		35	34

Toro European CLO DAC
4.104% due 01/12/2032 •	EUR	499	516

Towd Point Asset Trust
5.185% due 11/20/2061 •		$153	153

Tralee Clo Ltd.
5.846% due 10/25/2032 •		400	401

Venture CLO Ltd.
5.979% due 01/20/2029 •		20	20

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Voya CLO Ltd.
5.918% due 10/15/2030 •		$506	$507

			10,394

Total Asset-Backed Securities (Cost $15,550)			14,617

SOVEREIGN ISSUES 4.5%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (b)	BRL	10,600	1,665

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$300	306

Israel Government International Bond
5.000% due 10/30/2026	EUR	300	320

Total Sovereign Issues (Cost $2,486)			2,291

Total Investments in Securities (Cost $65,605)			63,373

		SHARES
INVESTMENTS IN AFFILIATES 2.9%

SHORT-TERM INSTRUMENTS 2.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%

PIMCO Short-Term Floating NAV Portfolio III		151,950	1,480

Total Short-Term Instruments (Cost $1,480)			1,480

Total Investments in Affiliates (Cost $1,480)			1,480

Total Investments 128.1% (Cost $67,085)			$64,853

Financial Derivative Instruments (e)(f) 0.7% (Cost or Premiums, net $17)			362

Other Assets and Liabilities, net (28.8)%			(14,575)

Net Assets 100.0%			$50,640

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
TDM	4.490%	12/20/2024	TBD	(2)	$(1,443)	$(1,445)
	4.620	12/30/2024	TBD	(2)	(3,956)	(3,957)

Total Reverse Repurchase Agreements						$(5,402)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	4.850%	12/30/2024	01/06/2025	$(1,425)	$(1,426)

Total Sale-Buyback Transactions					$(1,426)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (17.9)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2055	$9,900	$(9,249)	$(9,052)

Total Short Sales (17.9)%				$(9,249)	$(9,052)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
TDM	$0	$(5,402)	$0	$(5,402)	$5,632	$230

Master Securities Forward Transaction Agreement
BCY	0	0	(1,426)	(1,426)	1,421	(5)

Total Borrowings and Other Financing Transactions	$0	$(5,402)	$(1,426)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(5,402)	$(5,402)

Total	$0	$0	$0	$(5,402)	$(5,402)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,426)	0	0	(1,426)

Total	$0	$(1,426)	$0	$0	$(1,426)

Total Borrowings	$0	$(1,426)	$0	$(5,402)	$(6,828)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(6,828)

(d)	Securities with an aggregate market value of $7,053 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(13,802) at a weighted average interest rate of 5.400%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

28	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2025	144	$34,567	$(27)	$0	$(4)
Australia Government 10-Year Bond March Futures	03/2025	10	699	(2)	5	(4)
Long Gilt March Futures	03/2025	6	694	(17)	4	0
U.S. Treasury 2-Year Note March Futures	03/2025	264	54,281	(7)	0	(4)
U.S. Treasury 5-Year Note March Futures	03/2025	30	3,189	(3)	0	(3)

				$(56)	$9	$(15)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year March Futures	03/2025	25	$(2,132)	$0	$0	$(2)
U.S. Treasury 10-Year Note March Futures	03/2025	27	(2,936)	30	6	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	25	(2,973)	96	11	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	43	(4,786)	67	11	0

				$193	$28	$(2)

Total Futures Contracts				$137	$37	$(17)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	3,400	$28	$(50)	$(22)	$9	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		$2,600	0	19	19	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029		5,100	(5)	61	56	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.059	Annual	05/31/2029		900	0	(1)	(1)	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.061	Annual	05/31/2029		1,800	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,400	10	22	32	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,300	(28)	62	34	9	0

Total Swap Agreements							$5	$110	$115	$24	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$37	$24	$61	$0	$(17)	$0	$(17)

Cash of $816 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	BRL	3,700		$629	$39	$0

BPS	01/2025	AUD	105		65	0	0
	01/2025	EUR	311		328	6	0
	01/2025	GBP	49		62	1	0
	01/2025		$53	AUD	83	0	(1)

BRC	01/2025	AUD	43		$28	1	0
	01/2025	GBP	468		589	3	0
	01/2025		$53	AUD	81	0	(3)
	01/2025		58	GBP	46	0	(1)

DUB	01/2025	CAD	35		$24	0	0

FAR	01/2025	AUD	1,133		735	34	0

GLM	04/2025	BRL	6,900		1,237	136	0

JPM	01/2025	GBP	31		39	0	0

SCX	01/2025	CHF	223		254	8	0
	01/2025	EUR	4,517		4,765	84	0
	01/2025		$94	GBP	74	0	(1)

TOR	01/2025	CAD	19		$14	0	0

Total Forward Foreign Currency Contracts						$312	$(6)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100%	02/07/2025	10,000	$12	$12

Total Purchased Options							$12	$12

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$39	$0	$0	$39	$0	$0	$0	$0	$39	$0	$39
BPS	7	0	0	7	(1)	0	0	(1)	6	0	6
BRC	4	0	0	4	(4)	0	0	(4)	0	0	0
FAR	34	0	0	34	0	0	0	0	34	0	34
GLM	136	12	0	148	0	0	0	0	148	0	148
SCX	92	0	0	92	(1)	0	0	(1)	91	0	91

Total Over the Counter	$312	$12	$0	$324	$(6)	$0	$0	$(6)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

30	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$37	$37
Swap Agreements	0	0	0	0	24	24

	$0	$0	$0	$0	$61	$61

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$312	$0	$312
Purchased Options	0	0	0	0	12	12

	$0	$0	$0	$312	$12	$324

	$0	$0	$0	$312	$73	$385

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17	$17

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6	$0	$6

	$0	$0	$0	$6	$17	$23

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(347)	$(347)
Swap Agreements	0	(69)	0	0	(12)	(81)

	$0	$(69)	$0	$0	$(359)	$(428)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$421	$0	$421
Purchased Options	0	0	0	0	56	56
Written Options	0	0	0	0	44	44

	$0	$0	$0	$421	$100	$521

	$0	$(69)	$0	$421	$(259)	$93

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(83)	$(83)
Swap Agreements	0	74	0	0	20	94

	$0	$74	$0	$0	$(63)	$11

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$414	$0	$414

	$0	$74	$0	$414	$(63)	$425

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)	December 31, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,725	$0	$9,725
Industrials	0	6,320	0	6,320
Utilities	0	2,542	0	2,542
U.S. Government Agencies	0	13,452	500	13,952
U.S. Treasury Obligations	0	1,421	0	1,421
Non-Agency Mortgage-Backed Securities	0	12,505	0	12,505
Asset-Backed Securities
CMBS Other	0	1,239	0	1,239
Home Equity Other	0	2,008	0	2,008
Whole Loan Collateral	0	976	0	976
Other ABS	0	10,394	0	10,394
Sovereign Issues	0	2,291	0	2,291

	$0	$62,873	$500	$63,373

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,480	$0	$0	$1,480

Total Investments	$1,480	$62,873	$500	$64,853

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,052)	$0	$(9,052)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	52	0	61
Over the counter	0	324	0	324

	$9	$376	$0	$385

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(11)	0	(17)
Over the counter	0	(6)	0	(6)

	$(6)	$(17)	$0	$(23)

Total Financial Derivative Instruments	$3	$359	$0	$362

Totals	$1,483	$54,180	$500	$56,163

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

32	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series M	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Castlelake LP
2.950% due 05/13/2031 «~		$7,307	$6,731

Total Loan Participations and Assignments (Cost $7,300)			6,731

CORPORATE BONDS & NOTES 32.3%

BANKING & FINANCE 24.7%

Ally Financial, Inc.
6.848% due 01/03/2030 •		3,600	3,734

American Homes 4 Rent LP
5.250% due 03/15/2035		3,000	2,921

American Tower Corp.
2.950% due 01/15/2051		1,500	929
5.550% due 07/15/2033		1,100	1,110

Antares Holdings LP
6.350% due 10/23/2029		4,300	4,268
7.950% due 08/11/2028		7,550	7,919

Ares Management Corp.
5.600% due 10/11/2054		2,500	2,380

Athene Global Funding
5.526% due 07/11/2031		5,000	5,015

Aviation Capital Group LLC
6.750% due 10/25/2028		5,250	5,519

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		243	225
4.250% due 04/15/2026		4,600	4,547

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		5,000	5,000

Banco Santander SA
5.538% due 03/14/2030 •		6,800	6,833
5.552% due 03/14/2028 •		2,000	2,018

Bank of America Corp.
5.288% due 04/25/2034 •		15,000	14,880

Barclays PLC
6.224% due 05/09/2034 •		2,000	2,055
7.437% due 11/02/2033 •		1,200	1,321

BGC Group, Inc.
8.000% due 05/25/2028		4,300	4,567

Blue Owl Capital Corp.
2.875% due 06/11/2028 (h)		9,700	8,826

BPCE SA
6.714% due 10/19/2029 •		7,500	7,805
7.003% due 10/19/2034 •		7,500	7,996

Capital One Financial Corp.
7.624% due 10/30/2031 •		5,000	5,522

CI Financial Corp.
4.100% due 06/15/2051		5,000	3,460

Citigroup, Inc.
3.785% due 03/17/2033 •		5,000	4,491
5.449% due 06/11/2035 •		15,000	14,882
6.270% due 11/17/2033 •		10,000	10,490

Constellation Insurance, Inc.
6.800% due 01/24/2030		6,300	6,132

Cousins Properties LP
5.375% due 02/15/2032		2,400	2,358

Credit Suisse AG AT1 Claim		5,500	688

Crown Castle, Inc.
5.200% due 09/01/2034		3,000	2,924

Deloitte LLP
5.410% due 01/30/2032 «(g)		1,800	1,785
5.590% due 01/30/2035 «(g)		1,100	1,086
5.970% due 01/30/2045 «(g)		900	868

Deutsche Bank AG
5.625% due 05/19/2031 •	EUR	900	952

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		$2,000	1,686

Essex Portfolio LP
5.500% due 04/01/2034		5,000	5,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

European Union
2.875% due 10/05/2029	EUR	77,600	$81,739

F&G Annuities & Life, Inc.
6.500% due 06/04/2029		$2,600	2,656

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		4,000	3,975

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	197
5.800% due 03/05/2027		1,000	1,010
6.125% due 03/08/2034		4,000	3,916
6.800% due 05/12/2028		10,000	10,338
6.950% due 03/06/2026		4,500	4,582
7.350% due 11/04/2027		5,000	5,237

FS KKR Capital Corp.
2.625% due 01/15/2027		9,000	8,524
6.875% due 08/15/2029		3,200	3,311

GA Global Funding Trust
5.500% due 01/08/2029		3,000	3,032

Global Atlantic Fin Co.
6.750% due 03/15/2054		400	406

GLP Capital LP
5.625% due 09/15/2034		1,500	1,477

Goldman Sachs Group, Inc.
6.561% due 10/24/2034 •		5,000	5,377

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		3,200	3,118

HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,405
5.719% due 03/04/2035 •		2,000	2,015

ING Groep NV
4.500% due 05/23/2029 •	EUR	400	433

Invitation Homes Operating Partnership LP
4.150% due 04/15/2032		$1,101	1,016
4.875% due 02/01/2035		1,000	947

Jane Street Group
7.125% due 04/30/2031		2,000	2,057

JPMorgan Chase & Co.
5.294% due 07/22/2035 •		2,400	2,376

KBC Group NV
6.324% due 09/21/2034 •		3,000	3,105

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,380
4.300% due 02/01/2061		4,000	2,474

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(e)(f)		6,000	6,062

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		4,500	3,935

Morgan Stanley
0.000% due 04/02/2032 þ(g)		8,000	5,209
5.250% due 04/21/2034 •		20,000	19,702

Nomura Holdings, Inc.
5.783% due 07/03/2034		2,750	2,782

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		1,500	1,517

Sabra Health Care LP
3.900% due 10/15/2029		4,600	4,303

Sammons Financial Group Global Funding
5.100% due 12/10/2029		2,500	2,483

Santander Holdings USA, Inc.
3.244% due 10/05/2026		2,000	1,942

Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	92	112
5.744% due 04/13/2040		571	702
5.801% due 10/13/2040		625	771

Trustage Financial Group, Inc.
4.625% due 04/15/2032		$5,300	4,856

UBS Group AG
5.699% due 02/08/2035 •		9,000	9,063

Wells Fargo & Co.
3.350% due 03/02/2033 •		7,000	6,138

			392,877

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 5.6%

Air Canada
4.625% due 08/15/2029	CAD	900	$625

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		$2,403	2,386

American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,535	4,112
3.375% due 11/01/2028		4,145	3,963
3.500% due 08/15/2033		454	403
4.000% due 01/15/2027		798	789

Bacardi Ltd.
4.700% due 05/15/2028		1,000	987

Bayer U.S. Finance LLC
4.375% due 12/15/2028		358	345
6.500% due 11/21/2033		2,200	2,239
6.875% due 11/21/2053		2,300	2,321

Bowdoin College
4.693% due 07/01/2112		6,600	5,196

Cheniere Energy, Inc.
5.650% due 04/15/2034		2,000	2,013

CVS Pass-Through Trust
7.507% due 01/10/2032		3,939	4,149

DR Horton, Inc.
5.000% due 10/15/2034		4,000	3,865

Elevance Health, Inc.
2.550% due 03/15/2031		3,300	2,833

Energy Transfer LP
4.200% due 04/15/2027		300	296
5.600% due 09/01/2034		6,000	5,999

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,394
4.317% due 12/30/2039		2,800	2,159

Kraft Heinz Foods Co.
4.375% due 06/01/2046		5,000	4,053

Marvell Technology, Inc.
4.875% due 06/22/2028		6,650	6,616

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	5,000	3,571

Mundys SpA
1.875% due 02/12/2028	EUR	400	396

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		$3,100	2,916

Occidental Petroleum Corp.
5.375% due 01/01/2032		1,200	1,176

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028		1,700	1,634

Quanta Services, Inc.
5.250% due 08/09/2034		2,700	2,640

Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	99
3.375% due 06/18/2026	GBP	100	122
5.750% due 10/15/2027		200	254

Smith & Nephew PLC
5.400% due 03/20/2034		$5,000	4,966

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		2,000	1,994
5.026% due 10/01/2029		2,400	2,359

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,800	3,409

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,009	1,952

United Airlines Pass-Through Trust
5.450% due 08/15/2038		1,900	1,909

Western Midstream Operating LP
5.450% due 11/15/2034		1,700	1,643

ZF North America Capital, Inc.
6.750% due 04/23/2030		1,200	1,155

			89,938

UTILITIES 2.0%

Appalachian Power Co.
5.650% due 04/01/2034		1,900	1,909

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Black Hills Corp.
6.000% due 01/15/2035		$4,100	$4,230

Electricite de France SA
5.950% due 04/22/2034		5,500	5,610

EPH Financing International AS
6.651% due 11/13/2028	EUR	6,000	6,713

FORESEA Holding SA
7.500% due 06/15/2030		$27	27

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		2,600	2,453

Pacific Gas & Electric Co.
4.500% due 07/01/2040		1,500	1,296
4.550% due 07/01/2030		1,300	1,259
4.750% due 02/15/2044		3,000	2,569
4.950% due 07/01/2050		700	609

PPL Capital Funding, Inc.
5.250% due 09/01/2034		2,900	2,857

System Energy Resources, Inc.
6.000% due 04/15/2028		1,900	1,954

			31,486

Total Corporate Bonds & Notes (Cost $530,155)			514,301

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.9%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050		10,535	9,547

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040		3,455	3,831

			13,378

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		600	640

Total Municipal Bonds & Notes (Cost $13,789)			14,018

U.S. GOVERNMENT AGENCIES 51.7%

Fannie Mae
4.932% due 05/25/2042 ~		5	5
5.254% due 03/25/2041 ~		4	4
5.943% due 12/01/2034 •		17	17
6.335% due 01/01/2033 •		7	8
6.348% due 11/01/2032 •		4	4
6.500% due 07/18/2027		1	1
6.968% due 05/01/2033 •		11	12
7.095% due 09/01/2027 •		6	7
7.465% due 09/01/2032 •		1	1

Freddie Mac
3.955% due 08/01/2032 •		12	12
4.000% due 11/01/2047		7	6
5.162% due 08/15/2029 - 12/15/2031 •		3	3
5.212% due 09/15/2030 •		1	1
5.262% due 03/15/2032 •		1	1
6.000% due 12/15/2028		37	37
6.375% due 01/01/2032 •		13	13
6.762% due 02/01/2033 •		6	6
7.000% due 04/01/2029 - 03/01/2030		4	5
7.250% due 10/01/2032 •		2	2
7.500% due 08/15/2030		9	9
7.500% due 10/01/2032 •		33	33

Ginnie Mae
3.750% due 10/20/2025 - 10/20/2026 ~		1	0
3.750% due 10/20/2027 •		1	2
4.625% due 09/20/2025 - 08/20/2026 ~		1	0

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 01/20/2027 - 03/20/2032 •	$27	$26
4.875% due 04/20/2027 - 06/20/2032 •	10	11
5.000% due 09/20/2027 •	1	1

Ginnie Mae, TBA
2.500% due 01/01/2055 - 02/01/2055	350,900	293,116

Uniform Mortgage-Backed Security
3.000% due 01/01/2046 - 11/01/2051	45,417	38,628
3.500% due 05/01/2047	95	85
4.000% due 12/01/2044 - 09/01/2052	67,864	62,190
5.000% due 11/01/2033 - 07/01/2053	22,748	21,990
5.500% due 09/01/2053 - 12/01/2053	1,804	1,781
6.500% due 12/01/2028	1	1

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	8,500	7,221
4.500% due 03/01/2055	140,000	131,601
5.000% due 01/01/2055 - 02/01/2055	188,000	181,367
5.500% due 01/01/2055 - 02/01/2055	48,100	47,467
6.500% due 02/01/2055	36,900	37,634

Total U.S. Government Agencies (Cost $831,826)		823,308

U.S. TREASURY OBLIGATIONS 9.2%

U.S. Treasury Bonds
4.125% due 08/15/2044	20,300	18,377
4.250% due 08/15/2054	40,000	36,538

U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (j)	9,717	9,659
1.250% due 04/15/2028 (j)	52,620	51,279
1.750% due 01/15/2034 (l)	32,656	31,317

Total U.S. Treasury Obligations (Cost $151,098)		147,170

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.7%

Adjustable Rate Mortgage Trust
4.353% due 01/25/2036 ~	4	3
4.930% due 02/25/2036 ~	71	45
5.178% due 11/25/2035 ~	58	40

AG Trust
6.413% due 07/15/2041 •	12,100	12,156

American Home Mortgage Assets Trust
4.833% due 09/25/2046 •	302	272
4.912% due 10/25/2046 •	332	176
5.745% due 11/25/2046 •	471	122

Arroyo Mortgage Trust
4.950% due 07/25/2057 þ	2,110	2,100

Banc of America Alternative Loan Trust
6.000% due 07/25/2046	62	53

Banc of America Funding Trust
4.550% due 08/27/2036 ~	5,327	5,073
4.830% due 09/20/2047 ~	60	52
4.865% due 10/20/2036 •	67	51
4.873% due 04/25/2037 •	55	46
4.920% due 09/20/2046 ~	30	27
5.085% due 05/20/2047 •	24	21
5.253% due 05/25/2037 •	52	45
5.500% due 03/25/2036	6	5
5.831% due 04/25/2037 ~	351	295
5.983% due 04/20/2035 ~	42	39
6.454% due 02/20/2036 ~	66	62

Banc of America Mortgage Trust
5.436% due 05/25/2035 ~	186	165
5.500% due 09/25/2035	136	117
5.500% due 05/25/2037	65	48
5.570% due 02/25/2034 ~	57	56
6.377% due 07/25/2035 ~	5	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
3.959% due 07/26/2036 ~	$15	$13
4.556% due 03/26/2037 ~	49	39
4.753% due 05/25/2047 •	26	25
4.893% due 05/25/2047 •	166	160
5.023% due 03/27/2037 ~	199	167
5.753% due 09/25/2047 •	47	41
6.853% due 10/25/2047 •	7,826	5,811

Bear Stearns Adjustable Rate Mortgage Trust
4.275% due 05/25/2047 ~	80	71
4.350% due 05/25/2034 ~	17	15
4.765% due 02/25/2036 ~	30	27
4.875% due 03/25/2035 ~	21	19
5.127% due 01/25/2035 ~	5	5
5.195% due 02/25/2034 ~	23	22
5.760% due 08/25/2035 ~	1	1
6.039% due 11/25/2034 ~	24	22
6.311% due 06/25/2035 ~	1	1
6.373% due 12/25/2046 •	272	222
6.639% due 10/25/2035 ~	19	19
6.944% due 01/25/2034 ~	25	25
7.080% due 10/25/2035 •	127	119

Bear Stearns ALT-A Trust
4.292% due 08/25/2036 ~	210	141
4.408% due 11/25/2036 ~	65	27
4.609% due 05/25/2036 ~	293	140
4.675% due 02/25/2036 ~	159	111
4.863% due 02/25/2036 ~	16	14
4.893% due 04/25/2036 •	56	48
5.017% due 07/25/2035 ~	298	202
5.132% due 01/25/2036 ~	1,750	1,593
5.515% due 05/25/2035 ~	26	25
5.850% due 06/25/2034 ~	740	653

Bear Stearns Asset-Backed Securities Trust
8.861% due 03/25/2036 •	183	54

Bear Stearns Mortgage Funding Trust
4.833% due 01/25/2037 •	45	44

Bear Stearns Structured Products, Inc. Trust
5.514% due 01/26/2036 ~	266	193

Benchmark Mortgage Trust
2.952% due 08/15/2057	4,565	4,147

BMO Mortgage Trust
5.625% due 12/15/2057 ~	3,500	3,568

BX Trust
5.495% due 05/15/2035 •	4,000	4,000

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	6,034	5,364
3.250% due 09/25/2063 ~	3,659	3,243

Chase Mortgage Finance Trust
4.430% due 03/25/2037 ~	17	16
4.687% due 03/25/2037 ~	31	28
4.914% due 09/25/2036 ~	518	411
6.000% due 05/25/2037	95	42

ChaseFlex Trust
5.000% due 07/25/2037	67	22
5.053% due 07/25/2037 •	113	97

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.270% due 08/25/2037 þ	20	15

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.683% due 10/25/2035 •	472	448

CIM Trust
5.500% due 08/25/2064 ~	15,568	15,517

Citigroup Mortgage Loan Trust
4.038% due 10/25/2046 ~	65	56
4.398% due 12/25/2035 ~	59	36
4.556% due 03/25/2037 ~	33	29
4.624% due 09/25/2037 ~	11	11
4.893% due 01/25/2037 •	1,226	1,061
4.959% due 09/25/2037 ~	190	173
5.229% due 07/25/2037 ~	331	289
5.500% due 12/25/2035	109	54
6.223% due 08/25/2035 ~	4	4
6.250% due 11/25/2037 ~	93	38
6.310% due 11/25/2035 •	9	9
6.816% due 08/25/2035 ~	111	110
7.230% due 10/25/2035 •	32	31

34	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	$6,295	$5,323
6.500% due 06/25/2037	66	58

Commercial Mortgage Trust
3.545% due 02/10/2036	1,667	1,622

Community Program Loan Trust
4.500% due 04/01/2029	2	2

Countrywide Alternative Loan Resecuritization Trust
3.872% due 08/25/2037 ~	46	21
6.000% due 08/25/2037 ~	49	23

Countrywide Alternative Loan Trust
4.186% due 05/25/2036 ~	6	5
4.454% due 06/25/2037 ~	34	32
4.537% due 08/25/2035 ~	105	95
4.665% due 02/20/2047 •	725	574
4.695% due 07/20/2046 •	21	17
4.733% due 08/25/2037 •	298	272
4.803% due 11/25/2036 •	3,190	2,891
4.813% due 11/25/2036 •	20	25
4.813% due 05/25/2047 •	563	528
4.833% due 07/25/2046 •	25	25
4.833% due 09/25/2046 •	158	151
4.893% due 05/25/2035 •	583	532
4.902% due 11/25/2035 ~	42	38
4.953% due 05/25/2035 •	1,161	1,004
4.953% due 06/25/2035 •	63	56
4.973% due 07/25/2035 •	63	56
4.973% due 12/25/2035 •	454	405
5.073% due 08/25/2035 •	71	64
5.500% due 11/25/2035	69	40
5.500% due 02/25/2036	44	25
5.750% due 03/25/2037 •	81	42
5.750% due 07/25/2037	13	7
5.750% due 04/25/2047	93	48
5.825% due 02/25/2036 •	225	200
5.913% due 11/25/2035 •	558	514
6.000% due 12/25/2034	37	33
6.000% due 03/25/2036	143	67
6.000% due 08/25/2036 •	44	25
6.000% due 08/25/2036	425	244
6.000% due 02/25/2037	376	158
6.000% due 04/25/2037	6,242	5,163
6.000% due 05/25/2037	330	144
6.000% due 08/25/2037 •	334	164
6.075% due 11/25/2047 •	368	314
6.115% due 11/20/2035 •	3,840	3,327
6.205% due 11/25/2047 •	1,023	871
6.250% due 11/25/2036	53	39
6.500% due 05/25/2036	1,228	566
6.500% due 12/25/2036	59	26
6.500% due 08/25/2037	338	144
7.554% due 07/25/2035 •	21	18

Countrywide Asset-Backed Certificates Trust
4.953% due 03/25/2036 •	505	513

Countrywide Home Loan Mortgage Pass-Through Trust
4.017% due 05/20/2036 ~	73	67
4.186% due 02/20/2036 ~	101	88
4.500% due 10/20/2035 ~	2	2
4.522% due 05/20/2036 ~	24	22
4.557% due 11/25/2037 ~	70	61
4.739% due 01/25/2036 ~	22	20
4.913% due 05/25/2035 •	37	32
4.993% due 02/25/2035 •	4	4
5.073% due 03/25/2035 •	124	108
5.133% due 03/25/2036 •	8	2
5.165% due 11/25/2034 ~	30	29
5.193% due 02/25/2035 •	164	148
5.233% due 02/25/2035 •	139	126
5.500% due 07/25/2037	226	92
5.566% due 06/25/2034 ~	340	309
5.750% due 12/25/2035	56	27
6.000% due 02/25/2037	203	90
6.000% due 03/25/2037	77	31
6.000% due 07/25/2037	162	69
6.011% due 08/25/2034 ~	1,571	1,526
6.500% due 11/25/2036	525	164
6.662% due 02/20/2036 •	8	6
7.743% due 08/25/2034 ~	15	14

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035		$23	$24

Credit Suisse First Boston Mortgage Securities Corp.
5.575% due 03/25/2032 ~		6	5
5.603% due 09/25/2034 •		13	23

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.756% due 10/25/2066 ~		7,798	6,729
3.431% due 11/10/2032		1,200	964
3.500% due 04/26/2038 ~		102	99
4.100% due 12/27/2060 ~		2,869	2,862
4.388% due 04/28/2037 ~		111	101

DBGS Mortgage Trust
5.907% due 10/15/2036 •		1,000	986

Deephaven Residential Mortgage Trust
0.899% due 04/25/2066 ~		2,574	2,250

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.833% due 08/25/2047 •		161	145

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.753% due 04/25/2037 •		169	118

Deutsche Mortgage & Asset Receiving Corp.
4.777% due 11/27/2036 •		25	25

Downey Savings & Loan Association Mortgage Loan Trust
5.121% due 07/19/2045 •		3	0

Eurosail PLC
5.796% due 06/13/2045 •	GBP	1,007	1,255

First Horizon Alternative Mortgage Securities Trust
4.408% due 01/25/2036 ~		$124	61
6.039% due 04/25/2036 ~		44	37

First Horizon Mortgage Pass-Through Trust
6.358% due 11/25/2037 ~		15	11

GMAC Mortgage Corp. Loan Trust
3.789% due 11/19/2035 ~		81	63

GreenPoint Mortgage Funding Trust
4.853% due 05/25/2037 •		1,466	1,367
4.853% due 12/25/2046 •		170	159

GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		5,000	4,053

GSC Capital Corp. Mortgage Trust
4.813% due 05/25/2036 •		51	48

GSR Mortgage Loan Trust
4.354% due 04/25/2035 ~		15	14
5.091% due 04/25/2035 ~		13	12
5.330% due 09/25/2035 ~		60	57
6.126% due 09/25/2035 ~		21	19
6.959% due 11/25/2035 ~		84	44
7.338% due 09/25/2034 ~		21	21

HarborView Mortgage Loan Trust
4.226% due 06/19/2036 ~		118	48
4.861% due 01/19/2038 •		21	18
4.890% due 01/19/2036 •		72	44
4.891% due 12/19/2036 •		4,573	3,482
4.921% due 05/19/2035 •		1,096	1,057
4.961% due 12/19/2036 •		2,468	2,296
4.981% due 01/19/2038 •		24	35
5.161% due 01/19/2035 •		16	16
5.185% due 12/19/2035 ~		66	34
5.266% due 07/19/2045 •		23	19
7.710% due 12/19/2035 ~		2	2

IndyMac IMSC Mortgage Loan Trust
4.813% due 07/25/2047 •		174	114

IndyMac INDA Mortgage Loan Trust
3.809% due 08/25/2036 ~		1,273	992

IndyMac INDB Mortgage Loan Trust
5.053% due 11/25/2035 •		117	68

IndyMac INDX Mortgage Loan Trust
3.202% due 06/25/2037 ~		49	39
3.525% due 06/25/2036 ~		684	585
3.638% due 06/25/2036 ~		3,379	2,286
3.842% due 10/25/2035 ~		455	364
3.902% due 08/25/2035 ~		446	330
4.159% due 11/25/2035 ~		75	69
4.251% due 09/25/2035 ~		44	36
4.789% due 06/25/2035 ~		15	14
4.833% due 09/25/2046 •		69	61
5.013% due 03/25/2035 •		16	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

InTown Mortgage Trust
6.886% due 08/15/2039 •	$4,500	$4,512

JP Morgan Alternative Loan Trust
4.773% due 10/25/2036 •	2,539	2,259
4.844% due 12/25/2036 ~	3	3
5.332% due 06/27/2037 •	1,310	841

JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040	2,940	2,569
7.235% due 10/05/2040	3,200	3,351

JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	8,905	7,460
5.452% due 06/25/2037 ~	56	43
5.623% due 11/25/2035 ~	35	28
5.635% due 01/25/2037 ~	7	6
5.772% due 11/25/2035 ~	24	19
6.000% due 01/25/2036	94	42
6.082% due 07/25/2035 ~	71	71
6.831% due 07/25/2035 ~	40	39
7.352% due 09/25/2034 ~	51	49
7.583% due 04/25/2035 ~	1	1

Lavender Trust
6.250% due 10/26/2036	207	95

Legacy Mortgage Asset Trust
4.750% due 07/25/2061 þ	1,586	1,585
4.875% due 10/25/2068 þ	3,607	3,595

Lehman Mortgage Trust
4.473% due 12/25/2035 ~	172	29
5.091% due 01/25/2036 ~	36	34
6.000% due 07/25/2036	55	27

Lehman XS Trust
4.723% due 02/25/2036 •	3,451	3,141
4.833% due 11/25/2046 •	7,648	6,683
4.853% due 08/25/2046 •	25	24
4.933% due 11/25/2046 •	8	10

Luminent Mortgage Trust
4.793% due 12/25/2036 •	333	295
4.853% due 10/25/2046 •	93	83

MASTR Adjustable Rate Mortgages Trust
4.933% due 05/25/2037 •	83	34

MASTR Reperforming Loan Trust
7.000% due 05/25/2035	618	413
8.000% due 07/25/2035	617	441

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.384% due 10/20/2029 •	10	10

Merrill Lynch Alternative Note Asset Trust
4.773% due 01/25/2037 •	103	29
5.053% due 03/25/2037 •	732	175
6.000% due 05/25/2037	117	88

Merrill Lynch Mortgage Investors Trust
4.913% due 04/25/2029 •	8	8
5.113% due 09/25/2029 •	2	2
5.113% due 11/25/2029 •	18	17
5.700% due 07/25/2029 •	8	7
5.995% due 02/25/2036 ~	14	14
6.129% due 11/25/2035 •	22	22
6.250% due 10/25/2036	1,094	429

Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~	5,000	4,163
3.912% due 09/09/2032	3,180	2,810

Morgan Stanley Dean Witter Capital, Inc. Trust
5.954% due 03/25/2033 ~	13	11

Morgan Stanley Mortgage Loan Trust
3.711% due 07/25/2035 ~	977	856
4.773% due 01/25/2035 •	12	11
6.000% due 10/25/2037	67	35
7.041% due 06/25/2036 ~	12	12

Morgan Stanley Re-REMIC Trust
2.476% due 03/26/2037 þ	46	46
4.591% due 02/26/2037 •	85	77
5.500% due 10/26/2035 ~	5,125	3,207

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034	249	227

New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ	10,038	10,154

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Mortgage Trust
5.250% due 07/25/2062 þ	$3,708	$3,686

NLT Trust
1.162% due 08/25/2056 ~	3,446	2,865

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.615% due 02/25/2036 ~	119	89

Nomura Resecuritization Trust
6.500% due 10/26/2037	4,331	1,808

NYO Commercial Mortgage Trust
5.607% due 11/15/2038 •	1,200	1,178

OBX Trust
6.120% due 11/25/2062 ~	2,544	2,552
7.045% due 09/25/2063 þ	1,727	1,752
7.159% due 10/25/2063 þ	4,121	4,202

RCKT Mortgage Trust
5.582% due 12/25/2044 «þ	2,000	2,000

Residential Accredit Loans, Inc. Trust
4.753% due 08/25/2035 •	68	50
4.789% due 02/25/2035 ~	142	124
4.793% due 12/25/2036 •	152	135
4.853% due 05/25/2047 •	53	47
4.873% due 06/25/2037 •	47	41
4.953% due 08/25/2037 •	115	109
5.253% due 10/25/2045 •	53	42
5.606% due 02/25/2036 ~	89	77
6.000% due 09/25/2035	516	442
6.000% due 06/25/2036	2,277	1,802
8.000% due 04/25/2036 •	61	51

Residential Asset Securitization Trust
6.000% due 06/25/2036	167	65
6.000% due 11/25/2036	121	43
6.000% due 03/25/2037	97	30
6.250% due 11/25/2036	83	31
6.500% due 04/25/2037	1,137	308

Residential Funding Mortgage Securities, Inc. Trust
5.116% due 03/25/2035 ~	688	438
6.000% due 09/25/2036	93	72

Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~	1,026	952

Structured Adjustable Rate Mortgage Loan Trust
4.456% due 07/25/2037 ~	3	2
4.675% due 09/25/2036 ~	1,479	1,009
4.685% due 10/25/2036 ~	79	39
4.773% due 10/25/2035 •	541	510
4.929% due 02/25/2036 ~	148	109
5.188% due 06/25/2034 •	160	154
5.871% due 10/25/2034 ~	5	4
6.225% due 05/25/2035 •	190	146

Structured Asset Mortgage Investments Trust
4.713% due 03/25/2037 •	67	26
4.813% due 09/25/2047 •	32	29
4.833% due 06/25/2036 •	1,699	1,649
4.833% due 07/25/2046 •	289	205
4.833% due 09/25/2047 •	313	284
4.853% due 05/25/2036 •	404	323
4.873% due 09/25/2047 •	626	530
4.893% due 05/25/2046 •	685	245
4.973% due 05/25/2046 •	28	16
5.181% due 03/19/2034 •	93	87
5.181% due 02/19/2035 •	48	44
5.221% due 12/19/2033 •	79	76
6.538% due 02/25/2036 •	200	169

SunTrust Adjustable Rate Mortgage Loan Trust
6.369% due 02/25/2037 ~	64	57

SunTrust Alternative Loan Trust
6.000% due 12/25/2035	160	145

TBW Mortgage-Backed Trust
5.965% due 07/25/2037 ~	2,678	766

Thornburg Mortgage Securities Trust
4.624% due 09/25/2037 ~	7	7
5.093% due 09/25/2043 •	73	69
5.193% due 09/25/2034 •	11	10

Towd Point Mortgage Trust
3.750% due 02/25/2059 ~	5,183	5,031
4.480% due 10/25/2064 ~	5,146	5,038

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VASA Trust
5.412% due 07/15/2039 •		$1,000	$953

Verus Securitization Trust
1.824% due 11/25/2066 ~		3,145	2,805

Wachovia Mortgage Loan Trust LLC
7.507% due 10/20/2035 ~		9	9

WaMu Mortgage Pass-Through Certificates Trust
4.176% due 12/25/2036 ~		65	56
4.297% due 12/25/2036 ~		588	523
4.993% due 12/25/2045 •		2	2
5.076% due 08/25/2036 ~		47	43
5.093% due 01/25/2045 •		80	78
5.193% due 11/25/2034 •		73	69
5.233% due 10/25/2044 •		357	343
5.273% due 11/25/2045 •		93	86
5.433% due 11/25/2034 •		201	188
5.525% due 02/25/2047 •		1,061	911
5.575% due 06/25/2047 •		26	21
5.635% due 07/25/2047 •		8,177	6,672
5.825% due 08/25/2046 •		487	441
6.025% due 11/25/2042 •		7	7
6.252% due 08/25/2033 ~		82	80
6.325% due 11/25/2046 •		137	120

Washington Mutual Mortgage Pass-Through Certificates Trust
3.932% due 09/25/2036 þ		122	33
4.903% due 05/25/2035 •		185	154
5.525% due 04/25/2047 •		203	160
5.595% due 04/25/2047 •		297	235

Wells Fargo Alternative Loan Trust
7.099% due 07/25/2037 ~		20	18

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		22	20
7.395% due 10/25/2036 ~		117	104

Total Non-Agency Mortgage-Backed Securities (Cost $269,233)			249,179

ASSET-BACKED SECURITIES 31.5%

AUTOMOBILE SEQUENTIAL 0.7%

Carvana Auto Receivables Trust
4.610% due 11/10/2027		1,664	1,664
5.330% due 07/10/2029		1,000	1,011
5.630% due 11/10/2027		1,489	1,496
5.900% due 08/10/2027		1,312	1,319

Citizens Auto Receivables Trust
5.840% due 01/18/2028		2,075	2,098

Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	2,400	1,730

Octane Receivables Trust
6.440% due 03/20/2029		$2,199	2,224

			11,542

CMBS OTHER 1.2%

BDS Ltd.
6.503% due 08/19/2038 •		2,829	2,846

BPCRE Ltd.
6.775% due 01/16/2037 •		314	316

BSPRT Issuer Ltd.
6.693% due 07/15/2039 •		4,503	4,520

MF1 Ltd.
5.716% due 02/19/2037 •		2,116	2,116

Ready Capital Mortgage Financing LLC
6.891% due 10/25/2039 •		3,331	3,354

TPG Real Estate Finance Issuer Ltd.
5.696% due 03/15/2038 •		5,781	5,785

			18,937

CREDIT CARD BULLET 0.2%

Golden Credit Card Trust
4.310% due 09/15/2027		2,630	2,626

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 12.7%

Aames Mortgage Investment Trust
5.233% due 10/25/2035 •	$57	$57

ABFC Trust
4.733% due 11/25/2036 •	7,778	4,869
5.453% due 06/25/2037 •	132	107

Accredited Mortgage Loan Trust
4.713% due 09/25/2036 •	1,409	1,396

ACE Securities Corp. Home Equity Loan Trust
4.673% due 12/25/2036 •	286	73
4.733% due 07/25/2036 •	93	73
4.763% due 08/25/2036 •	203	196
5.053% due 02/25/2036 •	12	12
5.068% due 12/25/2035 •	1,618	1,506
5.113% due 11/25/2035 •	18	19
5.353% due 12/25/2034 •	92	82
5.383% due 02/25/2036 •	55	51
5.428% due 06/25/2034 •	289	269

Aegis Asset-Backed Securities Trust
5.098% due 12/25/2035 •	156	147
5.153% due 03/25/2035 •	63	61
5.173% due 06/25/2035 •	84	79
5.453% due 03/25/2035 •	31	29

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.158% due 11/25/2035 •	35	34
5.233% due 09/25/2035 •	1,694	1,683
5.563% due 03/25/2035 •	131	128

Amortizing Residential Collateral Trust
5.453% due 10/25/2034 •	72	71

Argent Securities Trust
4.603% due 09/25/2036 •	731	235
4.833% due 03/25/2036 •	268	145

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.913% due 01/25/2036 •	65	62
5.093% due 01/25/2036 •	2,653	2,413

Asset-Backed Securities Corp. Home Equity Loan Trust
3.763% due 12/25/2036 •	6,300	5,688
5.353% due 06/25/2035 •	64	62

Bear Stearns Asset-Backed Securities Trust
4.776% due 11/25/2035 •	79	79
4.913% due 02/25/2037 •	11,649	11,181
5.128% due 08/25/2036 •	29	29
5.275% due 03/25/2034 •	1,535	1,559
5.503% due 08/25/2037 •	4,297	3,764
5.633% due 06/25/2043 •	493	486
5.703% due 08/25/2037 •	12	12

Carrington Mortgage Loan Trust
4.673% due 01/25/2037 •	1,200	894
4.713% due 02/25/2037 •	3,119	2,921
5.503% due 05/25/2035 •	193	185

CIT Mortgage Loan Trust
5.953% due 10/25/2037 •	4,785	4,813

Citigroup Mortgage Loan Trust
4.623% due 05/25/2037 •	10,465	8,988
5.188% due 09/25/2035 •	210	208
6.133% due 07/25/2035 •	1,000	843

Countrywide Asset-Backed Certificates Trust
3.231% due 03/25/2036 •	512	504
3.631% due 04/25/2035 •	42	42
4.304% due 01/25/2037 •	134	134
4.306% due 10/25/2046 ~	5,339	5,282
4.593% due 07/25/2037 •	142	141
4.653% due 06/25/2047 •	10,770	9,316
4.683% due 10/25/2047 •	32	32
4.703% due 06/25/2047 •	133	129
4.713% due 04/25/2046 •	2,733	2,539
4.733% due 06/25/2035 •	6,247	5,592
4.733% due 02/25/2037 •	3,518	3,240
4.753% due 09/25/2046 •	4	4
4.853% due 09/25/2037 •	2,375	2,130
4.893% due 09/25/2037 •	188	192
4.893% due 09/25/2047 •	467	461
4.918% due 02/25/2035 •	83	82
4.953% due 01/25/2046 •	3,101	2,922
5.053% due 06/25/2036 •	7	7

36	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.143% due 05/25/2036 •	$6	$6
5.173% due 07/25/2034 •	18	18
5.353% due 10/25/2034 •	22	22
5.353% due 03/25/2047 •	50	38
5.548% due 07/25/2035 •	8	8

Credit-Based Asset Servicing & Securitization LLC
2.830% due 01/25/2036 þ	40	33
4.822% due 07/25/2037 •	8	5
4.922% due 07/25/2037 •	165	107

Delta Funding Home Equity Loan Trust
5.152% due 08/15/2030 •	17	16

EMC Mortgage Loan Trust
5.193% due 05/25/2040 •	5	5

First NLC Trust
4.523% due 08/25/2037 •	40	20
4.532% due 05/25/2035 •	601	524

Fremont Home Loan Trust
4.603% due 01/25/2037 •	203	91
4.773% due 08/25/2036 •	177	55
4.793% due 02/25/2036 •	21	20
4.793% due 02/25/2037 •	675	215
4.993% due 02/25/2036 •	300	265
4.993% due 04/25/2036 •	2,654	2,448
5.243% due 12/25/2029 •	4	4

GSAA Home Equity Trust
4.693% due 04/25/2047 •	50	47

GSAMP Trust
4.543% due 01/25/2037 •	1,967	1,164
4.573% due 12/25/2036 •	1,468	718
4.593% due 12/25/2036 •	6,287	3,325
4.593% due 01/25/2037 •	35,568	20,594
4.653% due 11/25/2036 •	379	180
4.753% due 09/25/2036 •	2,652	917
4.753% due 12/25/2046 •	431	210
4.913% due 12/25/2046 •	129	63
4.933% due 06/25/2036 •	179	98
4.993% due 04/25/2036 •	218	144
6.103% due 10/25/2034 •	12	12

Home Equity Asset Trust
5.548% due 05/25/2035 •	28	28

Home Equity Loan Trust
4.683% due 04/25/2037 •	393	375
4.793% due 04/25/2037 •	500	432

Home Equity Mortgage Loan Asset-Backed Trust
4.593% due 11/25/2036 •	220	203
4.613% due 11/25/2036 •	180	160
4.773% due 04/25/2037 •	177	154

HSI Asset Securitization Corp. Trust
4.673% due 12/25/2036 •	191	52
4.793% due 12/25/2036 •	868	228
4.893% due 12/25/2036 •	579	153
5.233% due 11/25/2035 •	2,185	1,991

JP Morgan Mortgage Acquisition Trust
4.858% due 07/25/2036 •	113	110
6.337% due 08/25/2036 þ	86	50

Lehman ABS Mortgage Loan Trust
4.543% due 06/25/2037 •	148	98
4.653% due 06/25/2037 •	119	79

Long Beach Mortgage Loan Trust
5.503% due 06/25/2035 •	274	265
5.728% due 02/25/2035 •	6,876	6,692
5.878% due 03/25/2032 •	41	45

MASTR Asset-Backed Securities Trust
4.673% due 08/25/2036 •	135	50
4.703% due 11/25/2035 •	6,857	3,857
4.753% due 08/25/2036 •	224	83
4.813% due 02/25/2036 •	282	102
4.893% due 11/25/2036 •	3,397	1,990
4.933% due 06/25/2036 •	121	43
4.933% due 08/25/2036 •	134	50
4.953% due 12/25/2034 •	10	10
4.953% due 10/25/2035 •	175	166
5.023% due 01/25/2036 •	94	94

Merrill Lynch Mortgage Investors Trust
4.933% due 08/25/2037 •	645	327
5.173% due 05/25/2036 •	22	22
5.353% due 02/25/2047 •	749	433

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
4.523% due 10/25/2036 •	$69	$30
4.563% due 10/25/2036 •	560	286
4.593% due 10/25/2036 •	2,036	885
4.593% due 11/25/2036 •	176	82
4.603% due 10/25/2036 •	164	84
4.603% due 11/25/2036 •	883	494
4.633% due 03/25/2037 •	306	129
4.653% due 02/25/2037 •	102	44
4.673% due 11/25/2036 •	1,056	494
4.703% due 03/25/2037 •	306	129
4.753% due 06/25/2036 •	472	350
4.753% due 09/25/2036 •	315	107
5.033% due 01/25/2036 •	412	397
5.053% due 12/25/2035 •	10,000	9,240
5.073% due 12/25/2035 •	78	76
5.353% due 05/25/2034 •	55	53
5.443% due 06/25/2035 •	108	107
5.503% due 04/25/2035 •	148	141
5.703% due 07/25/2037 •	400	347

Morgan Stanley Dean Witter Capital, Inc. Trust
5.803% due 02/25/2033 •	195	201

Morgan Stanley Home Equity Loan Trust
4.623% due 04/25/2037 •	430	221
4.683% due 04/25/2037 •	143	74
4.773% due 04/25/2036 •	73	51

Morgan Stanley Mortgage Loan Trust
6.103% due 11/25/2036 •	213	78
6.465% due 09/25/2046 þ	281	92

New Century Home Equity Loan Trust
5.428% due 10/25/2033 •	674	668

Newcastle Mortgage Securities Trust
4.683% due 04/25/2037 •	933	916
4.793% due 04/25/2037 •	4,292	3,894

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ	142	30

NovaStar Mortgage Funding Trust
4.753% due 06/25/2036 •	77	55
5.158% due 01/25/2036 •	490	487

Option One Mortgage Loan Trust
4.593% due 01/25/2037 •	46	27
4.623% due 05/25/2037 •	9,011	4,746
4.673% due 01/25/2037 •	185	107
4.783% due 04/25/2037 •	92	44
4.993% due 01/25/2036 •	300	279
5.218% due 08/25/2035 •	289	279

Option One Mortgage Loan Trust Asset-Backed Certificates
5.143% due 11/25/2035 •	1,453	1,383

Ownit Mortgage Loan Trust
5.353% due 10/25/2036 •	108	102

Park Place Securities, Inc.
5.188% due 09/25/2035 •	135	131

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.188% due 08/25/2035 •	114	111
5.188% due 09/25/2035 •	173	168
5.248% due 07/25/2035 •	24	24
5.278% due 07/25/2035 •	950	901
5.503% due 10/25/2034 •	167	164
5.578% due 03/25/2035 •	146	142
5.698% due 01/25/2036 •	18	18
6.253% due 12/25/2034 •	3,370	3,340

People’s Financial Realty Mortgage Securities Trust
4.593% due 09/25/2036 •	341	84

RAAC Trust
5.153% due 11/25/2046 •	277	250

Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ	7,350	2,349
5.608% due 05/25/2036 þ	9,550	4,080
5.812% due 11/25/2036 þ	513	177
6.254% due 08/25/2036 þ	9,184	3,616
7.238% due 09/25/2037 þ	207	83

Residential Asset Mortgage Products Trust
5.143% due 10/25/2035 •	13	13

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp. Trust
4.713% due 11/25/2036 •	$202	$186
4.793% due 11/25/2036 •	237	219
5.113% due 12/25/2035 •	89	76
5.133% due 04/25/2037 •	1,001	959
5.143% due 11/25/2035 •	1	1
5.800% due 12/25/2034 •	1	1

Securitized Asset-Backed Receivables LLC Trust
4.633% due 07/25/2036 •	183	63
4.773% due 07/25/2036 •	179	62
4.933% due 07/25/2036 •	613	212
4.993% due 03/25/2036 •	96	87
5.128% due 01/25/2035 •	17	14

SG Mortgage Securities Trust
4.773% due 07/25/2036 •	27,296	5,687
5.128% due 10/25/2035 •	352	344

Soundview Home Loan Trust
4.533% due 06/25/2037 •	36	24
4.633% due 07/25/2037 •	1,244	1,127
4.673% due 02/25/2037 •	267	72
4.813% due 02/25/2037 •	373	102
4.953% due 06/25/2036 •	3,589	3,522
4.978% due 03/25/2036 •	45	45
5.403% due 10/25/2037 •	206	156

Structured Asset Investment Loan Trust
4.603% due 09/25/2036 •	16	16
5.053% due 01/25/2036 •	59	57
5.353% due 05/25/2035 •	247	242
5.383% due 09/25/2034 •	150	131
5.578% due 07/25/2033 •	16	16
5.728% due 12/25/2034 •	1,138	1,089

Structured Asset Securities Corp. Mortgage Loan Trust
4.603% due 09/25/2036 •	33	32
4.683% due 01/25/2037 •	1,681	950
4.723% due 07/25/2036 •	3	3
4.873% due 02/25/2037 •	187	182
6.453% due 08/25/2037 •	47	46

Structured Asset Securities Corp. Trust
5.143% due 09/25/2035 •	303	285

WaMu Asset-Backed Certificates WaMu Trust
4.678% due 05/25/2037 •	5,107	4,701
4.693% due 05/25/2037 •	952	824

Wells Fargo Home Equity Asset-Backed Securities Trust
4.948% due 05/25/2036 •	9	9

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
5.053% due 04/25/2034 •	77	76

		202,450

HOME EQUITY SEQUENTIAL 0.0%

ABFC Trust
4.673% due 01/25/2037 •	300	166
4.773% due 01/25/2037 •	189	105
4.893% due 01/25/2037 •	113	63

JP Morgan Mortgage Acquisition Trust
4.713% due 03/25/2037 •	81	79

Morgan Stanley Mortgage Loan Trust
4.913% due 02/25/2037 •	98	20
5.173% due 04/25/2037 •	201	54

Structured Asset Investment Loan Trust
4.833% due 03/25/2036 •	53	52

Structured Asset Securities Corp. Mortgage Loan Trust
4.793% due 12/25/2036 •	35	34
6.253% due 08/25/2037 •	19	19

		592

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Corp.
7.060% due 02/01/2031 ~	202	179

WHOLE LOAN COLLATERAL 1.1%

Bear Stearns Asset-Backed Securities Trust
5.253% due 09/25/2046 •	65	61

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.287% due 07/25/2036 ~		$11	$11
5.368% due 10/25/2036 ~		30	14
5.653% due 06/25/2036 •		600	607

Cendant Mort Capital LLC
6.000% due 07/25/2043 ~		7	6

Citigroup Mortgage Loan Trust
4.271% due 05/25/2036 þ		121	43
4.853% due 11/25/2046 •		67	65

First Franklin Mortgage Loan Trust
4.733% due 12/25/2036 •		204	83
4.773% due 04/25/2036 •		97	95
4.933% due 04/25/2036 •		400	367
4.933% due 08/25/2036 •		98	94
5.173% due 11/25/2035 •		90	82
5.398% due 03/25/2035 •		28	28
5.638% due 12/25/2034 •		886	878
5.653% due 01/25/2035 •		50	50
5.878% due 10/25/2034 •		231	231

Lehman XS Trust
4.623% due 02/25/2037 •		807	612

PRET LLC
4.744% due 07/25/2051 þ		1,275	1,268

PRPM LLC
3.720% due 02/25/2027 þ		2,036	2,032

RAAC Trust
5.053% due 06/25/2044 •		19	17
5.053% due 09/25/2045 •		737	720
5.953% due 09/25/2047 •		422	408

Residential Asset Mortgage Products Trust
5.013% due 09/25/2036 •		65	60
5.053% due 05/25/2036 •		570	477
5.093% due 01/25/2036 •		340	316

Securitized Asset-Backed Receivables LLC Trust
4.733% due 05/25/2036 •		3,837	1,959
4.953% due 05/25/2036 •		797	407
5.113% due 08/25/2035 •		97	73
5.413% due 01/25/2036 •		27	25

Specialty Underwriting & Residential Finance Trust
4.723% due 04/25/2037 •		107	77
4.753% due 09/25/2037 •		7,137	4,837
4.753% due 11/25/2037 •		592	324
4.922% due 12/25/2036 •		868	836
5.428% due 12/25/2035 •		50	50

			17,213

OTHER ABS 15.6%

AASET Trust
3.844% due 01/16/2038		1,094	834

AGL CLO Ltd.
6.079% due 07/20/2034 •		4,300	4,307

Ares CLO Ltd.
5.703% due 10/28/2034 •		4,600	4,615

Atlantic Avenue Ltd.
5.576% due 01/20/2035 •		6,200	6,199

Atlas Senior Loan Fund Ltd.
5.846% due 10/23/2032 •		8,100	8,118

Aurium CLO DAC
3.849% due 04/16/2030 •	EUR	5,238	5,416

Bain Capital Credit CLO Ltd.
1.000% due 07/24/2034 •(a)		$2,000	2,000
5.759% due 10/20/2034 •		7,500	7,516

Ballyrock CLO Ltd.
6.009% due 07/20/2034 •		6,500	6,509

Betony CLO Ltd.
5.931% due 04/30/2031 •		3,514	3,522

Carlyle Global Market Strategies CLO Ltd.
5.534% due 07/20/2034 •		6,000	6,001

Dryden Euro CLO DAC
3.839% due 04/15/2033 •	EUR	8,935	9,223

ECMC Group Student Loan Trust
5.433% due 02/27/2068 •		$3,887	3,869

Elevation CLO Ltd.
5.467% due 07/25/2034 •(a)		7,000	7,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortress Credit Bsl Ltd.
5.649% due 07/23/2032 •		$5,000	$5,016

Galaxy CLO Ltd.
5.888% due 10/15/2030 •		923	925

Gallatin CLO Ltd.
6.008% due 07/15/2031 •		4,411	4,420

Invesco Euro CLO DAC
3.834% due 07/15/2031 •	EUR	900	931

KKR CLO Ltd.
5.868% due 07/15/2030 •		$4,738	4,745

LCM LP
5.879% due 07/20/2030 •		1,776	1,779

LCM Ltd.
5.897% due 07/20/2034 •		5,600	5,617

MACH Cayman Ltd.
3.474% due 10/15/2039		1,158	1,113

Madison Park Euro Funding DAC
3.979% due 07/15/2032 •	EUR	5,692	5,887

Man GLG Euro CLO DAC
3.989% due 10/15/2032 •		5,844	6,058

MAPS Ltd.
4.212% due 05/15/2043		$629	625

METAL LLC
4.581% due 10/15/2042		2,602	1,759

MidOcean Credit CLO
5.833% due 02/20/2031 •		1,666	1,670

Mountain View ClO Ltd.
6.077% due 10/15/2034 •		11,200	11,217

Navient Private Education Loan Trust
4.100% due 12/16/2058 ~		333	329

Navient Student Loan Trust
7.230% due 03/15/2072		2,200	2,267

Nelnet Student Loan Trust
6.805% due 02/20/2041 •		3,440	3,447

Ocean Trails CLO
5.946% due 07/15/2034 •		4,800	4,815

OFSI BSL X Ltd.
5.824% due 04/20/2034 •		3,700	3,708

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		662	669
9.099% due 04/15/2031		500	510

Pikes Peak CLO
5.852% due 10/11/2034 •		8,200	8,222

Regatta Funding Ltd.
5.826% due 10/25/2031 •		13,775	13,800

Sandstone Peak Ltd.
5.936% due 10/15/2034 •		7,000	7,025

Slam Ltd.
5.335% due 09/15/2049		3,986	3,917

SLM Private Education Loan Trust
9.262% due 10/15/2041 •		1,514	1,571

SMB Private Education Loan Trust
3.500% due 12/16/2041		500	480

Sound Point CLO Ltd.
6.089% due 07/20/2032 •		5,900	5,913

TCW CLO Ltd.
5.784% due 08/16/2034 •		7,100	7,117

Trestles CLO Ltd.
6.049% due 10/20/2034 •		4,500	4,507

Trinitas CLO Ltd.
5.466% due 10/20/2033 •		2,900	2,900
5.956% due 01/25/2034 •		9,500	9,522
5.966% due 01/25/2034 •		16,500	16,529

Trinitas Euro CLO DAC
4.149% due 10/20/2032 •	EUR	1,252	1,298

Verdelite Static CLO Ltd.
5.747% due 07/20/2032 •		$7,366	7,379

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		7,000	6,871
3.706% due 02/15/2057		1,400	1,222

WAVE LLC
3.597% due 09/15/2044		1,410	1,325

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Whitehorse Ltd.
6.168% due 10/15/2031 •	$5,346	$5,355

		247,589

Total Asset-Backed Securities (Cost $540,092)		501,128

SOVEREIGN ISSUES 0.7%

Brazil Government International Bond
6.125% due 03/15/2034	11,500	10,753

Total Sovereign Issues (Cost $11,320)		10,753

	SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(g)	1,575	40

Forsea Holding SA «	623	15

Total Common Stocks (Cost $31)		55

PREFERRED SECURITIES 0.9%

BANKING & FINANCE 0.9%

American AgCredit Corp.
5.250% due 06/15/2026 •(e)	6,000,000	5,922

Charles Schwab Corp.
5.000% due 12/01/2027 •(e)	4,200,000	4,022

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(e)	1,700,000	1,687
7.750% due 06/15/2029 •(e)	2,500,000	2,625

Total Preferred Securities (Cost $14,287)		14,256

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%

U.S. TREASURY BILLS 0.3%
4.537% due 01/23/2025 - 02/20/2025 (b)(c)(j)	$5,458	5,437

Total Short-Term Instruments (Cost $5,436)		5,437

Total Investments in Securities (Cost $2,374,567)		2,286,336

	SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	345,662	3,366

Total Short-Term Instruments (Cost $3,365)		3,366

Total Investments in Affiliates (Cost $3,365)		3,366

Total Investments 143.8% (Cost $2,377,932)		$2,289,702

Financial Derivative Instruments (i)(k) 0.2% (Cost or Premiums, net $(1,810))		3,217

Other Assets and Liabilities, net (44.0)%		(700,596)

Net Assets 100.0%		$1,592,323

38	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deloitte LLP	5.410%	01/30/2032	10/30/2024	$1,800	$1,785	0.11%
Deloitte LLP	5.590	01/30/2035	10/30/2024	1,100	1,086	0.07
Deloitte LLP	5.970	01/30/2045	10/30/2024	900	868	0.05
Drillco Holding Lux SA			06/08/2023	31	40	0.00
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,120	5,209	0.33

				$10,951	$8,988	0.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	4.200%	12/20/2024	01/31/2025	$(5,811)	$(5,820)

Total Reverse Repurchase Agreements					$(5,820)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(5,820)	$0	$(5,820)	$6,096	$276

Total Borrowings and Other Financing Transactions	$0	$(5,820)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(5,820)	$0	$(5,820)

Total Borrowings	$0	$0	$(5,820)	$0	$(5,820)

Payable for reverse repurchase agreements					$(5,820)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

(h)	Securities with an aggregate market value of $6,096 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(24,799) at a weighted average interest rate of 5.134%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year March Futures	03/2025	384	$32,754	$532	$40	$0
U.S. Treasury 2-Year Note March Futures	03/2025	1,010	207,665	(445)	0	(16)
U.S. Treasury 5-Year Note March Futures	03/2025	463	49,219	(283)	0	(43)
U.S. Treasury 10-Year Note March Futures	03/2025	2,409	261,979	(2,615)	0	(527)

				$(2,811)	$40	$(586)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	574	$(63,893)	$896	$143	$0

Total Futures Contracts				$(1,915)	$183	$(586)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.383%	$	7,000	$52	$33	$85	$1	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.616		2,100	23	(7)	16	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.228		1,200	108	(51)	57	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.391		500	2	4	6	0	0

							$185	$(21)	$164	$1	$0

INTEREST RATE SWAPS

PayReceive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029	$	116,700	$0	$3,607	$3,607	$61	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029		116,850	0	3,524	3,524	.61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029		150,700	0	4,542	4,542	78	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		5,800	(22)	150	128	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		5,800	(20)	246	226	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		5,700	(20)	263	243	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		5,600	(19)	275	256	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		8,620	(35)	389	354	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		5,000	(19)	280	261	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		5,700	(23)	349	326	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		5,700	(20)	428	408	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		5,600	(20)	413	393	8	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	202,400	(118)	1,027	909	202	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	02/15/2034		131,300	(272)	6	(266)	127	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	16,300	0	22	22	0	(21)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		24,200	0	26	26	0	(32)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		37,100	0	33	33	0	(49)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	64,000	(1,401)	(601)	(2,002)	0	(70)

							$(1,989)	$14,979	$12,990	$609	$(172)

Total Swap Agreements							$(1,804)	$14,958	$13,154	$610	$(172)

40	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$183	$610	$793	$0	$(586)	$(172)	$(758)

(j)

Securities with an aggregate market value of $15,017 and cash of $16,790 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025	CNH	1,988		$273	$2	$0

BPS	01/2025	AUD	2,421		1,570	72	0
	01/2025	CAD	2,202		1,570	37	0
	01/2025	CHF	11,468		12,901	252	0
	01/2025	CNH	31,107		4,293	54	0
	01/2025	INR	2,001		24	0	0
	01/2025	KRW	26,673		18	0	0
	01/2025		$2,504	CNH	18,279	0	(13)
	01/2025		12,900	IDR	206,088,465	0	(101)
	01/2025		11	INR	961	0	0
	01/2025		13	KRW	18,654	0	(1)
	01/2025		12,795	ZAR	230,071	0	(619)
	02/2025	CNH	12,911		$1,782	21	0
	03/2025	ILS	5,354		1,496	21	0
	03/2025	INR	966		11	0	0
	03/2025	MXN	2,751		134	4	0
	03/2025		$18	KRW	26,604	0	0
	05/2025	CNH	22,340		$3,077	18	0

BRC	01/2025	CAD	446		318	8	0
	01/2025	TRY	10,497		282	0	(10)
	01/2025		$1,061	AUD	1,630	0	(52)
	01/2025		6,699	GBP	5,291	0	(76)
	01/2025		1,660	NZD	2,874	0	(52)
	01/2025		9,102	TRY	342,562	352	0
	02/2025		9,726		364,386	132	0
	03/2025	ILS	1,121		$315	6	0
	03/2025	TRY	261		7	0	0
	03/2025		$2,572	TRY	97,894	35	0

CBK	01/2025	CNH	415		$57	0	0
	01/2025	INR	10,391		123	2	0
	01/2025	KRW	20,884		14	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025		$2,270	AUD	3,521	$0	$(91)
	01/2025		110	INR	9,378	0	(1)
	01/2025		36	KRW	49,198	0	(3)
	03/2025	INR	9,420		$110	1	0
	03/2025		$14	KRW	20,833	0	0

DUB	01/2025		73		101,888	0	(3)
	02/2025	MXN	7,585		$375	14	0

GLM	01/2025	SEK	3,305		303	4	0
	01/2025		$29	KRW	39,802	0	(2)
	02/2025	MXN	3,438		$169	5	0

JPM	01/2025	CNH	28,778		3,978	56	0
	01/2025	INR	1,096		13	0	0
	01/2025	KRW	25,711,920		18,000	528	0
	05/2025		$2,173	TRY	96,584	252	0

MBC	01/2025	AUD	18,154		$11,551	314	0
	01/2025	CAD	18,170		12,796	149	0
	01/2025	CNH	33,860		4,651	36	0
	01/2025	EUR	115,138		121,317	1,994	0
	01/2025	INR	1,139		13	0	0
	01/2025		$1,315	CNH	9,593	0	(7)
	01/2025		5	INR	405	0	0
	01/2025		2,342	JPY	358,000	0	(64)
	01/2025		58	KRW	80,211	0	(3)
	03/2025	ILS	357		$100	2	0
	03/2025	INR	407		5	0	0
	05/2025	CNH	13,734		1,893	12	0

SCX	01/2025		14,276		1,976	30	0
	01/2025	GBP	2,874		3,647	50	0
	01/2025	INR	3,330		39	1	0
	01/2025	KRW	5,310		4	0	0
	01/2025	TWD	627,907		19,350	176	0
	03/2025		$4	KRW	5,297	0	0
	05/2025	CNH	8,688		$1,205	16	0

SSB	01/2025		$19,350	INR	1,645,495	0	(157)

UAG	01/2025	NOK	1,827		$164	4	0
	01/2025		$12,906	PLN	52,421	0	(223)

Total Forward Foreign Currency Contracts						$4,660	$(1,478)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2028	1.150%	$	100	$(1)	$0	$0	$(1)

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709		300	1	1	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841		100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056		100	(2)	2	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150		300	(3)	2	0	(1)

Total Swap Agreements								$(6)	$6	$2	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2
BPS	479	0	0	479	(734)	0	0	(734)	(255)	343	88
BRC	533	0	0	533	(190)	0	0	(190)	343	(180)	163
CBK	3	0	0	3	(95)	0	0	(95)	(92)	0	(92)
DUB	14	0	0	14	(3)	0	0	(3)	11	0	11

42	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
GLM	$9	$0	$0	$9	$(2)	$0	$0	$(2)	$7	$0	$7
GST	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
JPM	836	0	0	836	0	0	0	0	836	(580)	256
MBC	2,507	0	0	2,507	(74)	0	0	(74)	2,433	(2,040)	393
MYC	0	0	2	2	0	0	(1)	(1)	1	59	60
SCX	273	0	0	273	0	0	0	0	273	(270)	3
SSB	0	0	0	0	(157)	0	0	(157)	(157)	0	(157)
UAG	4	0	0	4	(223)	0	0	(223)	(219)	0	(219)

Total Over the Counter	$4,660	$0	$2	$4,662	$(1,478)	$0	$(2)	$(1,480)

(l)

Securities with an aggregate market value of $402 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$183	$183
Swap Agreements	0	1	0	0	609	610

	$0	$1	$0	$0	$792	$793

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,660	$0	$4,660
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$4,660	$0	$4,662

	$0	$3	$0	$4,660	$792	$5,455

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$586	$586
Swap Agreements	0	0	0	0	172	172

	$0	$0	$0	$0	$758	$758

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,478	$0	$1,478
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$1,478	$0	$1,480

	$0	$2	$0	$1,478	$758	$2,238

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)	December 31, 2024

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$868	$868
Futures	0	0	0	0	(6,192)	(6,192)
Swap Agreements	0	675	0	0	2,395	3,070

	$0	$675	$0	$0	$(2,929)	$(2,254)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,476	$0	$8,476
Purchased Options	0	0	0	0	993	993
Written Options	0	0	0	0	2,790	2,790
Swap Agreements	0	16	0	0	0	16

	$0	$16	$0	$8,476	$3,783	$12,275

	$0	$691	$0	$8,476	$854	$10,021

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,182	$5,182
Swap Agreements	0	(225)	0	0	12,019	11,794

	$0	$(225)	$0	$0	$17,201	$16,976

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,448	$0	$3,448
Written Options	0	0	0	0	(8)	(8)
Swap Agreements	0	(16)	0	0	0	(16)

	$0	$(16)	$0	$3,448	$(8)	$3,424

	$0	$(241)	$0	$3,448	$17,193	$20,400

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,731	$6,731
Corporate Bonds & Notes
Banking & Finance	0	389,138	3,739	392,877
Industrials	0	89,938	0	89,938
Utilities	0	31,486	0	31,486
Municipal Bonds & Notes
California	0	13,378	0	13,378
Pennsylvania	0	640	0	640
U.S. Government Agencies	0	823,308	0	823,308
U.S. Treasury Obligations	0	147,170	0	147,170
Non-Agency Mortgage-Backed Securities	0	247,179	2,000	249,179
Asset-Backed Securities
Automobile Sequential	0	11,542	0	11,542
CMBS Other	0	18,937	0	18,937
Credit Card Bullet	0	2,626	0	2,626
Home Equity Other	0	202,450	0	202,450
Home Equity Sequential	0	592	0	592
Manufacturing House Sequential	0	179	0	179
Whole Loan Collateral	0	17,213	0	17,213
Other ABS	0	247,589	0	247,589
Sovereign Issues	0	10,753	0	10,753
Common Stocks
Industrials	0	0	55	55
Preferred Securities
Banking & Finance	0	14,256	0	14,256
Short-Term Instruments
U.S. Treasury Bills	0	5,437	0	5,437

	$0	$2,273,811	$12,525	$2,286,336

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,366	$0	$0	$3,366

Total Investments	$3,366	$2,273,811	$12,525	$2,289,702

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	40	753	0	793
Over the counter	0	4,662	0	4,662

	$40	$5,415	$0	$5,455

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(758)	0	(758)
Over the counter	0	(1,480)	0	(1,480)

	$0	$(2,238)	$0	$(2,238)

Total Financial Derivative Instruments	$40	$3,177	$0	$3,217

Totals	$3,406	$2,276,988	$12,525	$2,292,919

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

44	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series R	December 31, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 209.0%

CORPORATE BONDS & NOTES 1.4%

BANKING & FINANCE 1.4%

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,878	$211

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		24	3
1.500% due 10/01/2053		795	90
2.000% due 10/01/2053		499	59

Nykredit Realkredit AS
1.000% due 10/01/2050		12	1
1.500% due 10/01/2053		100	10
2.500% due 10/01/2047		16	2
3.000% due 10/01/2053		5,010	668

Realkredit Danmark AS
1.500% due 10/01/2053		2,273	263
2.000% due 10/01/2053		367	40
2.500% due 04/01/2047		11	2
3.000% due 10/01/2053		4,447	592

UBS Group AG
7.750% due 03/01/2029 •	EUR	100	118

Total Corporate Bonds & Notes (Cost $2,313)			2,059

U.S. GOVERNMENT AGENCIES 41.6%

Fannie Mae
5.128% due 02/25/2037 •		$8	8
6.128% due 10/01/2044 •		1	1

Freddie Mac
7.253% due 09/01/2036 •		6	6
7.340% due 07/01/2036 •		17	18

Ginnie Mae
5.461% due 08/20/2068 •		254	253
5.505% due 11/20/2073 •		1,197	1,210
5.555% due 09/20/2073 - 10/20/2073 •		5,560	5,639
5.585% due 09/20/2073 •		3,719	3,767
5.705% due 11/20/2073 •		1,778	1,819

Ginnie Mae, TBA
3.500% due 01/01/2055		13,300	11,890

Uniform Mortgage-Backed Security
3.500% due 12/01/2045		7	6
5.500% due 11/01/2054		5,240	5,174
6.000% due 03/01/2054 - 07/01/2054		10,451	10,507
6.500% due 12/01/2053 - 05/01/2054		6,111	6,243

Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055 - 03/01/2055		4,900	4,480
4.500% due 03/01/2055		10,400	9,776

Total U.S. Government Agencies (Cost $61,031)			60,797

U.S. TREASURY OBLIGATIONS 143.2%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2026		5,224	5,099
0.125% due 04/15/2027		3,019	2,894
0.125% due 01/15/2030 (b)		19,545	17,757
0.125% due 07/15/2030		2,093	1,887
0.125% due 01/15/2031 (b)		6,948	6,169
0.125% due 07/15/2031 (b)		23,638	20,816
0.125% due 01/15/2032		4,783	4,148
0.125% due 02/15/2051 (b)		4,122	2,271
0.125% due 02/15/2052		2,948	1,602

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 07/15/2029 (b)		$11,725	$10,862
0.250% due 02/15/2050		2,517	1,470
0.375% due 01/15/2027		1,045	1,014
0.375% due 07/15/2027 (b)		10,375	10,014
0.500% due 01/15/2028 (b)		7,346	7,024
0.625% due 01/15/2026 (e)		319	315
0.625% due 07/15/2032 (b)		13,798	12,337
0.625% due 02/15/2043		3,872	2,839
0.750% due 07/15/2028		880	846
0.750% due 02/15/2042		3,479	2,668
0.750% due 02/15/2045		2,507	1,818
0.875% due 01/15/2029		3,500	3,343
0.875% due 02/15/2047		1,105	800
1.000% due 02/15/2046		7,447	5,614
1.000% due 02/15/2048		1,646	1,213
1.000% due 02/15/2049		3,425	2,498
1.125% due 01/15/2033 (b)		7,736	7,119
1.375% due 07/15/2033 (b)		13,720	12,840
1.375% due 02/15/2044 (b)		623	519
1.500% due 02/15/2053 (b)(e)		319	255
1.625% due 10/15/2027 (b)		6,926	6,886
1.625% due 10/15/2029		3,612	3,552
1.750% due 01/15/2028		4,453	4,421
1.750% due 01/15/2034 (b)		8,934	8,568
1.875% due 07/15/2034 (b)		10,764	10,433
2.000% due 01/15/2026		2,406	2,407
2.125% due 02/15/2040		1,694	1,636
2.125% due 02/15/2041		2,840	2,749
2.125% due 02/15/2054		1,543	1,429
2.375% due 10/15/2028 (b)		14,119	14,341
2.500% due 01/15/2029		1,351	1,375
3.375% due 04/15/2032 (b)(e)		453	491
3.625% due 04/15/2028		2,557	2,684

Total U.S. Treasury Obligations (Cost $230,852)			209,023

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Banc of America Funding Trust
4.473% due 01/20/2047 ~		288	244

Countrywide Alternative Loan Trust
4.680% due 12/20/2046 •		479	409

Grifonas Finance PLC
3.681% due 08/28/2039 •	EUR	55	56

GSR Mortgage Loan Trust
5.330% due 09/25/2035 ~		$6	6

HarborView Mortgage Loan Trust
5.385% due 06/20/2035 •		184	167

IndyMac INDX Mortgage Loan Trust
5.293% due 05/25/2034 •		442	389

MortgageIT Mortgage Loan Trust
5.458% due 12/25/2034 •		5	5

OPEN Trust
7.486% due 11/15/2040 •		789	797

Residential Accredit Loans, Inc. Trust
4.813% due 06/25/2046 •		198	43

Total Non-Agency Mortgage-Backed Securities (Cost $2,161)			2,116

ASSET-BACKED SECURITIES 5.7%

HOME EQUITY OTHER 1.2%

Citigroup Mortgage Loan Trust
4.613% due 01/25/2037 •		124	89
4.743% due 09/25/2036 •		197	189
5.143% due 10/25/2035 •		500	455

Home Equity Asset Trust
5.308% due 08/25/2034 •		23	22

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
5.113% due 01/25/2035 •		$167	$160

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.218% due 05/25/2035 •		834	823

Saxon Asset Securities Trust
0.454% due 05/25/2035 •		23	22

Structured Asset Securities Corp. Mortgage Loan Trust
6.453% due 08/25/2037 •		4	3

			1,763

OTHER ABS 4.5%

Atlas Senior Loan Fund Ltd.
6.059% due 01/16/2030 •		15	15

Avoca Static CLO DAC
3.811% due 01/15/2035 •	EUR	1,000	1,036

Carlyle Euro CLO DAC
3.698% due 08/28/2031 •		282	293

Carlyle Global Market Strategies Euro CLO DAC
3.773% due 11/15/2031 ~		692	716

MAN Euro CLO DAC
4.929% due 10/15/2036 •		1,800	1,874

Man GLG Euro CLO DAC
3.576% due 12/15/2031 •		765	792
3.989% due 10/15/2032 •		189	195

Massachusetts Educational Financing Authority
6.395% due 04/25/2038 •		$11	10

Palmer Square European Loan Funding DAC
3.881% due 05/15/2033 •	EUR	1,570	1,626

			6,557

Total Asset-Backed Securities (Cost $8,442)			8,320

SOVEREIGN ISSUES 15.6%

Canada Government Bond
4.250% due 12/01/2026 (a)	CAD	1,105	815

France Government International Bond
0.100% due 03/01/2026 (a)	EUR	2,767	2,849
0.100% due 07/25/2031 (a)		1,084	1,064

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)		244	242
1.400% due 05/26/2025 (a)		9,206	9,521
1.800% due 05/15/2036 (a)		102	105

Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	437,716	2,892
0.100% due 03/10/2029 (a)		766,465	5,078

Mexico Government International Bond
4.000% due 08/24/2034 (a)	MXN	5,007	213

Total Sovereign Issues (Cost $26,045)			22,779

Total Investments in Securities (Cost $330,844)			305,094

Total Investments 209.0% (Cost $330,844)			$305,094

Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $267)			310

Other Assets and Liabilities, net (109.2)%			(159,419)

Net Assets 100.0%			$145,985

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
MYI	0.200%	12/18/2024	03/18/2025	JPY	(1,255,235)	$(7,978)

Total Reverse Repurchase Agreements						$(7,978)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	4.550%	12/24/2024	01/14/2025	$(30,420)	$(30,455)
	4.660	12/31/2024	01/02/2025	(1,283)	(1,283)
	4.800	12/30/2024	01/03/2025	(2,264)	(2,265)
BPG	4.580	12/19/2024	01/06/2025	(80,614)	(80,757)
	4.580	12/23/2024	01/07/2025	(15,475)	(15,495)

Total Sale-Buyback Transactions					$(130,255)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
MYI	$0	$(7,978)	$0	$(7,978)	$7,969	$(9)

Master Securities Forward Transaction Agreement
BCY	0	0	(34,003)	(34,003)	34,066	63
BPG	0	0	(96,252)	(96,252)	95,803	(449)
BPS	0	0	0	0	313	313

Total Borrowings and Other Financing Transactions	$0	$(7,978)	$(130,255)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$(7,978)	$0	$(7,978)

Total	$0	$0	$(7,978)	$0	$(7,978)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(130,255)	0	0	(130,255)

Total	$0	$(130,255)	$0	$0	$(130,255)

Total Borrowings	$0	$(130,255)	$(7,978)	$0	$(138,233)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(138,233)

(b)	Securities with an aggregate market value of $138,151 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(125,826) at a weighted average interest rate of 5.253%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(97) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

46	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2026	241	$	61,146	$18	$25	$0
Australia Government 10-Year Bond March Futures	03/2025	59		4,122	(55)	30	(25)
Euro-BTP March Futures	03/2025	38		4,723	(53)	5	0
Euro-Bund March Futures	03/2025	15		2,073	(35)	6	0
Euro-Buxl 30-Year Bond March Futures	03/2025	2		275	(15)	3	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	43		5,113	(195)	0	(19)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	112		12,467	(253)	0	(28)

					$(588)	$69	$(72)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2025	241	$	(61,202)	$(75)	$3	$(6)
Euro-Bobl March Futures	03/2025	4		(488)	3	0	(1)
Euro-Oat March Futures	03/2025	80		(10,226)	187	0	(12)
Euro-Schatz March Futures	03/2025	123		(13,631)	29	0	(5)
Gold 100 oz. February Futures	02/2025	5		(1,321)	39	0	(12)
Short Euro-BTP Italy Government Bond March Futures	03/2025	60		(6,676)	8	1	0
U.S. Treasury 2-Year Note March Futures	03/2025	196		(40,299)	3	3	0
U.S. Treasury 5-Year Note March Futures	03/2025	184		(19,560)	79	17	0
U.S. Treasury 10-Year Note March Futures	03/2025	175		(19,031)	190	39	0
U.S. Treasury Long-Term Bond March Futures	03/2025	184		(20,947)	470	46	0

					$933	$109	$(36)

Total Futures Contracts					$345	$178	$(108)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	13,300	$160	$(209)	$(49)	$9	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	16	13	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		160,000	(2)	8	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		607,000	55	48	103	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	18,280	122	(131)	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026		1,400	(7)	6	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026		4,800	(22)	17	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		14,780	(186)	(908)	(1,094)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		11,200	(96)	(954)	(1,050)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		3,050	189	853	1,042	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		7,000	134	1,311	1,445	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,000	53	118	171	2	0
Pay(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	28,900	226	176	402	84	0
Receive(1)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		10,624	21	(274)	(253)	0	(51)
Receive	6-Month EUR-EURIBOR	3.475	Annual	02/26/2025		66,500	14	28	42	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,000	(11)	(65)	(76)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		900	(7)	(26)	(33)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,800	(7)	(40)	(47)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		800	(3)	(18)	(21)	1	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		5,600	0	213	213	13	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		1,000	62	367	429	0	(3)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		1,100	1	470	471	0	(3)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,900	118	695	813	0	(6)
Receive	CPTFEMU	2.965	Maturity	05/15/2027		200	0	3	3	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,000	1	13	14	0	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		300	0	2	2	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,570	(19)	(449)	(468)	4	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		450	0	(2)	(2)	0	(1)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,100	(6)	(68)	(74)	0	(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPTFEMU	2.049%	Maturity	08/15/2034	EUR	3,100	$(1)	$(45)	$(46)	$0	$(3)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,100	(2)	(13)	(15)	0	(1)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		10	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	15	15	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		400	(11)	32	21	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		170	0	2	2	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		300	0	35	35	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		700	5	113	118	1	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		700	2	134	136	1	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	0	33	33	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	70	74	0	0
Pay	CPURNSA	2.601	Maturity	04/01/2025	$	8,000	0	(14)	(14)	0	(6)
Pay	CPURNSA	2.348	Maturity	05/01/2025		8,000	0	(15)	(15)	0	(2)
Pay	CPURNSA	2.208	Maturity	10/07/2025		15,408	0	(43)	(43)	0	(1)
Receive	CPURNSA	2.215	Maturity	10/10/2025		12,000	0	34	34	1	0
Pay	CPURNSA	2.380	Maturity	10/15/2025		2,600	0	(3)	(3)	0	0
Pay	CPURNSA	2.341	Maturity	11/07/2025		5,100	0	(11)	(11)	0	(1)
Receive	CPURNSA	2.419	Maturity	03/05/2026		300	0	33	33	0	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		1,800	0	156	156	1	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		800	0	67	67	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		830	0	74	74	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	53	53	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	(1)	(214)	(215)	0	(2)
Pay	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	(246)	(246)	0	(2)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	(142)	(142)	0	(1)
Pay	CPURNSA	1.998	Maturity	07/25/2029		1,300	0	(176)	(176)	0	(1)
Pay	CPURNSA	1.883	Maturity	11/20/2029		500	1	(76)	(75)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		1,500	1	167	168	2	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	EUR	300	0	(50)	(50)	0	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,500	8	(14)	(6)	0	(2)
Pay	UKRPI	3.466	Maturity	09/15/2034		600	0	(5)	(5)	0	(1)

Total Swap Agreements							$793	$1,151	$1,944	$141	$(119)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$178	$141	$319	$0	$(108)	$(119)	$(227)

Cash of $3,460 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025	JPY	290,200		$1,903	$57	$0
	03/2025	MXN	742		36	1	0

BPS	01/2025	AUD	61		40	2	0
	01/2025	CAD	1,016		725	17	0
	01/2025	PLN	81		20	0	0
	01/2025		$1,668	EUR	1,575	0	(35)

BRC	01/2025	DKK	780		$110	2	0
	03/2025	MXN	739		36	1	0

CBK	01/2025	EUR	1,560		1,641	24	0
	01/2025		$170	AUD	268	0	(4)
	01/2025		708	DKK	5,020	0	(10)

48	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2025	BRL	653		$113	$8	$0
	03/2025	MXN	1,143		56	2	0

DUB	01/2025	PLN	25		6	0	0
	02/2025		$44	MXN	889	0	(2)

GLM	01/2025	PLN	72		$18	1	0
	02/2025		$20	MXN	403	0	(1)

IND	01/2025	DKK	13,709		$1,938	33	0

JPM	01/2025	JPY	239,067		1,596	76	0
	01/2025	PLN	53		13	0	0

MBC	01/2025	AUD	67		43	1	0
	01/2025	EUR	20,015		21,088	346	0
	01/2025	PLN	69		17	0	0
	01/2025		$194	EUR	184	0	(3)

MYI	01/2025	AUD	78		$49	0	0
	01/2025	DKK	4,619		653	11	0

SCX	01/2025	GBP	174		221	3	0

TOR	01/2025	JPY	458,321		3,046	131	0

UAG	01/2025		270,575		1,812	91	0
	01/2025	NOK	111		10	0	0
	03/2025		$8,233	JPY	1,255,863	0	(185)

Total Forward Foreign Currency Contracts						$807	$(240)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	234.812	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(29)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	2,700	$(35)	$(46)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	2,700	(35)	(3)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	15,200	(192)	(232)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	15,200	(191)	(18)

RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.600	01/27/2025	1,600	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	4.000	01/27/2025	1,600	(11)	(20)

							$(472)	$(320)

Total Written Options							$(526)	$(349)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$58	$0	$0	$58	$0	$0	$0	$0	$58	$0	$58
BPS	19	0	0	19	(35)	0	0	(35)	(16)	0	(16)
BRC	3	0	0	3	0	0	0	0	3	0	3
CBK	34	0	0	34	(14)	0	0	(14)	20	0	20
DUB	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
GLM	1	0	0	1	(1)	(78)	0	(79)	(78)	0	(78)
GST	0	0	0	0	0	(250)	0	(250)	(250)	399	149
IND	33	0	0	33	0	0	0	0	33	0	33
JPM	76	0	0	76	0	0	0	0	76	0	76
MBC	347	0	0	347	(3)	0	0	(3)	344	(270)	74
MYI	11	0	0	11	0	0	0	0	11	0	11

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
RYL	$0	$0	$0	$0	$0	$(21)	$0	$(21)	$(21)	$0	$(21)
SCX	3	0	0	3	0	0	0	0	3	0	3
TOR	131	0	0	131	0	0	0	0	131	0	131
UAG	91	0	0	91	(185)	0	0	(185)	(94)	85	(9)

Total Over the Counter	$807	$0	$0	$807	$(240)	$(349)	$0	$(589)

(e)

Securities with an aggregate market value of $484 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$178	$178
Swap Agreements	0	0	0	0	141	141

	$0	$0	$0	$0	$319	$319

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$807	$0	$807

	$0	$0	$0	$807	$319	$1,126

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$12	$0	$0	$0	$96	$108
Swap Agreements	0	0	0	0	119	119

	$12	$0	$0	$0	$215	$227

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$240	$0	$240
Written Options	0	0	0	0	349	349

	$0	$0	$0	$240	$349	$589

	$12	$0	$0	$240	$564	$816

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$125	$125
Futures	(95)	0	0	0	1,586	1,491
Swap Agreements	0	0	0	0	493	493

	$(95)	$0	$0	$0	$2,204	$2,109

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,277	$0	$2,277
Written Options	0	0	0	0	292	292

	$0	$0	$0	$2,277	$292	$2,569

	$(95)	$0	$0	$2,277	$2,496	$4,678

50	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$38	$0	$0	$0	$1,397	$1,435
Swap Agreements	0	0	0	0	(651)	(651)

	$38	$0	$0	$0	$746	$784

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,144	$0	$1,144
Written Options	0	0	0	0	341	341

	$0	$0	$0	$1,144	$341	$1,485

	$38	$0	$0	$1,144	$1,087	$2,269

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,059	$0	$2,059
U.S. Government Agencies	0	60,797	0	60,797
U.S. Treasury Obligations	0	209,023	0	209,023
Non-Agency Mortgage-Backed Securities	0	2,116	0	2,116
Asset-Backed Securities
Home Equity Other	0	1,763	0	1,763
Other ABS	0	6,557	0	6,557
Sovereign Issues	0	22,779	0	22,779

Total Investments	$0	$305,094	$0	$305,094

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$73	$246	$0	$319
Over the counter	0	807	0	807

	$73	$1,053	$0	$1,126

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(61)	(166)	0	(227)
Over the counter	0	(589)	0	(589)

	$(61)	$(755)	$0	$(816)

Total Financial Derivative Instruments	$12	$298	$0	$310

Totals	$12	$305,392	$0	$305,404

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Schedule of Investments	PIMCO Fixed Income SHares: Series TE

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.4%

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.1%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	$200	$200

INDUSTRIALS 0.6%

Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	700	700

Toledo Hospital
6.015% due 11/15/2048	200	177

		877

Total Corporate Bonds & Notes (Cost $1,040)		1,077

MUNICIPAL BONDS & NOTES 88.5%

ALABAMA 3.7%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	2,000	2,167

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	600	637

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	1,000	1,080

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	1,000	1,064

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	800	830

		5,778

ARIZONA 0.2%

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2028	250	259

ARKANSAS 0.3%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	500	554

CALIFORNIA 7.9%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (c)	1,000	585

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	500	533
5.000% due 02/01/2055	1,200	1,280

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	250	199

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	1,000	184

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2044	1,000	1,075

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	800	802
7.000% due 03/01/2053	250	245

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	2,250	187
8.000% due 01/01/2050	1,000	1,028

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2050 (d)	$1,000	$810

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	1,000	1,041

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	250	260

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	500	488

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	250	268

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	200	174

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (c)	500	322

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	12,500	1,327

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	300	312

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	500	516

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (b)	2,500	397

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (b)	2,000	398

		12,431

COLORADO 6.7%

Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.500% due 12/01/2044	1,000	1,002

Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024
6.500% due 12/01/2054	250	259

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017
5.000% due 12/01/2037	250	248

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018
5.250% due 12/01/2048	500	492

Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020
5.000% due 12/01/2047	500	489

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
0.000% due 12/01/2051 (c)	750	468

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021
4.000% due 03/15/2046	1,000	957

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024
6.125% due 12/15/2054	750	750

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	1,000	963

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,000	1,019

Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2050	500	445

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	$500	$500

Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036	750	717

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	550	482

Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	500	507

Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020
0.000% due 12/01/2050 (c)	1,000	756

Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2049	500	471

		10,525

DELAWARE 0.9%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	985	833
7.120% due 10/01/2038	175	166

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	500	489

		1,488

DISTRICT OF COLUMBIA 1.0%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021
5.000% due 10/01/2046	1,000	1,029

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	300	319
5.000% due 07/15/2056	300	317

		1,665

FLORIDA 11.6%

Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2044	710	718

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.625% due 05/01/2054	405	413

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
4.250% due 05/01/2032	390	389
5.000% due 05/01/2042	300	302
5.000% due 05/01/2053	750	742

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2055	250	247

Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	250	244

Berry Bay II Community Development District, Florida Special Assessment Bonds, Series 2024
4.450% due 05/01/2031	250	248

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	488

Florida Development Finance Corp. Revenue Bonds, Series 2022
8.250% due 07/01/2057	500	517

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	1,000	1,043

52	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
4.050% due 10/01/2042	$1,795	$1,795

Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,000	1,008

Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.450% due 05/01/2055	250	245

Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2024
5.350% due 05/01/2044	420	419

Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2044	425	421

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	585	582
5.550% due 05/01/2054	530	532

LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2044	875	868

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	983

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
5.250% due 10/01/2054	1,000	1,085

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	750	750

Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024
5.200% due 05/01/2054	150	145

Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.550% due 05/01/2054	250	242

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 08/01/2047	150	153

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2028 (b)	475	412

Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	555	553

Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2055	100	98

Pioneer Ranch Community Development District, Florida Special Assessment Notes, Series 2024
5.000% due 05/01/2044	810	783

Rookery Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	300	291

Seagrove Community Development District, Florida Special Assesment Bonds, Series 2024
4.875% due 06/15/2044	250	244

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2029	225	217
4.000% due 12/15/2030	200	191
4.000% due 12/15/2031	210	200

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	500	517

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024
4.000% due 05/01/2034	250	248

		18,333

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 1.5%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2024
0.000% due 12/15/2048 (c)	$500	$423

Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024
5.000% due 04/01/2034	100	101

Housing Authority of Douglas County Multifamily Tax-Exempt Bonds
4.375% due 04/01/2043	1,000	992

Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	400	426

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	300	317

		2,259

IDAHO 0.3%

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	500	449

ILLINOIS 7.7%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2033	500	540
5.250% due 01/01/2048	1,000	1,061

Illinois Finance Authority Revenue Bonds, Series 2020
3.600% due 08/15/2049	2,800	2,800

Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2026	2,000	2,062

Illinois State General Obligation Bonds, Series 2018
5.000% due 10/01/2033	1,000	1,044

Illinois State General Obligation Bonds, Series 2020
5.500% due 05/01/2030	850	907

Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2036	1,100	1,213
5.000% due 05/01/2037	1,000	1,095

Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2034	1,180	1,057

Village of Gilberts, Illinois Special Service Area No 24, Special Tax Bonds, Series 2014
5.375% due 03/01/2034	455	430

		12,209

INDIANA 0.9%

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2054	100	101

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	175	172
6.250% due 07/01/2056	300	295

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	300	295

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	498

		1,361

IOWA 1.4%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2024
4.650% due 07/01/2043	2,000	2,017

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	250	228

		2,245

KANSAS 0.6%

Colby, Kansas Revenue Bonds, Series 2024
5.500% due 07/01/2026	1,000	1,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.8%

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	$660	$633

Plaquemines Port Harbor & Terminal District, Louisiana Revenue Bonds, Series 2024
9.000% due 12/01/2044	650	654

		1,287

MAINE 0.2%

Finance Authority of Maine Revenue Bonds, Series 2024
4.625% due 12/01/2047	250	251

MASSACHUSETTS 0.2%

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
5.000% due 07/01/2044	350	356

MICHIGAN 0.9%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	500	387

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.853% (TSFR3M) due 07/01/2032 ~	1,000	987

		1,374

MINNESOTA 1.4%

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055	2,000	2,248

MISSOURI 0.6%

Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 02/01/2043	1,000	991

MULTI-STATE 1.2%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.142% due 01/25/2040	493	473
4.550% due 08/25/2040	497	490

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	499	497
4.545% due 10/25/2040	498	495

		1,955

NEVADA 0.3%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	355	345

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	1,000	148

		493

NEW HAMPSHIRE 0.4%

National Finance Authority Affordable Housing
4.150% due 10/20/2040	400	391

New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2030	280	275

		666

NEW JERSEY 1.3%

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	1,000	989

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024
5.000% due 06/15/2035	$1,000	$1,132

		2,121

NEW MEXICO 1.4%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	500	452

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008
4.050% due 08/01/2034	1,785	1,785

		2,237

NEW YORK 7.1%

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	500	440

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
4.050% due 11/01/2036	2,500	2,500

New York City Water & Sewer System, New York Revenue Bonds, Series 2013
4.050% due 06/15/2050	2,500	2,500

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053	200	218

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046	1,000	1,081

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,000

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2051	500	485

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	750	757

Onondaga Civic Development Corp., New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	952

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.250% due 08/01/2047	1,000	1,066

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	2,000	189

		11,188

OHIO 3.4%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	11,300	1,023
5.000% due 06/01/2055	2,000	1,775

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.500% due 02/15/2057	510	518

Lancaster Port Authority, Ohio Revenue Bonds, Series 2024
5.000% due 02/01/2055	300	316

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	750	700

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	700	770

Ohio Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 01/01/2045	250	250

		5,352

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 0.3%

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2038 (b)	$750	$414

PENNSYLVANIA 2.5%

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022
5.250% due 05/01/2042	480	480

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	1,045	1,076

Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2054	400	408

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023
4.100% due 06/01/2029	500	511

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 11/01/2044	150	152

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	200	204

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
6.000% due 06/30/2061	1,000	1,090

		3,921

PUERTO RICO 7.1%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	834	512
0.000% due 11/01/2051	3,379	2,099

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	990	973

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.772% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	983

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040 ^(a)	2,150	984

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	5,000	1,617
0.000% due 07/01/2051 (b)	11,000	2,583

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,000	987
4.550% due 07/01/2040	500	500

		11,238

RHODE ISLAND 1.4%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,002
5.000% due 06/01/2050	1,250	1,251

		2,253

TEXAS 7.4%

Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	100	100

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	200	197

Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021
3.625% due 07/01/2026	250	232

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Celina, Texas Special Assessment Bonds, Series 2024
5.500% due 09/01/2054	$500	$506

Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024
5.100% due 09/01/2044	350	346

Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2054	1,000	955

Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	250	240

EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024
4.250% due 12/01/2034	400	398

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.950% due 10/01/2041	2,500	2,500

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	1,000	1,062

Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	200	199

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	500	470

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051 ^(a)	50	28

Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020
4.000% due 01/01/2050	500	418

Princeton, Texas Special Assessment Bonds, Series 2024
4.250% due 09/01/2031	300	297

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.546% (TSFR3M) due 12/15/2026 ~	500	500

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2042	1,000	1,096

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	600	587
4.375% due 10/15/2059	1,500	1,480

		11,611

UTAH 1.6%

Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.500% due 06/15/2039	500	507

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2048	1,000	1,059

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021
4.375% due 06/01/2052	1,000	922

		2,488

VIRGINIA 1.0%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	515	488

Virginia Small Business Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2039	1,000	1,046

		1,534

WASHINGTON 0.9%

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	1,000	944

54	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

December 31, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State Housing Finance Commission Revenue Bonds, Series 2024
6.000% due 07/01/2059	$500	$506

		1,450

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (b)	1,000	93

WISCONSIN 2.3%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	500	449

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (b)	1,940	142
4.500% due 06/01/2056	225	179

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
0.000% due 09/01/2029 (b)	500	359

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2044	290	290
5.500% due 12/15/2028	353	354

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
4.000% due 04/01/2048	1,540	1,540

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024
6.000% due 07/01/2060	$300	$298

		3,611

Total Municipal Bonds & Notes (Cost $138,300)		139,690

U.S. GOVERNMENT AGENCIES 4.2%

Freddie Mac
2.990% due 04/25/2043 ~	198	164
3.158% due 01/25/2039 ~	700	441
3.428% due 01/25/2043 ~	300	188
3.720% due 01/01/2041	992	888
3.800% due 01/01/2040	993	902
3.850% due 07/01/2039 - 01/01/2040	1,492	1,361
4.250% due 08/01/2038	995	951
4.370% due 03/01/2040	495	477
4.900% due 02/01/2040	496	499
5.210% due 08/01/2040	298	310
5.449% due 07/15/2040 •	247	255
5.469% due 01/25/2042 «~(d)	300	241

Total U.S. Government Agencies (Cost $6,805)		6,677

Total Investments in Securities (Cost $146,145)		147,444

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.2%

SHORT-TERM INSTRUMENTS 6.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%

PIMCO Short-Term Floating NAV Portfolio III	1,008,318	$9,818

Total Short-Term Instruments (Cost $9,813)		9,818

Total Investments in Affiliates (Cost $9,813)		9,818

Total Investments 99.6% (Cost $155,958)		$157,262

Other Assets and Liabilities, net 0.4%		568

Net Assets 100.0%		$157,830

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$909	$810	0.51%
Freddie Mac	5.469	01/25/2042	12/10/2024	241	241	0.15

				$1,150	$1,051	0.66%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)	December 31, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$140	$140

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$134	$134

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$200	$200
Industrials	0	877	0	877
Municipal Bonds & Notes
Alabama	0	5,778	0	5,778
Arizona	0	259	0	259
Arkansas	0	554	0	554
California	0	12,431	0	12,431
Colorado	0	10,525	0	10,525
Delaware	0	1,488	0	1,488
District of Columbia	0	1,665	0	1,665
Florida	0	18,333	0	18,333
Georgia	0	2,259	0	2,259
Idaho	0	449	0	449
Illinois	0	12,209	0	12,209
Indiana	0	1,361	0	1,361
Iowa	0	2,245	0	2,245
Kansas	0	1,002	0	1,002
Louisiana	0	1,287	0	1,287
Maine	0	251	0	251
Massachusetts	0	356	0	356
Michigan	0	1,374	0	1,374
Minnesota	0	2,248	0	2,248
Missouri	0	991	0	991
Multi-State	0	1,955	0	1,955
Nevada	0	493	0	493
New Hampshire	0	666	0	666

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
New Jersey	$0	$2,121	$0	$2,121
New Mexico	0	2,237	0	2,237
New York	0	11,188	0	11,188
Ohio	0	5,352	0	5,352
Oregon	0	414	0	414
Pennsylvania	0	3,921	0	3,921
Puerto Rico	0	11,238	0	11,238
Rhode Island	0	2,253	0	2,253
Texas	0	11,611	0	11,611
Utah	0	2,488	0	2,488
Virginia	0	1,534	0	1,534
Washington	0	1,450	0	1,450
West Virginia	0	93	0	93
Wisconsin	0	3,611	0	3,611
U.S. Government Agencies	0	6,436	241	6,677

	$0	$147,003	$441	$147,444

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,818	$0	$0	$9,818

Total Investments	$9,818	$147,003	$441	$157,262

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

56	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2024

1. ORGANIZATION

PIMCO Managed Accounts Trust (the “Trust”), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Fixed Income SHares (“FISH”): Series C, Series LD, Series M, Series R and Series TE (each, a “Portfolio” or “Series” and collectively, the “Portfolios” or “Series”). Each Portfolio has authorized an unlimited number of shares of beneficial interest with $0.001 par value. Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) serves as the Portfolios’ investment adviser and administrator.

Hereinafter, the Board of Trustees of the Portfolios shall be collectively referred to as the “Board.”

In this reporting period, each Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolios as a whole and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team. The financial information in the form of each Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Portfolio’s comparative benchmarks and to make resource allocation decisions for each Portfolio’s single segment, is consistent with that presented within the Portfolios’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Notes to Financial Statements	(Cont.)

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends are declared daily and distributed monthly, generally on the last business day of the month. In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the

58	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2024

equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolios’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolios have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolios’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolios’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolios’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolios’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Notes to Financial Statements	(Cont.)

it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that a Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a

60	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2024

Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Portfolio normally will be taken into account in calculating the NAV. A Portfolio’s whole loan investments, including those originated by a Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	61

Notes to Financial Statements	(Cont.)

internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule of portfolio holdings for each affiliate fund is filed with the

62	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2024

SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series C	$125,012	$613,405	$(735,700)	$60	$(44)	$2,733	$1,380	$0

PIMCO Fixed Income SHares: Series LD	11,264	57,022	(66,806)	6	(6)	1,480	142	0

PIMCO Fixed Income SHares: Series M	63,382	724,273	(784,300)	20	(9)	3,366	1,609	0

PIMCO Fixed Income SHares: Series TE	3,139	90,670	(84,000)	4	5	9,818	468	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks.

When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Portfolios may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	63

Notes to Financial Statements	(Cont.)

arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Portfolio may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Portfolio may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Portfolio may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Portfolio to do so. Alternatively, a Portfolio may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Portfolio may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an

64	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2024

investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Portfolio may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios as of December 31, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	65

Notes to Financial Statements	(Cont.)

Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by a Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to a Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties

66	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2024

are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where a Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. The Portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Portfolios did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	67

Notes to Financial Statements	(Cont.)

type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

68	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2024

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of each Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by each Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	69

Notes to Financial Statements	(Cont.)

swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the

70	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2024

agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	FISH: Series C	FISH: Series LD	FISH: Series M	FISH: Series R	FISH: Series TE

Small Portfolio	—	X	—	—	X

Interest Rate	X	X	X	X	X

Credit	X	X	X	X	X

Market	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	—

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	—

Risks	FISH: Series C	FISH: Series LD	FISH: Series M	FISH: Series R	FISH: Series TE

Emerging Markets	X	X	X	X	—

Focused Investment	X	X	X	X	X

Derivatives	X	X	X	X	X

Liquidity	X	X	X	X	X

Management	X	X	X	X	X

High Yield	X	X	X	X	X

Currency	X	X	X	X	—

Leveraging	X	X	X	X	X

Issuer	X	X	X	X	X

Turnover	X	X	X	X	—

Municipal Securities	X	X	X	X	X

Municipal Project-Specific	—	—	—	—	X

Municipal Bond Market	—	—	—	—	X

California State-Specific	—	—	—	—	X

New York State-Specific	—	—	—	—	X

Puerto Rico-Specific	—	—	—	—	X

AMT Bonds	—	—	—	—	X

Sovereign Debt	—	—	—	X	—

Inflation/Deflation	X	X	X	X	X

Contingent Convertible Securities	X	—	X	—	—

LIBOR Transition	X	X	X	—	—

Collateralized Loan Obligations	X	X	X	—	—

Please see “Description of Principal Risks” in a Portfolio’s prospectus for a more detailed description of the risks of investing in a Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Credit Risk is the risk that a Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	71

Notes to Financial Statements	(Cont.)

delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Focused Investment Risk is the risk that, to the extent that a Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, a Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. A Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Portfolio. A Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Portfolio’s performance.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

72	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2024

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

Municipal Securities Risk is the risk that investing in municipal securities subjects a Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Municipal Project-Specific Risk is the risk that a Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Market Risk is the risk that the Portfolio may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Portfolio as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation.

California State-Specific Risk is the risk that by focusing its investments in California municipal bonds, the Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by focusing its investments in New York municipal bonds, the Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, the Portfolio may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Inflation/Deflation Risk is the risk that the value of assets or income from a Portfolio’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Portfolio’s investments could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Portfolio’s investments.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount (including potentially zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Portfolio.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Portfolio may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to a Portfolio.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	73

Notes to Financial Statements	(Cont.)

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruptions Risk A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and

74	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2024

cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolios and their shareholders may suffer losses as a result of a cyber security breach related to the Portfolios, their service providers, trading counterparties or the issuers in which a Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolios, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	75

Notes to Financial Statements	(Cont.)

with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolios may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolios are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee The Trust entered into an Investment Advisory Contract with the Adviser (the “Advisory Contract”) pursuant to which the Adviser serves as the investment adviser to each Portfolio. The Adviser does not receive investment advisory or other fees from the Portfolios or the Trust (although PIMCO may receive compensation under the Advisory Contract with respect to future series of the Trust). The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios.

Each Portfolio is an integral part of one or more “wrap-fee” programs, including those sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. PIMCO may receive fees or other benefits from or through its relationships with the sponsors of such wrap-fee programs for which the Portfolios are an investment option.

(b) Supervisory and Administration Fee Pursuant to the Supervision and Administration Agreement with PIMCO (the “Administration Agreement”), PIMCO also serves as administrator to the Portfolios (in this capacity, PIMCO is referred to as the “Administrator”). Under the Administration Agreement, the Administrator, at its expense, is required to procure most supervisory and administrative services required by the Portfolios including, but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, tax services, valuation services and other services required for the Portfolios’ daily operations. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear the expenses associated with these services at no charge to the Portfolios. In addition, PIMCO has entered into an expense limitation agreement with the Trust pursuant to which it has agreed to pay or reimburse certain other expenses of the Portfolios, as discussed in more detail below. The Administrator does not receive any administration or other fees from the Portfolios or the Trust for serving as administrator to the Portfolios (although the Administrator may receive compensation under the Administration Agreement with respect to future series of the Trust). The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

The Trust is responsible for the following expenses: (i) salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Administrator or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Trust or any of its Portfolios; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred for any of the Portfolios; (iv) expenses of each Portfolio’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limitation, through the use by a Portfolio of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) fees and expenses of any underlying funds or other pooled vehicles in which a Portfolio invests; (vii) dividend and interest expenses on short positions taken by the Portfolios; (viii) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (ix) extraordinary expenses, including extraordinary legal expenses, as may arise including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (x) to the extent permitted by the Board, organizational and offering expenses of the Trust and the Portfolios and any expenses which are capitalized in accordance with generally accepted accounting principles; and (xi) any expenses allocated or allocable to a specific class of shares of a Portfolio, including fees paid pursuant to an administrative services or distribution plan.

76	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2024

(c) Distribution Contract The Trust has entered into a distribution contract with PIMCO Investments LLC (the “Distributor”), a wholly-owned subsidiary of PIMCO, pursuant to which the Distributor serves as the distributor and principal underwriter of the Portfolios’ shares (the “Distribution Contract”). The Distributor does not receive any distribution or other fees from the Portfolios or the Trust for serving as the distributor and principal underwriter of the Portfolios’ shares (although the Distributor may receive compensation under the Distribution Contract with respect to future series of the Trust).

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Portfolio is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Agreement The Adviser has contractually agreed pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) to bear the expenses of or make payments to each Portfolio to the extent that, for any calendar month, “Specified Expenses”, as defined in the Expense Limitation Agreement of such Portfolio would exceed 0.00%. “Specified Expenses” of a Portfolio means all expenses incurred by the Portfolio, including organizational and offering expenses and expenses associated with obtaining or maintaining a Legal Entity Identifier, but excluding any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities, fees and expenses of any underlying Portfolios or other pooled vehicles in which the Portfolio invests, taxes, governmental fees, dividends and interest on short positions, and extraordinary expenses, including extraordinary legal expenses. This Expense Limitation Agreement shall continue in effect, unless sooner terminated by the Board, for so long as the Adviser serves as the investment adviser to the applicable Portfolio pursuant to the Advisory Contract. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Investment Company Act of 1940, as amended (the “Act”). Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended December 31, 2024 were as follows (amounts in thousands†):

Portfolio Name	Purchases	Sales	Realized Gain/(Loss)

Fixed Income SHares: Series C	$5,609	$17,814	$(2,843)

Fixed Income SHares: Series M	0	11,266	(5,069)

Fixed Income SHares: Series TE	2,613	318	(15)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	77

Notes to Financial Statements	(Cont.)

securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

Fixed Income SHares: Series C	$11,446,894	$10,967,879	$515,103	$285,262

Fixed Income SHares: Series LD	263,653	255,266	17,606	36,443

Fixed Income SHares: Series M	11,774,255	11,460,393	617,290	235,504

Fixed Income SHares: Series R	881,167	885,959	4,118	15,766

Fixed Income SHares: Series TE	5,723	0	98,216	14,482

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value.

14. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a Portfolio, the Portfolio may be subject to an excise tax of 4% of the amount by which 98% of the Portfolio’s annual taxable income and

98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of December 31, 2024, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

78	PIMCO MANAGED ACCOUNTS TRUST

December 31, 2024

As of December 31, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book- to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

Fixed Income SHares: Series C	$0	$12,001	$0	$(50,882)	$0	$(350,362)	$0	$0	$(389,243)

Fixed Income SHares: Series LD	0	0	0	(1,939)	(201)	(7,259)	0	0	(9,399)

Fixed Income SHares: Series M	0	2,676	0	(78,224)	0	(146,048)	0	0	(221,596)

Fixed Income SHares: Series R	0	680	0	(27,582)	0	(56,117)	0	0	(83,019)

Fixed Income SHares: Series TE	228	0	0	1,226	0	(3,018)	0	0	(1,564)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, constructive sales, treasury inflation-protected securities (TIPS), sale/buyback transactions, interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, and tax-exempt securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2024 through December 31, 2024, which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2024, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

Fixed Income SHares: Series C	$246,263	$104,099

Fixed Income SHares: Series LD	2,424	4,835

Fixed Income SHares: Series M	62,893	83,155

Fixed Income SHares: Series R	12,180	43,937

Fixed Income SHares: Series TE	2,778	240

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

Fixed Income SHares: Series C	$2,375,857	$42,689	$(77,602)	$(34,913)

Fixed Income SHares: Series LD	58,309	999	(2,937)	(1,938)

Fixed Income SHares: Series M	2,380,095	39,975	(115,948)	(75,973)

Fixed Income SHares: Series R	338,306	7,815	(38,519)	(30,704)

Fixed Income SHares: Series TE	156,036	3,049	(1,823)	1,226

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, constructive sales, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, and tax-exempt securities.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	79

Notes to Financial Statements	(Cont.)	December 31, 2024

For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Portfolios made the following tax basis distributions (amounts in thousands†):

	December 31, 2024				December 31, 2023

	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

Fixed Income SHares: Series C	$0	$69,446	$0	$0	$0	$55,338	$0	$0

Fixed Income SHares: Series LD	0	2,317	0	286	0	1,559	0	1,134

Fixed Income SHares: Series M	0	83,052	0	0	0	68,737	0	0

Fixed Income SHares: Series R	0	3,067	0	0	0	865	0	3,844

Fixed Income SHares: Series TE	4,604	1,172	0	0	2,820	736	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolios’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no subsequent events identified that require recognition or disclosure.

80	PIMCO MANAGED ACCOUNTS TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Managed Accounts Trust and Shareholders of Fixed Income SHares: Series C, Fixed Income SHares: Series LD, Fixed Income SHares: Series M, Fixed Income SHares: Series R and Fixed Income SHares: Series TE

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios listed in the table below (constituting PIMCO Managed Accounts Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2024, the related statements of operations, of changes in net assets and, for the portfolios indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of December 31, 2024, the results of each of their operations, the changes in each of their net assets and, for the portfolios indicated in the table below, each of their cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the five years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Fixed Income SHares: Series C (1)

Fixed Income SHares: Series LD (2)

Fixed Income SHares: Series M (1)

Fixed Income SHares: Series R (2)

Fixed Income SHares: Series TE (1)

(1) Statement of operations for the year ended December 31, 2024, and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2) Statement of operations and statement of cash flows for the year ended December 31, 2024, and statement of changes in net assets for the years ended December 31, 2024 and 2023

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 25, 2025

We have served as the auditor of one or more investment companies in PIMCO Managed Accounts Trust since 2000.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	81

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BOA	Bank of America N.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona

CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar

DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIA	Sterling Overnight Interbank Average Rate

BOBL	Bundesobligation, the German word for federal government bond	FRCPXTOB	France Consumer Price ex-Tobacco Index	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

CPTFEMU	Eurozone HICP ex-Tobacco Index	SOFRINDX	Secured Overnight Financing Rate Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	PSF	Public School Fund

FHLMC	Federal Home Loan Mortgage Corp.	GNMA	Government National Mortgage Association

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce

BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined

BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"

82	PIMCO MANAGED ACCOUNTS TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolios estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Fixed Income SHares - Series C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0354	$0.0000	$0.0000	$0.0354

August 2024	$0.0362	$0.0000	$0.0000	$0.0362

September 2024	$0.0340	$0.0000	$0.0000	$0.0340

October 2024	$0.0368	$0.0000	$0.0000	$0.0368

November 2024	$0.0391	$0.0000	$0.0000	$0.0391

December 2024	$0.0396	$0.0000	$0.0000	$0.0396

PIMCO Fixed Income SHares - Series LD	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0348	$0.0000	$0.0000	$0.0348

August 2024	$0.0355	$0.0000	$0.0000	$0.0355

September 2024	$0.0319	$0.0000	$0.0000	$0.0319

October 2024	$0.0348	$0.0000	$0.0000	$0.0348

November 2024	$0.0352	$0.0000	$0.0000	$0.0352

December 2024	$0.0357	$0.0000	$0.0000	$0.0357

PIMCO Fixed Income SHares - Series M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0432	$0.0000	$0.0000	$0.0432

August 2024	$0.0451	$0.0000	$0.0000	$0.0451

September 2024	$0.0385	$0.0000	$0.0000	$0.0385

October 2024	$0.0429	$0.0000	$0.0000	$0.0429

November 2024	$0.0408	$0.0000	$0.0000	$0.0408

December 2024	$0.0414	$0.0000	$0.0000	$0.0414

PIMCO Fixed Income SHares - Series R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0125	$0.0000	$0.0000	$0.0125

August 2024	$0.0003	$0.0000	$0.0000	$0.0003

September 2024	$0.0021	$0.0000	$0.0000	$0.0021

October 2024	$0.0000	$0.0000	$0.0000	$0.0000

November 2024	$0.0069	$0.0000	$0.0000	$0.0069

December 2024	$0.0063	$0.0000	$0.0000	$0.0063

PIMCO Fixed Income SHares - Series TE	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0389	$0.0000	$0.0000	$0.0389

August 2024	$0.0420	$0.0000	$0.0000	$0.0420

September 2024	$0.0375	$0.0000	$0.0000	$0.0375

October 2024	$0.0388	$0.0000	$0.0000	$0.0388

November 2024	$0.0404	$0.0000	$0.0000	$0.0404

December 2024	$0.0398	$0.0000	$0.0000	$0.0398

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	83

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolios’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolios’ fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2024 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolios intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

Fixed Income SHares: Series C	1.52%	4.36%	$52,709	$0	$63,083

Fixed Income SHares: Series LD	0%	0%	1,027	0	3,275

Fixed Income SHares: Series M	0%	1.20%	61,816	0	72,209

Fixed Income SHares: Series R	0%	0%	3,067	0	3,475

Fixed Income SHares: Series TE	0%	0%	5,776	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

Fixed Income SHares: Series C	0%

Fixed Income SHares: Series LD	0%

Fixed Income SHares: Series M	0%

Fixed Income SHares: Series R	0%

Fixed Income SHares: Series TE	0%

84	PIMCO MANAGED ACCOUNTS TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	85

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on November 18, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Three Trustees to the Board of Trustees

The purpose of this proposal was to elect three nominees to the Board of Trustees, one of whom was not currently serving as a Trustee of the Trust.

The other members of the Board of Trustees at the time of the meeting, namely, Mses. Deborah A. DeCotis, Sarah E. Cogan and E. Grace Vandecruze and Mr. Alan Rappaport continue to serve as Trustees of the Trust. David N. Fisher† also continued to serve as a Trustee from the time of the meeting until his retirement on December 1, 2024. In light of Mr. Fisher’s retirement in December 2024, the Board nominated David Flattum as a Trustee of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Kathleen A. McCartney	268,089,038	2,445,822

Libby D. Cantrill†	263,579,939	6,954,921

David Flattum†	263,640,905	6,893,955

†	Interested Trustee

86	PIMCO MANAGED ACCOUNTS TRUST

Changes to Board of Trustees	(Unaudited)

Effective June 30, 2024, Mr. Joseph B. Kittredge, Jr. resigned from his position as Trustee of the Trust.

Effective December 1, 2024, Mr. David Fisher retired from his position as Trustee of the Trust.

Effective December 1, 2024, the Board of Trustees appointed Mr. David Flattum as a Trustee of the Trust.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	87

Approval of Investment Management Agreement (N-CSR Item 11)	(Unaudited)

Not applicable.

88	PIMCO MANAGED ACCOUNTS TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

FISHFSTMAR_123124

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included with the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included with the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable.

(b)	Not Applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable for open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	March 5, 2025

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	March 5, 2025